UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Government Fund

Annual Report

April 30, 2016

UBS Liquid Assets Government Fund

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UBS Liquid Assets Government Fund

June 10, 2016

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (previously UBS Liquid Assets Fund) (the “Fund”) for the 12 months ended April 30, 2016 (the “reporting period”).

As previously communicated to shareholders, effective April 14, 2016, the Fund’s investment focus shifted from being a “prime” money market fund, which invested in a variety of corporate and government money market instruments, to being a “government” money market fund, which invests in government securities and related repurchase agreements. This transition was made in response to new federal regulations governing money

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

market funds.

Performance

In December 2015, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. While the yields on a wide range of short-term investments moved higher over the period as the market anticipated the Fed action as well as potential future actions into 2016, yields still remained low by historical comparison. (For more details on the Fed’s actions, see below.) As a result, the Fund’s yield remained low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2016 was 0.26% (after fee waivers/expense reimbursements), compared to

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UBS Liquid Assets Government Fund

0.11% on April 30, 2015. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, but the pace moderated during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 3.9% seasonally adjusted annualized rate during the second quarter of 2015. GDP growth then slowed to 2.0% and 1.4% for the third and fourth quarters of 2015, respectively. Finally, first-quarter 2016 GDP grew at a 0.8% rate.[1]

Q.	How did the Fed react to the economic environment?
A.	The Fed took its initial step toward normalizing monetary policy during the reporting period. In December 2015, the Fed raised the fed funds rate for the first time in nearly a decade. The US central bank boosted the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. In its official statement the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2% inflation…The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” During its meetings that concluded on January 27, March 16 and April 27, 2016, the Fed kept rates on hold.

Q.	How did you position the Fund over the fiscal year?
A.	As noted above, the Fund shifted its principal investment focus in the last weeks of its fiscal year in response to regulatory developments.

[1]	Based on the Commerce Department’s second estimate for GDP announced on May 27, 2016, after the reporting period had ended.

2

UBS Liquid Assets Government Fund

Also, we tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 43 days. By the end of the period, the Fund’s WAM was 48 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the 12-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single non-government issuers during the period that the Fund operated as a “prime” money market fund. (The Fund was generally able to hold up to 5% in any one non-government issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the 12-month period. As the Fund changed its mandate to be a government money market fund, we significantly increased its exposures to US government and agency obligations. Conversely, we eliminated the Fund’s exposures to commercial paper and certificates of deposit. The Fund’s allocation to repurchase agreements fluctuated modestly over the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	In our view, the US economy will continue to grow in 2016. That being said, we feel the expansion will be fairly moderate and inflation will remain largely benign. Against this backdrop, we believe the Fed

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/am-us.

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UBS Liquid Assets Government Fund

will take a very deliberate pace in terms of normalizing monetary policy. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2016. The views and opinions in the letter were current as of June 10, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

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UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs–for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2015	Ending account value[1] April 30, 2016	Expenses paid during period[2] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.57	0.30	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

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UBS Liquid Assets Government Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.26%	0.10%	0.11%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.26	0.10	0.11
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.20	0.04	0.06
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.20	0.04	0.06
Weighted average maturity[2]	48 days	23 days	43 days
Net assets (mm)	$628.9	$517.3	$427.2
Portfolio composition[3]	04/30/16	10/31/15	04/30/15
US government and agency obligations	84.6%	21.5%	18.2%
Repurchase agreements	15.4	13.4	17.2
Commercial paper	—	48.7	47.0
Certificates of deposit	—	16.4	17.6
Other assets less liabilities	(0.0)[4]	(0.0)[4]	(0.0)[4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in UBS Liquid Assets Government Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee

7

UBS Liquid Assets Government Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—84.56%
Federal Home Loan Bank
0.240%, due 05/24/16[1]	$12,500,000	$12,498,083
0.245%, due 05/09/16[1]	17,612,000	17,611,041
0.280%, due 05/26/16[1]	15,000,000	14,997,083
0.280%, due 05/27/16[1]	10,000,000	9,997,978
0.290%, due 05/26/16[1]	8,700,000	8,698,248
0.290%, due 06/03/16[1]	10,000,000	9,997,342
0.290%, due 06/06/16[1]	9,000,000	8,997,390
0.295%, due 06/14/16[1]	20,000,000	19,992,789
0.295%, due 06/17/16[1]	900,000	899,653
0.300%, due 06/06/16[1]	7,000,000	6,997,900
0.320%, due 05/17/16[1]	10,000,000	9,998,578
0.320%, due 07/11/16[1]	20,000,000	19,987,378
0.330%, due 06/13/16[1]	15,000,000	14,994,087
0.330%, due 07/26/16[1]	10,000,000	9,992,117
0.335%, due 05/03/16[1]	10,000,000	9,999,814
0.340%, due 07/06/16[1]	5,000,000	4,996,883
0.340%, due 07/27/16[1]	32,000,000	31,973,707
0.365%, due 06/27/16[1]	27,000,000	26,984,396
0.374%, due 05/18/16[1]	20,000,000	19,996,468
0.380%, due 05/09/16[1]	30,000,000	29,997,467
0.390%, due 05/27/16[1]	15,000,000	14,995,775
0.394%, due 05/01/16[2]	10,000,000	9,999,966
0.400%, due 07/12/16[1]	17,000,000	16,986,400
0.420%, due 07/05/16[1]	7,000,000	6,994,692
Federal Home Loan Mortgage Corp.
0.270%, due 06/02/16[1]	7,700,000	7,698,152
0.370%, due 06/03/16[1]	4,355,000	4,353,523
Federal National Mortgage Association
0.290%, due 05/13/16[1]	4,250,000	4,249,589
0.335%, due 05/18/16[1]	20,000,000	19,996,836
0.337%, due 05/25/16[1]	7,000,000	6,998,427
US Treasury Bills
0.227%, due 05/26/16[1]	35,000,000	34,994,170

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UBS Liquid Assets Government Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—(concluded)
US Treasury Bills—(concluded)
0.267%, due 06/02/16[1]	$25,000,000	$24,994,069
0.289%, due 06/09/16[1]	19,000,000	18,994,050
0.300%, due 06/09/16[1]	25,000,000	24,991,831
0.446%, due 09/15/16[1]	10,000,000	9,983,023
0.568%, due 04/27/17[1]	12,000,000	11,931,651
US Treasury Notes
0.500%, due 09/30/16	10,000,000	10,005,208
0.500%, due 01/31/17	7,000,000	6,999,487
0.750%, due 01/15/17	7,000,000	7,010,723
Total US government and agency obligations (cost—$531,785,974)		531,785,974
Repurchase agreements—15.45%
Repurchase agreement dated 04/27/16 with Barclays Capital, Inc., 0.280% due 05/04/16, collateralized by $64,812,600 US Treasury Bonds, 3.000% to 4.625% due 02/15/40 to 11/15/45, $278 US Treasury Inflation Index Bonds, zero coupon due 10/15/18 to 04/15/29, $16,319,726 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 02/15/46 and $200 US Treasury Notes Principal STRIPs, zero coupon due 11/15/22 to 05/15/25; (value—$81,600,127); proceeds:$80,004,356	80,000,000	80,000,000
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.270% due 05/02/16, collateralized by $15,412,000 Federal Home Loan Mortgage Corp. obligations, 1.000% to 2.060% due 01/29/18 to 05/27/21 and $1,845,000 Federal National Mortgage Association obligation, zero coupon due 10/26/16; (value—$17,340,073); proceeds:$17,000,383	17,000,000	17,000,000

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UBS Liquid Assets Government Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $200,185 US Treasury Note, 1.750% due 09/30/19; (value—$205,217); proceeds:$201,000	$201,000	$201,000
Total repurchase agreements (cost—$97,201,000)		97,201,000
Total investments (cost—$628,986,974 which approximates cost for federal income tax purposes)—100.01%		628,986,974
Liabilities in excess of other assets—(0.01)%		(67,545)
Net assets (applicable to 628,917,641 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$628,919,429

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$531,785,974	$—	$531,785,974
Repurchase agreements	—	97,201,000	—	97,201,000
Total	$—	$628,986,974	$—	$628,986,974

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

10

See accompanying notes to financial statements

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2016

Investment income:
Interest	$1,381,591

Expenses:
Investment advisory and administration fees	328,719
Professional fees	120,746
Custody and accounting fees	53,440
Transfer agency fees	39,766
Reports and notices to shareholders	39,079
State registration fees	35,775
Trustees’ fees	29,733
Insurance expense	13,067
Other expenses	25,624
685,949
Fee waivers by investment advisor and administrator	(328,719)
Net expenses	357,230
Net investment income	1,024,361
Net realized gain	7,523
Net increase in net assets resulting from operations	$1,031,884

11

See accompanying notes to financial statements

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
From operations:
Net investment income	$1,024,361	$359,410
Net realized gain	7,523	758
Net increase in net assets resulting from operations	1,031,884	360,168
Dividends and distributions to shareholders from:
Net investment income	(1,024,361)	(359,410)
Net realized gains	(6,771)	—
Total dividends and distributions to shareholders	(1,031,132)	(359,410)
Net increase (decrease) in net assets from beneficial interest transactions	201,747,110	(74,312,054)
Net increase (decrease) in net assets	201,747,862	(74,311,296)
Net assets:
Beginning of year	427,171,567	501,482,863
End of year	$628,919,429	$427,171,567
Accumulated undistributed net investment income	$—	$—

12

See accompanying notes to financial statements

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.001	0.001	0.001	0.001
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase from operations	0.002	0.001	0.001	0.001	0.001
Dividends from net investment income	(0.002)	(0.001)	(0.001)	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.002)	(0.001)	(0.001)	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.18%	0.08%	0.11%[3]	0.15%	0.14%
Ratios to average net assets:
Expenses before fee waivers	0.13%	0.12%	0.11%	0.11%	0.09%
Expenses after fee waivers	0.07%	0.07%	0.07%	0.08%	0.06%
Net investment income	0.19%	0.08%	0.10%	0.14%	0.14%
Supplemental data:
Net assets, end of year (000’s)	$628,919	$427,172	$501,483	$845,206	$2,367,117

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of share outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

13

See accompanying notes to financial statements

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.

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UBS Liquid Assets Government Fund

Notes to financial statements

Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a Fund’s investment strategies and

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UBS Liquid Assets Government Fund

Notes to financial statements

limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic

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UBS Liquid Assets Government Fund

Notes to financial statements

and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the year ended April 30, 2016 its direct advisory/administrative costs and expenses approximate an annual rate of 0.06% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the year ended April 30, 2016, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s

17

UBS Liquid Assets Government Fund

Notes to financial statements

ability to provide best execution of the transactions. During the year ended April 30, 2016, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $137,819,476. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received during the fiscal year ended April 30, 2016 would have been invested in the UBS Private Money Market Fund LLC, which would have been included in the Portfolio’s Portfolio of Investments. State Street Bank and Trust Company serves as the Fund’s lending agent. The Fund did not engage in securities lending during the year.

18

UBS Liquid Assets Government Fund

Notes to financial statements

Other liabilities and components of net assets

At April 30, 2016, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$27,222
Trustee fee payable	150
Other accrued expenses*	95,650

*	Excludes investment advisory and administration fees.

At April 30, 2016, the components of net assets were as follows:

Accumulated paid in capital	$628,921,203
Accumulated net realized loss	(1,774)
Net assets	$628,919,429

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2016	2015
Shares sold	6,744,926,443	5,410,292,200
Shares repurchased	(6,544,116,819)	(5,484,937,929)
Dividends reinvested	937,486	333,675
Net increase (decrease) in shares outstanding	201,747,110	(74,312,054)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

19

UBS Liquid Assets Government Fund

Notes to financial statements

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2016 and April 30, 2015 was ordinary income.

At April 30, 2016, the components of accumulated earnings on a tax basis were undistributed ordinary income of $25,448.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 22, 2010 may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2016, the Fund had no pre-enactment capital loss carryforward. During the current year, the Fund utilized $2,526 of pre-enactment capital loss carry forward to offset current year realized gains.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

20

UBS Liquid Assets Government Fund

Notes to financial statements

Regulatory developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. The Fund’s prospectus has been supplemented with further information regarding the changes.

21

UBS Liquid Assets Government Fund

Report of Ernst & Young LLP, Independent

Registered Public Accounting Firm

The Board of Trustees and Shareholders of

UBS Money Series—UBS Liquid Assets Government Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Government Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Government Fund at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for

22

UBS Liquid Assets Government Fund

each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

23

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address:

www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

24

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25

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 74 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989).

26

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

27

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 80 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).

Alan S. Bernikow; 75 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).

28

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Florida Community Bank, N.A. (and serves as the chair of its audit committee).

29

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 69 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 56 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

30

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

31

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 60 Encima Global, LLC 645 Madison Avenue, New York, NY 10022	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

32

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

33

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 50	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Rose Ann Bubloski*; 48	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

34

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 52	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Lisa N. DiPaolo*; 38	Vice President	Since November 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since November 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

35

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 50	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and is global head of registered fund product control (since January 2016) (prior to which he was head of the North American fund treasury administration department) of UBS AM—Americas region (from 2011-2015). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Elbridge T. Gerry III*; 59	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

Mark F. Kemper**; 58	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

36

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joanne M. Kilkeary*; 48	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Cindy Lee*; 40	Vice President and Assistant Treasurer	Since 2014	Ms. Lee is a director (since March 2016) (prior to which she was an associate director (from 2009 to 2016)) of registered fund product control of UBS AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Tammie Lee*; 45	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005)) and associate general counsel of UBS AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

37

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joshua M. Lindauer*; 28	Vice President and Assistant Secretary	Since May 2016	Mr. Lindauer is an associate director and associate general counsel of UBS AM—Americas region (since May 2016). Prior to joining UBS AM—Americas region, Mr. Lindauer was an associate counsel at Fred Alger Management, Inc. (from 2015 to 2016) and a paralegal (from 2014 to 2015). From 2010 to 2014, Mr. Lindauer was a law student. Mr. Lindauer is a vice president and assistant secretary of 7 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.

William T. MacGregor*; 40	Vice President and Assistant Secretary	Since September 2015	Mr. MacGregor is an executive director and deputy general counsel at UBS AM—Americas region. From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

38

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 38	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

Nancy Osborn*; 50	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Robert Sabatino**; 42	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.

39

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Eric Sanders*; 50	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

David Walczak**; 32	Vice President	Since February 2016	Mr. Walczak is an executive director (since January 2016), head of US money markets (since January 2016) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Keith A. Weller*; 54	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

40

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mandy Yu*; 32	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (since 2012)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

41

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46

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

David Walczak Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S131

Money Market Funds

UBS Preferred Funds

Annual Report

April 30, 2016

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

UBS Prime Preferred Fund

UBS Preferred Funds

June 10, 2016

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund and UBS Prime Preferred Fund (the “Funds”), for the 12 months (or since commencement period for UBS Prime Preferred Fund) ended April 30, 2016 (the “reporting period”).

Performance

In December 2015, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. While the yields on a wide range of short-term investments moved higher over the period as the market anticipated the Fed action as well as potential future actions into 2016, yields still remained low by historical comparison. (For more details on the Fed’s actions, see below.) As a result, the Funds’ yields remained low during the reporting period.

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all three Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

1

UBS Preferred Funds

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.42% as of April 30, 2016, versus 0.10% on April 30, 2015.

•	UBS Select Treasury Preferred Fund: 0.19% as of April 30, 2016, versus 0.01% on April 30, 2015.

•	UBS Select Tax-Free Preferred Fund: 0.19% as of April 30, 2016,
versus 0.01% on April 30, 2015.

•	UBS Prime Preferred Fund: 0.42% on April 30, 2016. (This Fund commenced operations in January 2016)

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, but the pace moderated during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 3.9% seasonally adjusted annualized rate during the second quarter of 2015. GDP growth then slowed to 2.0% and 1.4% for the third and fourth quarters of 2015, respectively. Finally, first-quarter 2016 GDP grew at a 0.8% rate.[1]

Q.	How did the Fed react to the economic environment?
A.	The Fed took its initial step toward normalizing monetary policy during the reporting period. In December 2015, the Fed raised the fed funds rates for the first time in nearly a decade. The US central

[1]	Based on the Commerce Department’s second estimate for GDP announced on May 27, 2016, after the reporting period had ended.

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

bank boosted the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. In its official statement the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2% inflation…The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” During its meetings that concluded on January 27, March 16, and April 27, 2016, the Fed kept rates on hold.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the fiscal year. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period, the Master Fund’s WAM was 42 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper and time deposits, and, to lesser extents, repurchase agreements and US government and agency obligations. Conversely, we decreased its exposures to certificates

3

UBS Preferred Funds

of deposits, short-term corporate obligations and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased and, at period-end on April 30, 2016, it was 59 days. At the security level, we increased the Master Fund’s exposure to direct Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market and the anticipated liquidation of another feeder fund. At the end of the reporting period, its WAM was six days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and, to a modest extent, to short-term US government obligations. Conversely, we reduced its exposure to municipal bonds and notes.

•

The inception date for the CNAV Prime Master Fund in which UBS Prime Preferred Fund invests was January 19, 2016. We tactically adjusted its WAM and, at the end of the reporting period, the Master Fund’s WAM was 31 days. At the security level, the Master Fund’s largest exposure was in commercial paper. It also had lesser allocations to certificates of deposit, time deposits, US government and agency obligations, and repurchase agreements.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy will continue to grow in 2016. That being said, we feel the expansion will be fairly moderate and inflation will remain largely benign. Against this backdrop, we believe the Fed will take a very deliberate pace in terms of normalizing monetary

4

UBS Preferred Funds

policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Prime Preferred Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

5

UBS Preferred Funds

Lisa DiPaolo Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2016. The views and opinions in the letter were current as of June 10, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Prime Preferred Fund commenced operations on January 19, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 19, 2016 through April 30, 2016) also would have been in effect during the period from November 1, 2015 to April 30, 2016.

UBS Select Prime Preferred Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.50	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14

UBS Select Treasury Preferred Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.70	$0.65	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.22	0.65	0.13

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the

8

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS Select Tax-Free Preferred Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.61	0.25	0.05

UBS Prime Preferred Fund

	Beginning account value	Ending account value[2] April 30, 2016	Expenses paid during period[4] 1/19/16 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.10	$0.11	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.66	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[4]

UBS Prime Preferred Fund commenced operations on January 19, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 366 (to reflect actual days in the period for the actual example) and 182 divided by 366 (to reflect the one-half year period for the hypothetical example).

9

UBS Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers[1]	0.42%	0.13%	0.10%
Seven-day effective yield after fee waivers[1]	0.42	0.13	0.10
Seven-day current yield before fee waivers[1]	0.38	0.09	0.06
Seven-day effective yield before fee waivers[1]	0.38	0.09	0.06
Weighted average maturity[2]	42 days	33 days	44 days
Net assets (mm)	$7,187.5	$7,616.4	$5,349.2

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement [1]	0.19%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.19	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.15	(0.08)	(0.10)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.15	(0.08)	(0.10)
Weighted average maturity[2]	59 days	43 days	36 days
Net assets (mm)	$4,993.8	$5,122.6	$4,594.2

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

10

UBS Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement [1]	0.19%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.19	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.15	(0.16)	(0.09)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.15	(0.16)	(0.09)
Weighted average maturity[2]	6 days	14 days	19 days
Net assets (mm)	$27.5	$31.4	$38.0

UBS Prime Preferred Fund*

Yields and characteristics	04/30/16
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement [1]	0.42%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.42
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.28
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.28
Weighted average maturity[2]	31 days
Net assets (mm)	$193.7

*	Commenced operations on January 19, 2016.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

You could lose money by investing in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund or UBS Prime Preferred Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the Funds’ sponsor will provide financial support to a Fund.

Not FDIC Insured. May lose value. No bank guarantee

11

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2016

UBS Select Prime Preferred Fund

Assets:
Investment in Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (each a “Master Fund”), at value (cost—$7,190,010,160; $4,994,645,764; $27,487,779 and $193,815,462, respectively, which approximates cost for federal income tax purposes)	$7,190,010,160
Receivable from affiliate	—
Total assets	7,190,010,160

Liabilities:
Dividends payable to shareholders	2,259,259
Payable to affiliate	203,068
Total liabilities	2,462,327

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 7,187,511,588; 4,993,750,570; 27,487,255 and 193,746,014 outstanding, respectively	7,187,511,588
Accumulated net realized gain	36,245
Net assets	$7,187,547,833
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund	UBS Prime Preferred Fund

$4,994,645,764	$27,487,779	$193,815,462
—	3,549	—
4,994,645,764	27,491,328	193,815,462

701,962	3,866	60,816
137,519	—	8,632
839,481	3,866	69,448

4,993,750,570	27,487,210	193,746,014
55,713	252	—
$4,993,806,283	$27,487,462	$193,746,014
$1.00	$1.00	$1.00

13

See accompanying notes to financial statements

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2016

UBS Select Prime Preferred Fund

Investment income:
Interest income allocated from Master Fund	$23,875,705
Expenses allocated from Master Fund	(6,735,131)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	17,140,574

Expenses:
Administration fees	5,311,132
Trustees’ fees	76,312
5,387,444
Fee waivers and/or Trustees’ fees reimbursement by administrator	(2,693,707)
Net expenses	2,693,737
Net investment income	14,446,837
Net realized gain allocated from Master Fund	97,891
Net increase in net assets resulting from operations	$14,544,728

14

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund	UBS Prime Preferred Fund

$8,010,240	$21,190	$138,793
(4,782,295)	(32,060)	(31,986)
576,306	19,545	31,810
3,804,251	8,675	138,617

3,773,228	5,837	21,492
59,594	19,811	4,094
3,832,822	25,648	25,586
(3,042,162)	(24,452)	(12,789)
790,660	1,196	12,797
3,013,591	7,479	125,820
356,168	1,795	—
$3,369,759	$9,274	$125,820

15

See accompanying notes to financial statements

UBS Preferred Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Prime Preferred Fund
From operations:
Net investment income	$14,446,837	$4,228,291
Net realized gain	97,891	52,026
Net increase in net assets resulting from operations	14,544,728	4,280,317
Dividends and distributions to shareholders from:
Net investment income	(14,446,837)	(4,228,291)
Net realized gains	(95,230)	(18,766)
Total dividends and distributions to shareholders	(14,542,067)	(4,247,057)
Net increase (decrease) in net assets from beneficial interest transactions	1,838,364,465	(1,107,578,124)
Net increase (decrease) in net assets	1,838,367,126	(1,107,544,864)
Net assets:
Beginning of year	5,349,180,707	6,456,725,571
End of year	$7,187,547,833	$5,349,180,707
Accumulated undistributed net investment income	$—	$—

UBS Select Treasury Preferred Fund
From operations:
Net investment income	$3,013,591	$451,028
Net realized gain	356,168	129,847
Net increase in net assets resulting from operations	3,369,759	580,875
Dividends and distributions to shareholders from:
Net investment income	(3,013,591)	(451,028)
Net realized gains	(407,155)	(51,545)
Total dividends and distributions to shareholders	(3,420,746)	(502,573)
Net increase (decrease) in net assets from beneficial interest transactions	399,616,466	(872,287,332)
Net increase (decrease) in net assets	399,565,479	(872,209,030)
Net assets:
Beginning of year	4,594,240,804	5,466,449,834
End of year	$4,993,806,283	$4,594,240,804
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Preferred Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Tax-Free Preferred Fund
From operations:
Net investment income	$7,479	$3,774
Net realized gain	1,795	679
Net increase in net assets resulting from operations	9,274	4,453
Dividends and distributions to shareholders from:
Net investment income	(7,479)	(3,774)
Net realized gains	(2,265)	(10,314)
Total dividends and distributions to shareholders	(9,744)	(14,088)
Net increase (decrease) in net assets from beneficial interest transactions	(10,471,211)	2,098,990
Net increase (decrease) in net assets	(10,471,681)	2,089,355
Net assets:
Beginning of year	37,959,143	35,869,788
End of year	$27,487,462	$37,959,143
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Preferred Funds

Statement of changes in net assets

For the period from January 19, 2016[1] to April 30, 2016
UBS Prime Preferred Fund
From operations:
Net investment income	$125,820
Net increase in net assets resulting from operations	125,820
Dividends and distributions to shareholders from:
Net investment income	(125,820)
Net increase in net assets from beneficial interest transactions	193,746,014
Net increase in net assets	193,746,014
Net assets:
Beginning of year	—
End of year	$193,746,014
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

18

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.001	0.001	0.002	0.002
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.002	0.001	0.001	0.002	0.002
Dividends from net investment income	(0.002)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.002)	(0.001)	(0.001)	(0.002)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.21%	0.07%	0.07%	0.15%	0.17%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.14%	0.13%
Net investment income[3]	0.21%	0.07%	0.07%	0.15%	0.16%
Supplemental data:
Net assets, end of year (000’s)	$7,187,548	$5,349,181	$6,456,726	$7,813,076	$7,996,721

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

19

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.07%	0.01%	0.01%	0.02%	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.10%	0.06%	0.06%	0.13%	0.07%
Net investment income[3]	0.06%	0.01%	0.01%	0.02%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$4,993,806	$4,594,241	$5,466,450	$4,858,387	$4,023,440

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

20

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.04%	0.02%	0.04%	0.03%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.04%	0.04%	0.07%	0.13%	0.13%
Net investment income[3]	0.02%	0.01%	0.01%	0.03%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$27,487	$37,959	$35,870	$206,558	$370,847

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

21

See accompanying notes to financial statements

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of year	$1.00
Net investment income	0.001
Net realized gains	—
Net increased from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of year	$1.00
Total investment return[2]	0.11%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.04%[4]
Net investment income[3]	0.39%[4]
Supplemental data:
Net assets, end of year (000’s)	$193,746

[1]	Commencement of operations.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

[4]	Annualized.

22

See accompanying notes to financial statements

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”), and UBS Prime Preferred Fund (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007, and UBS Prime Preferred Fund commenced operations on January 19, 2016. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, Tax-Free Preferred Fund, and UBS Prime Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund, and Prime CNAV Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (41.81% for Prime Preferred Fund, 42.03% for Treasury Preferred Fund, 2.00% for Tax-Free Preferred Fund and 39.31% for UBS Prime Preferred Fund at April 30, 2016). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

23

UBS Preferred Funds

Notes to financial statements

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of

24

UBS Preferred Funds

Notes to financial statements

dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2016, Prime Preferred Fund, Treasury Preferred Fund, Tax-Free Preferred Funds and UBS Prime Preferred Fund owed UBS AM $444,122, $300,136, $1,798 and $18,700, respectively, for administrative services.

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2016, UBS AM was obligated to reduce its administration fees otherwise receivable by $18,992, $12,554, $4,449 and $4,094 for independent trustees fees payable by Prime Preferred Fund, Treasury Preferred Fund, Tax-Free Preferred Fund and UBS Prime Preferred Fund, respectively.

25

UBS Preferred Funds

Notes to financial statements

The Funds and UBS AM have entered into written fee waiver agreements pursuant to which UBS AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2016 (or January 31, 2017, in the case of UBS Prime Preferred Fund). At April 30, 2016, UBS AM owed Prime Preferred Fund, Treasury Preferred Fund, Tax-Free Preferred Fund and UBS Prime Preferred Fund $222,062, $150,063, $898 and $5,974, respectively for fee waivers. For the year (or period) ended April 30, 2016, UBS AM was contractually obligated to waive $2,693,707, $1,912,843, $12,825 and $12,789 for Prime Preferred Fund, Treasury Preferred Fund, Tax-Free Preferred Fund and UBS Prime Preferred Fund, respectively.

In addition, UBS AM has undertaken to waive and/or reimburse fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived an additional $1,129,319 and $11,627 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Preferred Fund	2016	2015
Shares sold	206,098,659,666	210,953,478,161
Shares repurchased	(204,268,557,460)	(212,063,682,843)
Dividends reinvested	8,262,259	2,626,558
Net increase (decrease) in shares outstanding	1,838,364,465	(1,107,578,124)

	For the years ended April 30,
Treasury Preferred Fund	2016	2015
Shares sold	34,699,324,245	30,398,808,067
Shares repurchased	(34,302,207,893)	(31,271,538,167)
Dividends reinvested	2,500,114	442,768
Net increase (decrease) in shares outstanding	399,616,466	(872,287,332)

26

UBS Preferred Funds

Notes to financial statements

	For the years ended April 30,
Tax-Free Preferred Fund	2016	2015
Shares sold	9,381,989	117,466,858
Shares repurchased	(19,859,328)	(115,381,802)
Dividends reinvested	6,128	13,934
Net increase (decrease) in shares outstanding	(10,471,211)	2,098,990

UBS Prime Preferred Fund	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	199,988,762
Shares repurchased	(6,306,663)
Dividends reinvested	63,915
Net increase in shares outstanding	193,746,014

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by UBS Prime Preferred Fund during the fiscal period ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was 68.61% and 26.79% tax-exempt income, and 8.14% and 0.01% ordinary income, and 23.25% and 73.20% long-term capital gain, respectively.

27

UBS Preferred Funds

Notes to financial statements

At April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $2,295,504 for Prime Preferred Fund, (2) undistributed ordinary income of $757,394 and undistributed long-term capital gains of $281 for Treasury Preferred Fund, (3) undistributed tax exempt income of $3,911, and undistributed long-term capital gains of $207 for Tax-Free Preferred Fund, and (4) undistributed ordinary income of $60,816 for UBS Prime Preferred Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2016, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for the UBS Prime Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Preferred Funds

Notes to financial statements

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. The prospectus for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund has been supplemented with further information regarding the changes.

29

UBS Preferred Funds

Report of independent registered public

accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Preferred Fund,

UBS Select Treasury Preferred Fund,

UBS Select Tax-Free Preferred Fund and

UBS Prime Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund and UBS Prime Preferred Fund (four of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

30

UBS Preferred Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, and UBS Prime Preferred Fund at April 30, 2016, the results of their operations, the changes in their net assets the financial highlights for each of the period indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

31

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in each Fund’s prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

UBS Preferred Funds

General information (unaudited)

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2015 as short-term capital gain dividends.

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund hereby designate 93.23% and 89.44%, respectively, of the ordinary income dividends paid during the fiscal year ended April 30, 2016 as interest related dividends.

33

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.94%
Federal Home Loan Bank
0.300%, due 05/25/16[1]	$250,000,000	$249,950,000
0.395%, due 06/01/16[1]	50,000,000	49,982,993
0.531%, due 05/22/16[2]	77,000,000	77,000,000
US Treasury Bills
0.411%, due 06/02/16[1]	40,000,000	39,985,387
0.507%, due 09/15/16[1]	250,000,000	249,517,646
US Treasury Notes
0.418%, due 05/02/16[2]	150,000,000	150,013,671
0.522%, due 05/02/16[2]	227,000,000	227,141,970
0.625%, due 07/15/16	150,000,000	150,027,356
Total US government and agency obligations (cost—$1,193,619,023)		1,193,619,023
Time deposits—14.23%
Banking-non-US—14.23%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	672,000,000	672,000,000
Credit Industriel et Commercial 0.300%, due 05/02/16	150,000,000	150,000,000
DnB NOR Bank ASA 0.290%, due 05/02/16	500,000,000	500,000,000
Natixis 0.300%, due 05/02/16	325,000,000	325,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	400,000,000	400,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	400,000,000	400,000,000
Total time deposits (cost—$2,447,000,000)		2,447,000,000
Certificates of deposit—20.39%
Banking-non-US—17.50%
Bank of Montreal 0.616%, due 05/13/16[2]	134,000,000	134,000,000
Bank of Nova Scotia 0.808%, due 07/29/16[2]	137,000,000	137,000,000

34

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(continued)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.610%, due 07/05/16	$183,500,000	$183,500,000
0.610%, due 07/07/16	100,000,000	100,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	224,000,000	224,000,000
Credit Suisse
0.630%, due 05/03/16	135,250,000	135,250,000
0.650%, due 06/14/16	100,000,000	100,000,000
DZ Bank AG
0.600%, due 05/11/16	62,000,000	62,000,000
0.650%, due 08/08/16	105,000,000	105,000,000
0.750%, due 09/12/16	119,000,000	119,000,000
Mizuho Bank Ltd. 0.660%, due 07/21/16	50,000,000	50,001,115
Natixis
0.587%, due 05/05/16[2]	86,000,000	86,000,000
0.588%, due 05/31/16[2]	240,000,000	240,000,000
Norinchukin Bank 0.400%, due 05/18/16	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd. 0.510%, due 05/13/16	150,000,000	150,000,000
Rabobank Nederland NV
0.705%, due 08/01/16	50,000,000	50,010,806
0.960%, due 01/05/17	96,000,000	96,000,000
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	100,000,000	100,000,000
0.600%, due 06/10/16	148,000,000	148,000,000
0.600%, due 07/12/16	195,000,000	195,000,000
Svenska Handelsbanken
0.540%, due 07/25/16	50,000,000	50,000,000
0.820%, due 07/22/16	50,000,000	50,029,454
Swedbank AB 0.350%, due 05/05/16	263,000,000	263,000,000

35

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Toronto-Dominion Bank
0.540%, due 07/28/16	$85,000,000	$85,000,000
0.786%, due 05/16/16[2]	96,000,000	96,000,000
		3,008,791,375
Banking-US—2.89%
Branch Banking & Trust Co. 0.370%, due 05/05/16	150,000,000	150,000,000
Citibank N.A.
0.580%, due 07/14/16	116,000,000	116,000,000
0.650%, due 05/19/16	114,000,000	114,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	117,400,000	117,400,000
		497,400,000
Total certificates of deposit (cost—$3,506,191,375)		3,506,191,375
Commercial paper[1]—45.45%
Asset backed-miscellaneous—24.04%
Antalis US Funding Corp. 0.460%, due 05/31/16	88,160,000	88,126,205
Atlantic Asset Securitization LLC
0.587%, due 05/16/16[2]	240,000,000	240,000,000
0.589%, due 05/09/16[2]	139,750,000	139,750,000
Barton Capital LLC
0.589%, due 05/23/16[2]	150,000,000	150,000,000
0.595%, due 05/12/16[2]	194,750,000	194,750,000
CAFCO LLC 0.580%, due 05/09/16	79,500,000	79,489,753
Chariot Funding LLC
0.667%, due 05/11/16[2]	90,000,000	90,000,000
0.707%, due 05/05/16[2]	50,000,000	50,000,000
Ciesco LLC 0.570%, due 05/12/16	44,000,000	43,992,337
Fairway Finance Co. LLC 0.700%, due 05/26/16	45,000,000	44,978,125

36

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Gotham Funding Corp.
0.570%, due 07/07/16	$94,500,000	$94,399,751
0.570%, due 07/12/16	92,000,000	91,895,120
0.580%, due 07/07/16	95,000,000	94,897,453
Jupiter Securitization Co. LLC 0.689%, due 05/25/16[2]	97,000,000	97,000,000
Liberty Street Funding LLC
0.680%, due 06/16/16	98,000,000	97,914,849
0.700%, due 05/05/16	50,000,000	49,996,111
0.810%, due 08/08/16	99,000,000	98,779,478
LMA Americas LLC
0.400%, due 05/06/16	97,350,000	97,344,592
0.599%, due 05/19/16[2]	90,000,000	90,000,000
0.607%, due 05/03/16[2]	90,000,000	90,000,000
Manhattan Asset Funding Co. LLC
0.590%, due 07/08/16	47,523,000	47,470,038
0.600%, due 07/11/16	38,000,000	37,955,033
Old Line Funding LLC
0.690%, due 07/05/16	100,000,000	99,875,417
0.860%, due 09/09/16	55,500,000	55,326,316
0.870%, due 07/15/16	50,000,000	49,909,375
0.880%, due 10/17/16	143,000,000	142,409,251
Regency Markets No. 1 LLC 0.450%, due 05/16/16	138,000,000	137,974,125
Starbird Funding Corp.
0.587%, due 05/16/16[2]	95,000,000	95,000,000
0.594%, due 05/03/16[2]	97,000,000	97,000,000
0.620%, due 06/10/16	97,000,000	96,933,178
0.630%, due 05/18/16	38,000,000	37,988,695
0.717%, due 05/27/16[2]	90,000,000	90,000,000
Thunder Bay Funding LLC
0.680%, due 08/15/16	88,000,000	87,823,804
0.700%, due 05/19/16	95,000,000	94,966,750
0.840%, due 08/10/16	71,250,000	71,082,088
0.860%, due 09/12/16	88,000,000	87,718,302

37

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
0.521%, due 05/23/16[2]	$170,000,000	$170,000,000
0.589%, due 05/09/16[2]	96,500,000	96,500,000
0.589%, due 05/23/16[2]	115,000,000	115,000,000
Victory Receivables Corp.
0.450%, due 05/05/16	78,705,000	78,701,065
0.550%, due 07/12/16	87,000,000	86,904,300
0.580%, due 07/15/16	95,000,000	94,885,208
0.590%, due 07/08/16	47,000,000	46,947,621
Working Capital Management Co. 0.490%, due 05/18/16	93,300,000	93,278,411
		4,134,962,751
Banking-non-US—19.16%
ANZ National International Ltd. 0.860%, due 10/06/16	85,000,000	84,679,172
ASB Finance Ltd. 0.647%, due 05/03/16[2]	60,000,000	59,999,731
Australia & New Zealand Banking Group Ltd. 0.647%, due 05/05/16[2]	124,000,000	124,000,000
Bank of Nova Scotia 1.020%, due 01/05/17	100,000,000	99,294,500
Banque et Caisse d’Epargne de L’Etat
0.460%, due 05/02/16	95,000,000	94,998,786
0.760%, due 08/03/16	53,500,000	53,393,832
BNP Paribas
0.300%, due 05/02/16	30,000,000	29,999,750
0.380%, due 05/03/16	400,000,000	399,991,556
Caisse Centrale Desjardins 0.490%, due 06/01/16	150,000,000	149,936,708
Commonwealth Bank of Australia
0.647%, due 05/09/16[2]	95,000,000	95,000,000
0.820%, due 10/07/16	107,000,000	106,612,482
DnB NOR Bank ASA 0.600%, due 06/13/16	144,500,000	144,396,442
Erste Abwicklungsanstalt
0.660%, due 05/13/16	195,000,000	194,957,100
0.730%, due 09/06/16	67,250,000	67,075,449

38

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Mizuho Bank Ltd.
0.600%, due 06/07/16	$92,000,000	$91,943,267
0.710%, due 05/13/16	75,000,000	74,982,250
National Australia Bank Ltd. 0.815%, due 10/03/16	144,000,000	143,494,700
Nordea Bank AB
0.555%, due 06/07/16	97,000,000	96,944,670
0.615%, due 06/07/16	129,250,000	129,168,303
0.640%, due 05/05/16	90,500,000	90,493,564
0.800%, due 10/04/16	105,500,000	105,134,267
Rabobank Nederland NV
0.645%, due 05/03/16	95,000,000	94,996,596
0.840%, due 10/13/16	92,000,000	91,645,800
Skandinaviska Enskilda Banken AB
0.590%, due 08/05/16	77,000,000	76,878,853
0.820%, due 10/03/16	119,000,000	118,579,864
0.840%, due 10/26/16	96,000,000	95,601,280
Svenska Handelsbanken AB 0.710%, due 09/01/16	140,000,000	139,660,383
Westpac Banking Corp.
0.890%, due 08/04/16	73,000,000	72,828,551
0.980%, due 01/04/17	102,000,000	101,311,387
Westpac Securities NZ Ltd. 0.607%, due 05/10/16[2]	67,000,000	67,000,000
		3,294,999,243
Banking-US—1.56%
Bedford Row Funding Corp. 0.850%, due 10/07/16	117,000,000	116,560,762
Toronto-Dominion Holdings USA, Inc. 0.470%, due 06/06/16	150,000,000	149,929,500
		266,490,262
Supranational—0.69%
European Investment Bank 0.595%, due 06/01/16	119,350,000	119,288,850
Total commercial paper (cost—$7,815,741,106)		7,815,741,106

39

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Non-US government agency—0.41%
Export Development Canada 0.735%, due 06/06/16[2,3] (cost—$70,000,000)	$70,000,000	$70,000,000
Short-term corporate obligations—2.03%
Banking-non-US—1.01%
Royal Bank of Canada 0.747%, due 07/07/16[2,3]	175,000,000	175,000,000
Banking-US—1.02%
Wells Fargo Bank N.A.
0.754%, due 06/15/16[2]	50,000,000	50,000,000
0.804%, due 06/22/16[2]	125,000,000	125,000,000
		175,000,000
Total Short-term corporate obligations (cost—$350,000,000)		350,000,000
Repurchase agreements—9.68%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $8,804,100 US Treasury Bond, 3.375% due 05/15/44; (value—$10,200,003); proceeds:$10,000,233	10,000,000	10,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $696,886,500 US Treasury Note, 1.125% due 12/31/19; (value—$700,014,678); proceeds:$700,014,583	700,000,000	700,000,000
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.270% due 05/02/16, collateralized by $37,100,000 Federal Home Loan Bank obligations, 0.625% to 5.000% due 12/28/16 to 04/28/36, $111,346,000 Federal Home Loan Mortgage Corp. obligations, 1.250% to 5.125% due 11/17/17 to 05/22/23, $158,614,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 10/26/16 to 09/27/32 and $890,000 Tennessee Valley Authority, 3.875% due 02/15/21; (value—$311,202,396); proceeds:$305,106,865	305,100,000	305,100,000

40

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 05/03/16, collateralized by $635,970,171 Federal Home Loan Mortgage Corp. obligations, 1.856% to 6.000% due 05/15/23 to 01/15/43 and $573,075,879 Federal National Mortgage Association obligations, zero coupon to 10.500% due 03/25/19 to 04/01/46; (value—$255,000,001); proceeds:$250,014,097	$250,000,000	$250,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 06/06/16, collateralized by $1,197,621,102 various asset-backed convertible bonds, zero coupon to 7.000% due 01/15/26 to 09/27/47; (value—$321,000,000); proceeds: $300,599,083[4,5]	300,000,000	300,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.690% due 06/06/16, collateralized by $4,584,462,916 various asset-backed convertible bonds, zero coupon to 108.341% due 07/17/19 to 10/15/48; (value—$107,000,000); proceeds: $100,199,694[4]	100,000,000	100,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $503,982 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$516,739); proceeds:$505,000	505,000	505,000
Total repurchase agreements (cost—$1,665,605,000)		1,665,605,000
Total investments (cost—$17,048,156,504 which approximates cost for federal income tax purposes)—99.13%		17,048,156,504
Other assets in excess of liabilities—0.87%		149,109,842
Net assets—100.00%		$17,197,266,346

41

Prime Master Fund

Statement of net assets—April 30, 2016

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,193,619,023	$—	$1,193,619,023
Time deposits	—	2,447,000,000	—	2,447,000,000
Certificates of deposit	—	3,506,191,375	—	3,506,191,375
Commercial paper	—	7,815,741,106	—	7,815,741,106
Non-US government agency	—	70,000,000	—	70,000,000
Short-term corporate obligations	—	350,000,000	—	350,000,000
Repurchase agreements	—	1,665,605,000	—	1,665,605,000
Total	$—	$17,048,156,504	$—	$17,048,156,504

At April 30, 2016, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	51.0%
Sweden	11.8
France	10.0
Japan	5.8
Canada	5.5
Australia	4.5
Norway	3.8
Germany	3.2
Switzerland	1.4
New Zealand	1.2
Singapore	0.9
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.42% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2016.

[5]	Illiquid investment as of April 30, 2016.

43

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government obligations—45.70%
US Treasury Bills[1]
0.295%, due 06/23/16	$200,000,000	$199,913,139
0.370%, due 06/02/16	170,000,000	169,944,089
0.460%, due 09/01/16	150,000,000	149,754,000
0.467%, due 08/04/16	150,000,000	149,814,948
0.477%, due 06/09/16	50,000,000	49,974,163
0.505%, due 09/15/16	250,000,000	249,519,548
0.573%, due 03/30/17	200,000,000	198,939,950
US Treasury Notes
0.303%, due 05/02/16[2]	400,000,000	399,978,930
0.418%, due 05/02/16[2]	353,000,000	352,985,694
0.421%, due 05/02/16[2]	125,000,000	124,929,580
0.500%, due 07/31/16	200,000,000	200,107,866
0.500%, due 08/31/16	200,000,000	200,046,662
0.500%, due 11/30/16	150,000,000	149,882,480
0.500%, due 01/31/17	120,000,000	119,991,201
0.522%, due 05/02/16[2]	316,750,000	317,138,508
0.625%, due 07/15/16	425,000,000	425,253,086
0.625%, due 10/15/16	440,000,000	440,230,670
0.625%, due 11/15/16	100,000,000	100,012,796
0.625%, due 12/31/16	250,000,000	250,280,732
0.625%, due 02/15/17	125,000,000	125,090,480
0.750%, due 01/15/17	150,000,000	150,229,774
0.875%, due 09/15/16	275,000,000	275,386,298
1.000%, due 08/31/16	350,000,000	350,782,808
1.000%, due 09/30/16	50,000,000	50,130,343
1.750%, due 05/31/16	130,000,000	130,158,614
3.000%, due 08/31/16	100,000,000	100,780,310
Total US government obligations (cost—$5,431,256,669)		5,431,256,669
Repurchase agreements—47.55%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $403,571,700 US Treasury Bond, 3.000% due 05/15/45 and $61,519,200 US Treasury Note, 2.250% due 04/30/21; (value—$499,800,013); proceeds: $490,011,433	490,000,000	490,000,000

44

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/29/16 with
BNP Paribas Securities Corp., 0.280% due 05/02/16, collateralized by $106,124,000 US Treasury Bills, zero coupon due 05/26/16 to 10/20/16, $208,444,200 US Treasury Bonds, 3.125% to 7.875% due 05/15/16 to 02/15/44, $29,900,100 US Treasury Inflation Index Notes, 0.250% to 0.625% due 07/15/21 to 01/15/25, $69,068,400 US Treasury Notes, zero coupon to 4.625% due 05/15/16 to 01/31/23, $5,700 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/18 to 05/15/45, $271 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 11/15/30 and $200 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$459,000,001);
proceeds: $450,010,500

	$450,000,000	$450,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $1,089,081,200 US Treasury Bonds, 5.250% to 6.250% due 08/15/23 to 11/15/28 and $1,466,210,700 US Treasury Notes, 1.375% to 3.625% due 08/15/19 to 04/30/21; (value—$3,000,062,560); proceeds: $3,000,062,500	3,000,000,000	3,000,000,000
Repurchase agreement dated 04/26/16 with Goldman Sachs & Co., 0.270% due 05/03/16, collateralized by $324,300 US Treasury Bill, zero coupon due 06/30/16, $75,760,200 US Treasury Bonds, 2.875% to 4.750% due 02/15/41 to 08/15/45 and $153,673,200 US Treasury Note, 0.500% due 09/30/16; (value—$255,000,008); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 04/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/04/16, collateralized by $140,916,100 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $31,350,800 US Treasury Note, 2.125% due 12/31/22; (value—$204,000,034); proceeds: $200,010,500	200,000,000	200,000,000

45

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/03/16, collateralized by $241,927,300 US Treasury Inflation Index Note, 0.125% due 04/15/17; (value—$255,000,010); proceeds: $250,013,611	$250,000,000	$250,000,000
Repurchase agreement dated 04/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/02/16, collateralized by $102,204,000 US Treasury Inflation Index Note, 0.125% due 04/15/17 and $147,043,400 US Treasury Note, 2.500% due 05/15/24; (value—$265,200,014); proceeds: $260,006,067	260,000,000	260,000,000
Repurchase agreement dated 04/29/16 with Mitsubishi UFJ Securities USA, Inc. 0.260% due 05/02/16, collateralized by $15,001,300 US Treasury Bonds, 3.750% to 4.750% due 02/15/37 to 08/15/41, $32,997,700 US Treasury Inflation Index Note, 1.375% due 01/15/20 and $441,832,000 US Treasury Notes, 0.625% to 3.750% due 09/30/16 to 02/15/26; (value—$510,000,100); proceeds: $500,010,833	500,000,000	500,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $720,000 US Treasury Note, 2.250% due 07/31/21; (value—$756,136); proceeds: $737,000	737,000	737,000
Repurchase agreement dated 04/27/16 with Toronto-Dominion Bank, 0.280% due 05/04/16, collateralized by $9,157,700 US Treasury Bond, 3.000% due 11/15/44, $23,050,000 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $211,773,300 US Treasury Notes, 0.625% to 3.250% due 07/31/16 to 12/31/21; (value—$255,000,069); proceeds: $250,013,611	250,000,000	250,000,000
Total repurchase agreements (cost—$5,650,737,000)		5,650,737,000
Total investments (cost—$11,081,993,669 which approximates cost for federal income tax purposes)—93.25%		11,081,993,669
Other assets in excess of liabilities—6.75%		801,917,330
Net assets—100.00%		$11,883,910,999

46

Treasury Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 71.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,431,256,669	$—	$5,431,256,669
Repurchase agreements	—	5,650,737,000	—	5,650,737,000
Total	$—	$11,081,993,669	$—	$11,081,993,669

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

47

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—75.77%
Alabama—0.98%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.250%, VRD	$8,050,000	$8,050,000
University of Alabama Revenue (University Hospital),
Series B, 0.420%, VRD	1,875,000	1,875,000
Series C, 0.430%, VRD	3,500,000	3,500,000
		13,425,000
Alaska—0.69%
Alaska International Airports Revenue Refunding (System), Series A, 0.410%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.260%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.250%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.76%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.450%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.60%
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.390%, VRD	1,960,000	1,960,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series D, 0.390%, VRD	7,600,000	7,600,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Kindergarten, Series B3, 0.230%, VRD	$7,745,000	$7,745,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.390%, VRD	17,900,000	17,900,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.410%, VRD	2,000,000	2,000,000
Los Angeles Water and Power Revenue, Subseries B-8, 0.380%, VRD	8,400,000	8,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.370%, VRD	1,665,000	1,665,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.400%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.370%, VRD	14,700,000	14,700,000
Series B, 0.390%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.390%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.370%, VRD	4,850,000	4,850,000
Series C, 0.430%, VRD	870,000	870,000
		104,585,000
Colorado—3.19%
Denver City & County Certificates of Participation Refunding, Series A1, 0.300%, VRD	28,105,000	28,105,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, (concluded)
Series A2, 0.300%, VRD	$14,365,000	$14,365,000
Series A3, 0.300%, VRD	1,420,000	1,420,000
		43,890,000
Connecticut—0.44%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.210%, VRD	6,000,000	6,000,000
District of Columbia—1.35%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.400%, VRD	3,900,000	3,900,000
Subseries B-2, 0.400%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.280%, VRD	6,210,000	6,210,000
		18,610,000
Florida—0.60%
Gainesville Utilities System Revenue, Series A, 0.420%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.400%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—0.36%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.410%, VRD	5,000,000	5,000,000
Illinois—10.82%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.430%, VRD	4,845,000	4,845,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.420%, VRD	$11,200,000	$11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.430%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.420%, VRD	8,100,000	8,100,000
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.450%, VRD	2,767,000	2,767,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.410%, VRD	2,980,000	2,980,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.410%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.280%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.440%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.410%, VRD	1,000,000	1,000,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.410%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.440%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.280%, VRD	7,300,000	7,300,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.410%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.410%, VRD	3,300,000	3,300,000
Illinois State,
Series B-5, 0.390%, VRD	27,700,000	27,700,000
Series B-6, 0.420%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.280%, VRD	3,630,000	3,630,000
		148,955,000
Indiana—1.92%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.280%, VRD	3,000,000	3,000,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.400%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.400%, VRD	5,640,000	5,640,000
Series B, 0.300%, VRD	3,030,000	3,030,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.400%, VRD	7,700,000	7,700,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.420%, VRD	2,600,000	2,600,000
		26,495,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kansas—0.84%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.390%, VRD	$11,500,000	$11,500,000
Louisiana—1.99%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.260%, VRD	16,100,000	16,100,000
Series B, 0.260%, VRD	700,000	700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.260%, VRD	4,150,000	4,150,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.380%, VRD	6,500,000	6,500,000
		27,450,000
Maryland—0.68%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.390%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A, 0.380%, VRD	800,000	800,000
Series B-3, 0.400%, VRD	8,000,000	8,000,000
		9,350,000
Massachusetts—1.98%
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.270%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.390%, VRD	24,500,000	24,500,000
		27,190,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.27%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.300%, VRD	$3,780,000	$3,780,000
Minnesota—2.54%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.390%, VRD	6,860,000	6,860,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.390%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.390%, VRD	15,000,000	15,000,000
		35,010,000
Mississippi—3.99%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.280%, VRD	300,000	300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D, 0.270%, VRD	24,000,000	24,000,000
Series G, 0.250%, VRD	1,700,000	1,700,000
Series I, 0.250%, VRD	20,500,000	20,500,000
Series K, 0.280%, VRD	3,000,000	3,000,000
Series L, 0.280%, VRD	1,800,000	1,800,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series F, 0.380%, VRD	3,700,000	3,700,000
		55,000,000
Missouri—2.14%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.280%, VRD	3,335,000	3,335,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B, 0.300%, VRD	$11,500,000	$11,500,000
Series C, 0.280%, VRD	7,200,000	7,200,000
Series C, 0.280%, VRD	3,600,000	3,600,000
Series D, 0.280%, VRD	3,800,000	3,800,000
		29,435,000
Nebraska—0.62%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.280%, VRD	8,555,000	8,555,000
New Hampshire—0.93%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.250%, VRD	12,850,000	12,850,000
New York—11.09%
Metropolitan Transportation Authority Revenue Dedicated Tax Fund, Subseries B-1, 0.400%, VRD	5,000,000	5,000,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.390%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.410%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.420%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.380%, VRD	6,000,000	6,000,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.370%, VRD	$8,300,000	$8,300,000
Series BB-2, 0.280%, VRD	18,000,000	18,000,000
Series BB-5, 0.270%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.250%, VRD	2,200,000	2,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.370%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries A-4, 0.250%, VRD	9,265,000	9,265,000
Subseries E-4, 0.320%, VRD	8,000,000	8,000,000
New York City, Subseries D-4, 0.280%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.420%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.380%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.380%, VRD	5,100,000	5,100,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.400%, VRD	6,000,000	6,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.390%, VRD	4,030,000	4,030,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.390%, VRD	$3,720,000	$3,720,000
		152,755,000
North Carolina—2.27%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E, 0.380%, VRD	2,200,000	2,200,000
Series H, 0.280%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.440%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.390%, VRD	1,750,000	1,750,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.370%, VRD	1,410,000	1,410,000
		31,290,000
Ohio—3.05%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.440%, VRD	16,040,000	16,040,000
Columbus Sewer Revenue, Series B, 0.390%, VRD	16,000,000	16,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.400%, VRD	7,580,000	7,580,000
Ohio (Common Schools),
Series A, 0.390%, VRD	730,000	730,000
Series B, 0.390%, VRD	1,705,000	1,705,000
		42,055,000
Oregon—0.56%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.390%, VRD	7,700,000	7,700,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.11%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.380%, VRD	$2,580,000	$2,580,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.410%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.410%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.360%, VRD	1,315,000	1,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.420%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.420%, VRD	5,245,000	5,245,000
		29,005,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.410%, VRD	2,555,000	2,555,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.250%, VRD	300,000	300,000
		2,855,000
Tennessee—0.31%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.430%, VRD	4,300,000	4,300,000
Texas—8.39%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.440%, VRD[1,2]	7,750,000	7,750,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.280%, VRD	$28,700,000	$28,700,000
Subseries C-2, 0.280%, VRD	7,100,000	7,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.280%, VRD	4,295,000	4,295,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.410%, VRD	29,605,000	29,605,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.260%, VRD	1,452,000	1,452,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.260%, VRD	17,640,000	17,640,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.260%, VRD	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.420%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.440%, VRD[1,2]	30,000	30,000
University of Texas Permanent University (Funding System), Series A, 0.360%, VRD	1,900,000	1,900,000
University of Texas Revenues (Financing Systems), Series B, 0.360%, VRD	6,000,000	6,000,000
		115,572,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Utah—0.93%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.250%, VRD	$12,830,000	$12,830,000
Virginia—1.02%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.430%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.400%, VRD	3,340,000	3,340,000
		14,040,000
Washington—0.92%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.440%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.400%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.400%, VRD	3,750,000	3,750,000
		12,645,000
Wyoming—0.22%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.250%, VRD	3,000,000	3,000,000
Total municipal bonds and notes (cost—$1,043,417,000)		1,043,417,000
Short-term US government obligation[3]—1.45%
US Treasury Bill 0.196%, due 05/05/16 (cost—$19,999,566)	20,000,000	19,999,566

60

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—22.80%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.430%, due 05/24/16	$6,000,000	$6,000,000
Illinois—2.08%
Illinois Educational Facilities Authority Revenue,
0.090%, due 05/02/16	18,000,000	18,000,000
0.450%, due 05/18/16	10,615,000	10,615,000
		28,615,000
Maryland—0.86%
Johns Hopkins University, 0.030%, due 05/04/16	11,900,000	11,900,000
Massachusetts—1.09%
Harvard University, 0.390%, due 05/10/16	15,000,000	15,000,000
Michigan—1.09%
Trinity Health Credit Group, 0.140%, due 05/04/16	15,000,000	15,000,000
Minnesota—2.18%
Mayo Clinic,
0.390%, due 05/16/16	20,000,000	20,000,000
0.390%, due 05/17/16	10,000,000	10,000,000
		30,000,000
Missouri—3.67%
Curators University,
0.060%, due 05/04/16	30,543,000	30,543,000
0.440%, due 05/17/16	20,000,000	20,000,000
		50,543,000
Pennsylvania—2.36%
Montgomery County,
0.430%, due 05/04/16	5,000,000	5,000,000
0.410%, due 05/05/16	15,000,000	15,000,000
0.420%, due 05/18/16	12,500,000	12,500,000
		32,500,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—2.03%
Vanderbilt University,
0.060%, due 05/04/16	$20,000,000	$20,000,000
0.290%, due 05/23/16	8,000,000	8,000,000
		28,000,000
Texas—5.52%
Dallas Area Rapid Transit,
0.400%, due 05/03/16	10,000,000	10,000,000
0.160%, due 05/10/16	6,000,000	6,000,000
0.140%, due 05/17/16	4,000,000	4,000,000
University of Texas,
0.090%, due 05/04/16	7,000,000	7,000,000
0.050%, due 05/09/16	10,000,000	10,000,000
0.400%, due 05/09/16	12,000,000	12,000,000
0.420%, due 05/10/16	12,000,000	12,000,000
0.400%, due 05/13/16	5,000,000	5,000,000
0.430%, due 05/18/16	10,000,000	10,000,000
		76,000,000
Virginia—0.67%
University of Virginia, 0.420%, due 05/17/16	9,200,000	9,200,000
Washington—0.82%
University of Washington, 0.210%, due 05/04/16	11,250,000	11,250,000
Total tax-exempt commercial paper (cost—$314,008,000)		314,008,000
Total investments (cost—$1,377,424,566 which approximates cost for federal income tax purposes)—100.02%		1,377,424,566
Liabilities in excess of other assets—(0.02)%		(336,978)
Net assets—100.00%		$1,377,087,588

62

Tax-Free Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 71.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,043,417,000	$—	$1,043,417,000
Short-term US government obligation	—	19,999,566	—	19,999,566
Tax-exempt commercial paper	—	314,008,000	—	314,008,000
Total	$—	$1,377,424,566	$—	$1,377,424,566

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.20% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

63

See accompanying notes to financial statements

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.84%
Federal Home Loan Bank
0.290%, due 05/26/16[1]	$3,500,000	$3,499,295
0.290%, due 06/06/16[1]	7,000,000	6,997,970
0.300%, due 05/25/16[1]	5,000,000	4,999,000
0.531%, due 05/22/16[2]	5,000,000	5,000,000
US Treasury Bill 0.290%, due 05/12/16[1]	13,000,000	12,998,850
US Treasury Note 0.522%, due 05/02/16[2]	250,000	250,164
Total US government and agency obligations (cost—$33,745,279)		33,745,279
Time deposits—12.98%
Banking-non-US—12.98%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	12,000,000	12,000,000
Natixis 0.300%, due 05/02/16	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	20,000,000	20,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	20,000,000	20,000,000
Total time deposits (cost—$64,000,000)		64,000,000
Certificates of deposit—17.64%
Banking-non-US—16.27%
Bank of Nova Scotia 0.636%, due 05/19/16	500,000	500,008
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.610%, due 07/05/16	3,000,000	3,000,000
Canadian Imperial Bank of Commerce 0.370%, due 05/05/16	5,000,000	5,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	10,000,000	10,000,000
Credit Suisse 0.630%, due 05/03/16	750,000	750,000

64

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
DZ Bank AG
0.600%, due 05/11/16	$1,000,000	$1,000,000
0.650%, due 08/08/16	2,000,000	2,000,000
0.750%, due 09/12/16	3,000,000	3,000,000
KBC Bank N.V. 0.360%, due 05/03/16	10,000,000	10,000,000
Mizuho Bank Ltd. 0.670%, due 05/31/16	5,000,000	5,000,914
Norinchukin Bank Ltd. 0.400%, due 05/18/16	8,000,000	8,000,000
Rabobank Nederland NV 0.705%, due 08/01/16	4,000,000	4,000,864
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	10,000,000	10,000,000
0.600%, due 06/10/16	2,000,000	2,000,000
Svenska Handelsbanken AB 0.805%, due 07/15/16	500,000	500,004
Swedbank AB 0.350%, due 05/05/16	8,000,000	8,000,000
Toronto-Dominion Bank
0.490%, due 05/19/16	2,500,000	2,500,000
0.540%, due 07/28/16	5,000,000	5,000,000
		80,251,790
Banking-US—1.37%
Citibank N.A.
0.580%, due 07/14/16	4,000,000	4,000,000
0.650%, due 05/19/16	1,000,000	1,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	1,000,000	1,000,000
Wells Fargo Bank N.A. 0.850%, due 08/22/16	750,000	750,000
		6,750,000
Total certificates of deposit (cost—$87,001,790)		87,001,790

65

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—62.33%
Asset backed-miscellaneous—30.81%
Albion Capital Corp.
0.480%, due 05/25/16	$6,000,000	$5,998,080
0.610%, due 05/23/16	2,000,000	1,999,254
Antalis US Funding Corp. 0.400%, due 05/06/16	4,000,000	3,999,778
Atlantic Asset Securitization LLC
0.300%, due 05/02/16	18,000,000	17,999,850
0.587%, due 05/16/16[2]	1,000,000	1,000,000
0.589%, due 05/09/16[2]	1,250,000	1,250,000
Barton Capital LLC
0.350%, due 05/02/16	20,000,000	19,999,806
0.595%, due 05/12/16[2]	1,250,000	1,250,000
CAFCO LLC
0.580%, due 05/09/16	500,000	499,936
0.580%, due 06/08/16	5,000,000	4,996,939
Cancara Asset Securitisation LLC 0.490%, due 05/03/16	1,500,000	1,499,959
Ciesco LLC
0.570%, due 05/12/16	1,000,000	999,826
0.580%, due 05/09/16	500,000	499,936
Fairway Finance Co. LLC
0.570%, due 06/14/16	2,250,000	2,248,432
0.580%, due 05/09/16	500,000	499,936
0.650%, due 07/05/16	1,250,000	1,248,533
Gotham Funding Corp.
0.570%, due 07/07/16	1,500,000	1,498,409
0.570%, due 07/12/16	4,000,000	3,995,440
Jupiter Securitization Co. LLC 0.500%, due 05/04/16	3,000,000	2,999,875
Liberty Street Funding LLC
0.590%, due 07/25/16	5,000,000	4,993,035
0.680%, due 06/16/16	2,000,000	1,998,262
0.810%, due 08/08/16	1,000,000	997,772
LMA Americas LLC 0.599%, due 05/19/16[2]	5,000,000	5,000,000

66

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 07/11/16	$3,000,000	$2,996,450
Nieuw Amsterdam Receivables Corp. 0.450%, due 05/03/16	5,000,000	4,999,875
Old Line Funding LLC
0.700%, due 08/17/16	5,000,000	4,989,500
0.860%, due 09/09/16	1,500,000	1,495,306
0.880%, due 10/17/16	1,000,000	995,869
Regency Markets No. 1 LLC
0.440%, due 05/27/16	5,000,000	4,998,411
0.450%, due 05/16/16	5,000,000	4,999,062
Starbird Funding Corp.
0.600%, due 05/02/16	750,000	749,987
0.620%, due 06/06/16	2,250,000	2,248,605
0.620%, due 06/10/16	3,000,000	2,997,933
0.717%, due 05/27/16[2]	5,000,000	5,000,000
Thunder Bay Funding LLC
0.700%, due 05/23/16	750,000	749,679
0.840%, due 08/10/16	750,000	748,233
0.860%, due 09/12/16	2,000,000	1,993,598
Victory Receivables Corp.
0.520%, due 06/17/16	2,500,000	2,498,303
0.550%, due 07/12/16	3,000,000	2,996,700
0.580%, due 07/15/16	5,000,000	4,993,958
0.590%, due 07/08/16	3,000,000	2,996,657
Working Capital Management Co.
0.490%, due 05/18/16	3,000,000	2,999,306
0.510%, due 06/03/16	4,000,000	3,998,130
0.510%, due 06/07/16	4,000,000	3,997,903
		151,916,523
Automotive OEM—2.26%
American Honda Finance Corp. 0.380%, due 05/13/16	8,000,000	7,998,987

67

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Automotive OEM—(concluded)
BMW US Capital LLC 0.400%, due 05/25/16	$3,128,000	$3,127,166
		11,126,153
Banking-non-US—18.51%
Bank of Nova Scotia 0.580%, due 05/12/16	460,000	459,919
Banque et Caisse d’Epargne de L’Etat
0.410%, due 05/12/16	7,000,000	6,999,123
0.660%, due 07/01/16	1,500,000	1,498,323
0.760%, due 08/03/16	1,500,000	1,497,023
BNP Paribas Fortis Funding LLC 0.300%, due 05/02/16	20,000,000	19,999,833
Caisse Centrale Desjardins 0.430%, due 05/27/16	10,000,000	9,996,894
Commonwealth Bank of Australia
0.557%, due 05/04/16[2]	750,000	749,998
0.820%, due 10/07/16	1,000,000	996,378
DnB NOR Bank ASA 0.600%, due 06/13/16	1,500,000	1,498,925
Erste Abwicklungsanstalt
0.600%, due 05/18/16	1,500,000	1,499,575
0.640%, due 07/11/16	2,000,000	1,997,476
0.680%, due 08/09/16	3,000,000	2,994,333
0.730%, due 09/06/16	3,000,000	2,992,213
Mizuho Bank Ltd. 0.600%, due 06/07/16	3,000,000	2,998,150
National Australia Bank Ltd. 0.815%, due 10/03/16	2,000,000	1,992,982
Nordea Bank AB
0.530%, due 05/16/16	1,000,000	999,779
0.555%, due 06/07/16	3,000,000	2,998,289
0.615%, due 06/07/16	750,000	749,526
0.800%, due 10/04/16	1,000,000	996,533

68

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Rabobank Nederland NV 0.700%, due 06/21/16	$425,000	$424,579
0.840%, due 10/13/16	3,000,000	2,988,450
Skandinaviska Enskilda Banken AB 0.590%, due 08/05/16	1,000,000	998,427
Societe Generale 0.290%, due 05/02/16	20,000,000	19,999,839
Svenska Handelsbanken AB 0.710%, due 09/01/16	1,500,000	1,496,361
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,489,873
		91,312,801
Banking-US—0.81%
Bedford Row Funding Corp. 0.850%, due 10/07/16	4,000,000	3,984,984
Diversified manufacturing—2.03%
Siemens Capital Co. LLC
0.370%, due 05/27/16	5,000,000	4,998,664
0.450%, due 06/20/16	5,000,000	4,996,875
		9,995,539
Machinery-agriculture & construction—2.84%
Caterpillar Financial Services Corp.
0.370%, due 06/01/16	7,000,000	6,997,770
0.430%, due 06/02/16	7,000,000	6,997,324
		13,995,094
Pharmaceuticals—2.03%
Novartis Finance Corp. 0.450%, due 05/10/16	3,000,000	2,999,662
Roche Holding, Inc. 0.390%, due 05/13/16	7,000,000	6,999,090
		9,998,752
Supranational—0.20%
European Investment Bank 0.595%, due 06/01/16	1,000,000	999,488

69

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Technology-software—0.81%
Microsoft Corp. 0.370%, due 05/18/16	$4,000,000	$3,999,301
Tobacco—2.03%
Philip Morris International Co. 0.420%, due 05/17/16	10,000,000	9,998,133
Total commercial paper (cost—$307,326,768)		307,326,768
Repurchase agreement—0.20%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $981,018 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$1,005,849); proceeds: $983,001 (cost—$983,000)	983,000	983,000
Total investments (cost—$493,056,837 which approximates cost for federal income tax purposes)—99.99%		493,056,837
Other assets in excess of liabilities—0.01%		42,779
Net assets—100.00%		$493,099,616

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$33,745,279	$—	$33,745,279
Time deposits	—	64,000,000	—	64,000,000
Certificates of deposit	—	87,001,790	—	87,001,790
Commercial paper	—	307,326,768	—	307,326,768
Repurchase agreement	—	983,000	—	983,000
Total	$—	$493,056,837	$—	$493,056,837

At April 30, 2016, there were no transfers between Level 1 and Level 2.

70

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	50.1%
France	15.3
Sweden	9.9
Japan	6.3
Germany	5.8
Canada	3.7
Belgium	2.0
Luxembourg	2.0
Switzerland	1.8
Swaziland	1.4
Australia	1.3
Norway	0.3
Netherlands	0.1
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
OEM	Original Equipment Manufacturer
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2016 and reset periodically.

71

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Prime CNAV Master Fund commenced operations on January 19, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 19, 2016 through April 30, 2016) also would have been in effect during the period from November 1, 2015 to April 30, 2016.

Prime Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

73

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Treasury Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.66	0.20	0.04

Prime CNAV Master Fund

	Beginning account value	Ending account value April 30, 2016	Expenses paid during period[2] 01/19/16[3] to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.20	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	0.00	0.00

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[2]

Actual expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 366 (to reflect the inception period from January 19, 2016 to April 30, 2016). Hypothetical expenses are equal to the Master Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[3]	Commencement of operations.

74

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	42 days	33 days	44 days
Net assets (bln)	$17.2	$15.8	$14.1
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Commercial paper	45.5%	46.2%	38.1%
Certificates of deposit	20.4	21.1	28.5
Time deposits	14.2	14.8	11.3
Repurchase agreements	9.7	11.1	7.8
Short-term corporate obligations	2.0	3.4	7.7
US government and agency obligations	6.9	3.4	5.6
Non-US government agency	0.4	0.9	1.0
Other assets less liabilities	0.9	(0.9)	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime Master Fund. Although Prime Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime Master Fund cannot guarantee it will do so. An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime Master Fund’s sponsor has no legal obligation to provide financial support to Prime Master Fund, and you should not expect that Prime Master Fund’s sponsor will provide financial support to Prime Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	59 days	43 days	36 days
Net assets (bln)	$11.9	$12.7	$12.6
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Repurchase agreements	47.6%	75.8%	76.5%
US government obligations	45.7	25.8	21.8
Other assets less liabilities	6.7	(1.6)	1.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Treasury Master Fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Treasury Master Fund’s sponsor has no legal obligation to provide financial support to Treasury Master Fund, and you should not expect that Treasury Master Fund’s sponsor will provide financial support to Treasury Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

76

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Tax-Free Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	6 days	14 days	19 days
Net assets (bln)	$1.4	$1.4	$1.4
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Municipal bonds and notes	75.8%	79.6%	84.3%
Tax-exempt commercial paper	22.8	16.8	15.6
Short-term US government obligation	1.5	1.7	—
Other assets less liabilities	(0.1)	1.9	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Tax-Free Master Fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Tax-Free Master Fund’s sponsor has no legal obligation to provide financial support to Tax-Free Master Fund, and you should not expect that Tax-Free Master Fund’s sponsor will provide financial support to Tax-Free Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

77

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics	4/30/2016*
Weighted average maturity[1]	31 days
Net assets (mm)	$493.0
Portfolio composition[2]	4/30/2016
Commercial paper	62.3%
Certificates of deposit	17.7
Time deposits	13.0
Repurchase agreements	0.2
US government and agency obligations	6.8
Other assets less liabilities	0.0 [3]
Total	100.0%

*	Commenced operations on January 19, 2016

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime CNAV Master Fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. An investment in Prime CNAV Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime CNAV Master Fund’s sponsor has no legal obligation to provide financial support to Prime CNAV Master Fund, and you should not expect that Prime CNAV Master Fund’s sponsor will provide financial support to Prime CNAV Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

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79

Master Trust

Statement of operations

For the year ended April 30, 2016

Prime Master Fund

Investment income:
Interest	$54,765,468

Expenses:
Investment advisory and administration fees	15,279,909
Trustees’ fees	133,869
Total expenses	15,413,778
Fee waivers/expense reimbursements by investment advisor	—
Net expenses	15,413,778
Net investment income	39,351,690
Net realized gain	228,755
Net increase in net assets resulting from operations	$39,580,445

80

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund	Prime CNAV Master Fund For the period from January 19, 2016[1] to April 30, 2016

$20,365,398	$1,005,900	$314,351

12,114,709	1,455,210	67,687
108,113	32,070	4,426
12,222,822	1,487,280	72,113
(1,493,991)	(919,256)	(70,389)
10,728,831	568,024	1,724
9,636,567	437,876	312,627
935,343	70,058	—
$10,571,910	$507,934	$312,627

[1]	Commencement of operations.

81

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
Prime Master Fund
From operations:
Net investment income	$39,351,690	$17,070,374
Net realized gain	228,755	134,885
Net increase in net assets resulting from operations	39,580,445	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	3,037,555,323	(1,660,811,709)
Net increase (decrease) in net assets	3,077,135,768	(1,643,606,450)
Net assets:
Beginning of year	14,120,130,578	15,763,737,028
End of year	$17,197,266,346	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$9,636,567	$1,236,679
Net realized gain	935,343	362,897
Net increase in net assets resulting from operations	10,571,910	1,599,576
Net increase (decrease) in net assets from beneficial interest transactions	(762,944,902)	123,527,693
Net increase (decrease) in net assets	(752,372,992)	125,127,269
Net assets:
Beginning of year	12,636,283,991	12,511,156,722
End of year	$11,883,910,999	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$437,876	$154,098
Net realized gain	70,058	26,605
Net increase in net assets resulting from operations	507,934	180,703
Net increase (decrease) in net assets from beneficial interest transactions	21,560,886	(36,199,458)
Net increase (decrease) in net assets	22,068,820	(36,018,755)
Net assets:
Beginning of year	1,355,018,768	1,391,037,523
End of year	$1,377,087,588	$1,355,018,768

82

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

For the period from January 19, 2016[1] to April 30, 2016
Prime CNAV Master Fund
From operations:
Net investment income	$312,627
Net increase in net assets resulting from operations	312,627
Net increase in net assets from beneficial interest transactions	492,786,989
Net increase in net assets	493,099,616
Net assets:
Beginning of year	—
End of year	$493,099,616

[1]	Commencement of operations.

83

See accompanying notes to financial statements

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2016
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.26%
Supplemental data:
Total investment return[1]	0.26%
Net assets, end of year (000’s)	$17,197,266

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.09%
Net investment income	0.08%
Supplemental data:
Total investment return[1]	0.09%
Net assets, end of year (000’s)	$11,883,900

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

84

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%

0.11%	0.11%	0.19%	0.20%
$14,120,131	$15,763,737	$19,137,609	$15,688,562

0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[2]	0.06%
0.01%	0.01%	0.05%	0.01%

0.01%	0.01%	0.05%	0.01%
$12,636,284	$12,511,157	$12,225,550	$13,044,384

85

See accompanying notes to financial statements

Master Trust

Financial highlights

Year ended April 30,
2016
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.03%
Supplemental data:
Total investment return[1]	0.03%
Net assets, end of year (000’s)	$1,377,088

Prime CNAV Master Fund	For the period from January 19, 2016[3] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[4]
Expenses after fee waivers	0.00%[4,5]
Net investment income	0.43%[4]
Supplemental data:
Total investment return[1]	0.12%
Net assets, end of year (000’s)	$493,100

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. For Prime CNAV Master Fund, total investment return for the period of less than one year has not been annualized.

[2]	Waiver by advisor represents less than 0.005%.

[3]	Commencement of operations.

[4]	Annualized.

[5]	Amount less than 0.005%.

86

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[2]	0.10%[2]
0.01%	0.01%	0.06%	0.06%

0.01%	0.02%	0.07%	0.06%
$1,355,019	$1,391,038	$1,556,326	$1,160,792

87

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities.

88

Master Trust

Notes to financial statements

Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an

89

Master Trust

Notes to financial statements

effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

90

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2016, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,331,496, $934,156 and $111,451, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2016, UBS AM was obligated to reduce its management fees otherwise receivable by $34,287, $23,097, $7,284 and $4,426 for the independent trustees fees payable by Prime Master

91

Master Trust

Notes to financial statements

Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund, respectively. In addition, UBS AM has undertaken to waive fees and/or reimburse expenses in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived $1,493,991 and $919,256 for Treasury Master Fund and Tax Free Master Fund, respectively, for that purpose, such amounts are not subject to future recoupment. As part of the commencement of operations for Prime CNAV Master Fund, for the period February 1, 2016 through April 30, 2016, UBS AM voluntarily waived its management fee of 0.10% equaling $70,389, which is not subject to future recoupment.

Until June 16, 2016, the Master Funds invested cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operated in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market was managed by UBS AM and was offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acted as managing member and received a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM could, in its sole discretion, waive all or any portion of the management fee to which it was entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would have been reflected as securities lending income in the Statement of operations.

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Master Trust

Notes to financial statements

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	88,108,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in,

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Master Trust

Notes to financial statements

the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2016, the Master Funds did not have any securities on loan.

Beneficial interest transactions

	For the years ended April 30,
	2016	2015
Prime Master Fund
Contributions	$47,016,868,030	$46,715,500,630
Withdrawals	(43,979,312,707)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$3,037,555,323	$(1,660,811,709)

	For the years ended April 30,
	2016	2015
Treasury Master Fund
Contributions	$28,255,411,545	$25,098,121,478
Withdrawals	(29,018,356,447)	(24,974,593,785)
Net increase (decrease) in beneficial interest	$(762,944,902)	$123,527,693

	For the years ended April 30,
	2016	2015
Tax-Free Master Fund
Contributions	$1,598,987,976	$1,679,665,637
Withdrawals	(1,577,427,090)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$21,560,886	$(36,199,458)

Prime CNAV Master Fund	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$566,064,862
Withdrawals	(73,277,873)
Net increase in beneficial interest	$492,786,989

[1]	Commencement of operations.

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Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for the Prime CNAV Master Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable price. The Master Funds’ registration statement has been supplemented with further information regarding the changes.

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Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (four of the series comprising the Master Trust) (the “Trust”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund at April 30, 2016, the results of their

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Master Trust

operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

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Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents. The Web site referenced above also contains a variety of additional information regarding the Master Funds and certain of their feeder funds.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent
12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

98

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 21-22, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Prime Investor Fund, UBS Prime Preferred Fund and UBS Prime Reserves Fund, series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Prime Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Prime Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution

99

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be substantially similar to the services provided to those other UBS master-feeder money market funds. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Prime Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are substantially similar to the New Prime Funds.

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

100

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

101

UBS Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 74 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989).

102

UBS Preferred Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 59 portfolios) for which UBS Asset Management (Americas) Inc. (“UBS AM”) or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

103

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 80 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy, among many others) (from 1982 until 1995).

Alan S. Bernikow; 75 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).

104

UBS Preferred Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Florida Community Bank, N.A. (and serves as the chair of its audit committee).

105

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 69 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 56 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

106

UBS Preferred Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

107

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 60 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

108

UBS Preferred Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

109

UBS Preferred Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 50	Chief Compliance Officer	Since 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Rose Ann Bubloski*; 48	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

110

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 52	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver is president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Lisa N. DiPaolo*; 38	Vice President	Since November 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since November 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

111

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 50	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (from 2007 to 2011) and global head of registered fund product control (since January 2016) (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Elbridge T. Gerry III*; 59	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

112

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 58	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joanne M. Kilkeary*; 48	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

113

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 40	Vice President and Assistant Treasurer	Since 2014	Ms. Lee is a director (since March 2016) (prior to which she was an associate director (from 2009 to 2016)) of registered fund product control of UBS AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Tammie Lee*; 45	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005)) and associate general counsel of UBS AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joshua M. Lindauer*; 28	Vice President and Assistant Secretary	Since May 2016	Mr. Lindauer is an associate director and associate general counsel of UBS AM—Americas region (since May 2016). Prior to joining UBS AM—Americas region, Mr. Lindauer was an associate counsel at Fred Alger Management, Inc. (from 2015 to 2016) and a paralegal (from 2014 to 2015). From 2010 to 2014, Mr. Lindauer was a law student. Mr. Lindauer is a vice president and assistant secretary of 7 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.

114

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

William T. MacGregor*; 40	Vice President and Assistant Secretary	Since September 2015	Mr. MacGregor is an executive director and deputy general counsel at UBS AM—Americas region. From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Ryan Nugent*; 38	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

115

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Nancy Osborn*; 50	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Robert Sabatino**; 42	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), global head of liquidity, portfolio management (2015), head of US taxable money markets (2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 30 portfolios) for which UBS AM serves as investment advisor or manager.

Eric Sanders*; 50	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

116

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

David Walczak**; 32	Vice President	Since February 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2016) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Keith A. Weller*; 54	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Mandy Yu*, 32	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (since 2012)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

117

UBS Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

118

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa DiPaolo Vice President David Walczak Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1126

Money Market Funds

UBS Institutional/Reserves Funds

Annual Report

April 30, 2016

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

UBS Prime Reserves Fund

UBS Institutional/Reserves Funds

June 10, 2016

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Funds namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund and UBS Prime Reserves Fund (the “Funds”), for the 12 months (or since commencement period for UBS Prime Reserves Fund) ended April 30, 2016 (the “reporting period”).

Performance

In December 2015, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. While the yields on a wide range of short-term investments moved higher over the period as the market anticipated the Fed action as well as potential future actions into 2016, yields still remained low by historical comparison. (For more details on the Fed’s actions, see below.) As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Institutional Fund: 0.38% as of April 30, 2016, versus 0.06% on April 30, 2015.

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all three Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

(continued on next page)

1

UBS Institutional/Reserves Funds

•	UBS Select Treasury Institutional Fund: 0.15% as of April 30, 2016, versus 0.01% on April 30, 2015.

•	UBS Select Tax-Free Institutional Fund: 0.15% as of April 30, 2016, versus 0.01% on April 30, 2015.

•	UBS Prime Reserves Fund: 0.38% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, but the pace moderated during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 3.9% seasonally

UBS Select Tax-Free Institutional Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

adjusted annualized rate during the second quarter of 2015. GDP growth then slowed to 2.0% and 1.4% for the third and fourth quarters of 2015, respectively. Finally, first-quarter 2016 GDP grew at a 0.8% rate.1

Q.	How did the Fed react to the economic environment?
A.	The Fed took its initial step toward normalizing monetary policy during the reporting period. In December 2015, the Fed raised the fed funds rates for the first time in nearly a decade. The US central

[1]	Based on the Commerce Department’s second estimate for GDP announced on May 27, 2016, after the reporting period had ended.

2

UBS Institutional/Reserves Funds

bank boosted the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. In its official statement the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2% inflation…The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” During its meetings that concluded on January 27, March 16, and April 27, 2016, the Fed kept rates on hold.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the fiscal year. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period, the Master Fund’s WAM was 42 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper and time deposits, and, to lesser extents, repurchase agreements and US government and agency

3

UBS Institutional/Reserves Funds

obligations. Conversely, we decreased its exposures to certificates of deposits, short-term corporate obligations and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased and, at period-end on April 30, 2016, it was 59 days. At the security level, we increased the Master Fund’s exposure to direct Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market and the anticipated liquidation of another feeder fund. At the end of the reporting period, its WAM was six days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and, to a modest extent, to short-term US government obligations. Conversely, we reduced its exposure to municipal bonds and notes.

•

The inception date for the CNAV Prime Master Fund in which UBS Prime Reserves Fund invests was January 19, 2016. We tactically adjusted its WAM and, at the end of the reporting period, the Master Fund’s WAM was 31 days. At the security level, the Master Fund’s largest exposure was in commercial paper. It also had lesser allocations to certificates of deposit, time deposits, US government and agency obligations, and repurchase agreements.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy will continue to grow in 2016. That being said, we feel the expansion will be fairly moderate and inflation will remain largely benign. Against this backdrop, we believe the Fed will take a very deliberate pace in terms of normalizing monetary

4

UBS Institutional/Reserves Funds

policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Institutional Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Prime Reserves Fund Managing Director UBS Asset Management (Americas) Inc.	Lisa DiPaolo Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

5

UBS Institutional/Reserves Funds

Ryan Nugent Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2016. The views and opinions in the letter were current as of June 10, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Prime Reserves Fund commenced operations on January 19, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 19, 2016 through April 30, 2016) also would have been in effect during the period from November 1, 2015 to April 30, 2016.

UBS Select Prime Institutional Fund

	Beginning account value November 1, 2015	Ending account value2` April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.30	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Select Treasury Institutional Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.80	0.16%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.07	0.81	0.16

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result,

8

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS Select Tax-Free Institutional Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.57	0.30	0.06

UBS Prime Reserves Fund

	Beginning account value	Ending account value[2] April 30, 2016	Expenses paid during period[4] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.90	$0.23	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.47	0.40	0.08

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[4]

Actual expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 366 (to reflect the inception period from January 19, 2016 to April 30, 2016). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

9

UBS Institutional/Reserves Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers[1]	0.38%	0.09%	0.06%
Seven-day effective yield after fee waivers[1]	0.38	0.09	0.06
Seven-day current yield before fee waivers[1]	0.38	0.09	0.06
Seven-day effective yield before fee waivers[1]	0.38	0.09	0.06
Weighted average maturity[2]	42 days	33 days	44 days
Net assets (bln)	$4.4	$3.7	$4.1

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.15%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.15	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	0.15	(0.08)	(0.10)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	0.15	(0.08)	(0.10)
Weighted average maturity[2]	59 days	43 days	36 days
Net assets (bln)	$3.8	$3.9	$4.3

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

10

UBS Institutional/Reserves Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.15%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.15	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	0.15	(0.16)	(0.09)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	0.15	(0.16)	(0.09)
Weighted average maturity[2]	6 days	14 days	19 days
Net assets (mm)	$345.0	$393.3	$445.2

UBS Prime Reserves Fund*

Yields and characteristics	04/30/16
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.38%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.38
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	0.28
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	0.28
Weighted average maturity[2]	31 days
Net assets (mm)	$297.0

*	Commenced operations on January 19, 2016.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

You could lose money by investing in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund or UBS Prime Reserves Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the Funds’ sponsor will provide financial support to a Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2016

UBS Select Prime Institutional Fund

Assets:
Investment in Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (each a “Master Fund”), at value (cost—$4,356,918,047; $3,828,817,473; $345,506,156 and $296,936,528, respectively, which approximates cost for federal income tax purposes)	$4,356,918,047

Liabilities:
Dividends payable to shareholders	1,304,526
Payable to affiliate	264,081
Total liabilities	1,568,607

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,355,326,680; 3,828,071,697; 345,446,434 and 296,827,861 outstanding, respectively	4,355,326,680
Accumulated net realized gain	22,760
Net assets	$4,355,349,440
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund	UBS Prime Reserves Fund*

$3,828,817,473	$345,506,156	$296,936,528

461,980	38,345	82,756
236,897	18,575	25,911

698,877	56,920	108,667

3,828,071,697	345,446,434	296,827,861
46,899	2,802	—

$3,828,118,596	$345,449,236	$296,827,861

$1.00	$1.00	$1.00

*	Commenced Operations on January 19, 2016.

13

See accompanying notes to financial statements

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2016

UBS Select Prime Institutional Fund

Investment income:
Interest income allocated from Master Fund	$13,983,955
Expenses allocated from Master Fund	(3,939,068)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	10,044,887

Expenses:
Administration fees	3,097,636
Trustees’ fees	53,098
3,150,734
Fee waivers and/or Trustees’ fees reimbursement by administrator	—
Net expenses	3,150,734
Net investment income	6,894,153
Net realized gain allocated from Master Fund	57,564
Net increase in net assets resulting from operations	$6,951,717

14

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund	UBS Prime Reserves Fund*

$6,593,840	$266,442	$170,344
(3,993,332)	(394,529)	(38,906)
504,270	240,131	37,537
3,104,778	112,044	168,975

3,138,357	292,744	27,006
53,457	22,859	4,116
3,191,814	315,603	31,122
(2,001,419)	(284,103)	—
1,190,395	31,500	31,122
1,914,383	80,544	137,853
295,522	19,825	—
$2,209,905	$100,369	$137,853

*	Commenced operations on January 19, 2016.

15

See accompanying notes to financial statements

UBS Institutional/Reserves Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Prime Institutional Fund
From operations:
Net investment income	$6,894,153	$1,391,215
Net realized gain	57,564	37,245
Net increase in net assets resulting from operations	6,951,717	1,428,460
Dividends and distributions to shareholders from:
Net investment income	(6,894,153)	(1,391,215)
Net realized gains	(59,552)	(12,747)
Total dividends and distributions to shareholders	(6,953,705)	(1,403,962)
Net increase (decrease) in net assets from beneficial interest transactions	214,813,047	(244,729,311)
Net increase (decrease) in net assets	214,811,059	(244,704,813)
Net assets:
Beginning of year	4,140,538,381	4,385,243,194
End of year	$4,355,349,440	$4,140,538,381
Accumulated undistributed net investment income	$—	$—

UBS Select Treasury Institutional Fund
From operations:
Net investment income	$1,914,383	$458,634
Net realized gain	295,522	128,460
Net increase in net assets resulting from operations	2,209,905	587,094
Dividends and distributions to shareholders from:
Net investment income	(1,914,383)	(458,634)
Net realized gains	(352,014)	(47,723)
Total dividends and distributions to shareholders	(2,266,397)	(506,357)
Net increase (decrease) in net assets from beneficial interest transactions	(463,431,993)	8,722,783
Net increase (decrease) in net assets	(463,488,485)	8,803,520
Net assets:
Beginning of year	4,291,607,081	4,282,803,561
End of year	$3,828,118,596	$4,291,607,081
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Institutional/Reserves Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Tax-Free Institutional Fund
From operations:
Net investment income	$80,544	$53,527
Net realized gain	19,825	8,802
Net increase in net assets resulting from operations	100,369	62,329
Dividends and distributions to shareholders from:
Net investment income	(80,544)	(53,527)
Net realized gains	(26,048)	(30,774)
Total dividends and distributions to shareholders	(106,592)	(84,301)
Net decrease in net assets from beneficial interest transactions	(99,698,789)	(38,135,086)
Net decrease in net assets	(99,705,012)	(38,157,058)
Net assets:
Beginning of year	445,154,248	483,311,306
End of year	$345,449,236	$445,154,248
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Institutional/Reserves Funds

Statement of changes in net assets

For the period from January 19, 2016[1] to April 30, 2016
UBS Prime Reserves Fund
From operations:
Net investment income	$137,853
Net increase in net assets resulting from operations	137,853
Dividends and distributions to shareholders from:
Net investment income	(137,853)
Net increase in net assets from beneficial interest transactions	296,827,861
Net increase in net assets	296,827,861
Net assets:
Beginning of period	—
End of period	$296,827,861
Accumulated undistributed net investment income	$—

[1]	Commencent of operations.

18

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.000 [1]	0.000 [1]	0.001	0.001
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.002	0.000 [1]	0.000 [1]	0.001	0.001
Dividends from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.17%	0.03%	0.03%	0.11%	0.13%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.17%
Net investment income[3]	0.18%	0.03%	0.03%	0.11%	0.12%
Supplemental data:
Net assets, end of year (000’s)	$4,355,349	$4,140,538	$4,385,243	$6,021,339	$6,673,607

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

19

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.06%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.12%	0.06%	0.06%	0.14%	0.07%
Net investment income[3]	0.05%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$3,828,119	$4,291,607	$4,282,804	$4,351,895	$4,613,731

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

20

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers/ Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/ Trustees’ fees reimbursement[3]	0.05%	0.04%	0.08%	0.15%	0.14%
Net investment income[3]	0.02%	0.01%	0.01%	0.01%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$345,449	$445,154	$483,311	$563,780	$763,318

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

21

See accompanying notes to financial statements

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gains	—
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[2]	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.08%[4]
Net investment income[3]	0.35%[4]
Supplemental data:
Net assets, end of year (000’s)	$296,828

[1]	Commencement of operations.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on a fund distribution.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

[4]	Annualized.

22

See accompanying notes to financial statements

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”), and UBS Prime Reserves Fund (“Prime Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). Prime Reserves Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Prime CNAV Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (25.33% for Prime Institutional Fund, 32.22% for Treasury Institutional Fund, 25.09% for Tax-Free Institutional Fund and 60.22% for Prime Reserves Fund at April 30, 2016). All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors

23

UBS Institutional/Reserves Funds

Notes to financial statements

in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statements of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

24

UBS Institutional/Reserves Funds

Notes to financial statements

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2016, Prime Institutional Fund, Treasury Institutional Fund, Tax-Free Institutional Fund and Prime Reserves Fund owed UBS AM $264,081, $236,897, $18,575 and $25,911, respectively, for administrative services.

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM

25

UBS Institutional/Reserves Funds

Notes to financial statements

estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2016, UBS AM was obligated to reduce its administration fees otherwise receivable by $53,098, $53,457, $22,859 and $4,116 for independent trustees fees payable by Prime Institutional Fund, Treasury Institutional Fund, Tax-Free Institutional Fund and Prime Reserves Fund, respectively.

UBS AM has undertaken to waive fees and/or reimburse trustees’ fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived $2,001,419, and $284,103 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Institutional Fund	2016	2015
Shares sold	12,783,437,640	13,442,169,106
Shares repurchased	(12,573,839,417)	(13,688,026,102)
Dividends reinvested	5,214,824	1,127,685
Net increase (decrease) in shares outstanding	214,813,047	(244,729,311)

	For the years ended April 30,
Treasury Institutional Fund	2016	2015
Shares sold	9,251,208,369	10,433,252,569
Shares repurchased	(9,716,343,759)	(10,424,994,606)
Dividends reinvested	1,703,397	464,820
Net increase (decrease) in shares outstanding	(463,431,993)	8,722,783

26

UBS Institutional/Reserves Funds

Notes to financial statements

	For the years ended April 30,
Tax-Free Institutional Fund	2016	2015
Shares sold	$221,017,080	$474,781,071
Shares repurchased	(320,783,582)	(512,997,941)
Dividends reinvested	67,713	81,784
Net decrease in beneficial interest	$(99,698,789)	$(38,135,086)

Prime Reserves Fund	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	394,190,803
Shares repurchased	(97,412,337)
Dividends reinvested	49,395
Net increase in shares outstanding	296,827,861

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by Prime Reserves Fund during the fiscal period ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was 65.92% and 63.50% tax-exempt income, 9.64% and 0.02% ordinary income, and 24.44% and 36.48% long-term capital gain, respectively.

At April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $1,327,286 for Select

27

UBS Institutional/Reserves Funds

Notes to financial statements

Prime Institutional Fund, (2) undistributed ordinary income of $508,653 and undistributed long-term capital gains of $226 for Treasury Institutional Fund, (3) undistributed tax-exempt income of $38,590 and undistributed long-term capital gains of $2,557 for Tax-Free Institutional Fund, and (4) undistributed ordinary income of $82,756 for Prime Reserves Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2016, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016 and since inception for the Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money

28

UBS Institutional/Reserves Funds

Notes to financial statements

market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. The prospectus for the Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund has been supplemented with further information regarding the changes.

29

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Institutional Fund,

UBS Select Treasury Institutional Fund,

UBS Select Tax-Free Institutional Fund and

UBS Prime Reserves Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund and UBS Prime Reserves Fund (four of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

30

UBS Institutional/Reserves Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund and UBS Prime Reserves Fund at April 30, 2016, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

31

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the Web address noted in each Fund’s prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

UBS Institutional/Reserves Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2015 as short-term capital gain dividends.

UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund hereby designate 93.17% and 86.64%, respectively, of the ordinary income dividends paid during the fiscal year ended April 30, 2016 as interest related dividends.

33

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.94%
Federal Home Loan Bank
0.300%, due 05/25/16[1]	$250,000,000	$249,950,000
0.395%, due 06/01/16[1]	50,000,000	49,982,993
0.531%, due 05/22/16[2]	77,000,000	77,000,000
US Treasury Bills
0.411%, due 06/02/16[1]	40,000,000	39,985,387
0.507%, due 09/15/16[1]	250,000,000	249,517,646
US Treasury Notes
0.418%, due 05/02/16[2]	150,000,000	150,013,671
0.522%, due 05/02/16[2]	227,000,000	227,141,970
0.625%, due 07/15/16	150,000,000	150,027,356
Total US government and agency obligations (cost—$1,193,619,023)		1,193,619,023
Time deposits—14.23%
Banking-non-US—14.23%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	672,000,000	672,000,000
Credit Industriel et Commercial 0.300%, due 05/02/16	150,000,000	150,000,000
DnB NOR Bank ASA 0.290%, due 05/02/16	500,000,000	500,000,000
Natixis 0.300%, due 05/02/16	325,000,000	325,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	400,000,000	400,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	400,000,000	400,000,000
Total time deposits (cost—$2,447,000,000)		2,447,000,000
Certificates of deposit—20.39%
Banking-non-US—17.50%
Bank of Montreal 0.616%, due 05/13/16[2]	134,000,000	134,000,000
Bank of Nova Scotia 0.808%, due 07/29/16[2]	137,000,000	137,000,000

34

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(continued)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.610%, due 07/05/16	$183,500,000	$183,500,000
0.610%, due 07/07/16	100,000,000	100,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	224,000,000	224,000,000
Credit Suisse
0.630%, due 05/03/16	135,250,000	135,250,000
0.650%, due 06/14/16	100,000,000	100,000,000
DZ Bank AG
0.600%, due 05/11/16	62,000,000	62,000,000
0.650%, due 08/08/16	105,000,000	105,000,000
0.750%, due 09/12/16	119,000,000	119,000,000
Mizuho Bank Ltd. 0.660%, due 07/21/16	50,000,000	50,001,115
Natixis
0.587%, due 05/05/16[2]	86,000,000	86,000,000
0.588%, due 05/31/16[2]	240,000,000	240,000,000
Norinchukin Bank 0.400%, due 05/18/16	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd. 0.510%, due 05/13/16	150,000,000	150,000,000
Rabobank Nederland NV
0.705%, due 08/01/16	50,000,000	50,010,806
0.960%, due 01/05/17	96,000,000	96,000,000
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	100,000,000	100,000,000
0.600%, due 06/10/16	148,000,000	148,000,000
0.600%, due 07/12/16	195,000,000	195,000,000
Svenska Handelsbanken
0.540%, due 07/25/16	50,000,000	50,000,000
0.820%, due 07/22/16	50,000,000	50,029,454
Swedbank AB 0.350%, due 05/05/16	263,000,000	263,000,000

35

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Toronto-Dominion Bank
0.540%, due 07/28/16	$85,000,000	$85,000,000
0.786%, due 05/16/16[2]	96,000,000	96,000,000
		3,008,791,375
Banking-US—2.89%
Branch Banking & Trust Co. 0.370%, due 05/05/16	150,000,000	150,000,000
Citibank N.A.
0.580%, due 07/14/16	116,000,000	116,000,000
0.650%, due 05/19/16	114,000,000	114,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	117,400,000	117,400,000
		497,400,000
Total certificates of deposit (cost—$3,506,191,375)		3,506,191,375
Commercial paper[1]—45.45%
Asset backed-miscellaneous—24.04%
Antalis US Funding Corp. 0.460%, due 05/31/16	88,160,000	88,126,205
Atlantic Asset Securitization LLC
0.587%, due 05/16/16[2]	240,000,000	240,000,000
0.589%, due 05/09/16[2]	139,750,000	139,750,000
Barton Capital LLC
0.589%, due 05/23/16[2]	150,000,000	150,000,000
0.595%, due 05/12/16[2]	194,750,000	194,750,000
CAFCO LLC 0.580%, due 05/09/16	79,500,000	79,489,753
Chariot Funding LLC
0.667%, due 05/11/16[2]	90,000,000	90,000,000
0.707%, due 05/05/16[2]	50,000,000	50,000,000
Ciesco LLC 0.570%, due 05/12/16	44,000,000	43,992,337
Fairway Finance Co. LLC 0.700%, due 05/26/16	45,000,000	44,978,125

36

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Gotham Funding Corp.
0.570%, due 07/07/16	$94,500,000	$94,399,751
0.570%, due 07/12/16	92,000,000	91,895,120
0.580%, due 07/07/16	95,000,000	94,897,453
Jupiter Securitization Co. LLC 0.689%, due 05/25/16[2]	97,000,000	97,000,000
Liberty Street Funding LLC
0.680%, due 06/16/16	98,000,000	97,914,849
0.700%, due 05/05/16	50,000,000	49,996,111
0.810%, due 08/08/16	99,000,000	98,779,478
LMA Americas LLC
0.400%, due 05/06/16	97,350,000	97,344,592
0.599%, due 05/19/16[2]	90,000,000	90,000,000
0.607%, due 05/03/16[2]	90,000,000	90,000,000
Manhattan Asset Funding Co. LLC
0.590%, due 07/08/16	47,523,000	47,470,038
0.600%, due 07/11/16	38,000,000	37,955,033
Old Line Funding LLC
0.690%, due 07/05/16	100,000,000	99,875,417
0.860%, due 09/09/16	55,500,000	55,326,316
0.870%, due 07/15/16	50,000,000	49,909,375
0.880%, due 10/17/16	143,000,000	142,409,251
Regency Markets No. 1 LLC 0.450%, due 05/16/16	138,000,000	137,974,125
Starbird Funding Corp.
0.587%, due 05/16/16[2]	95,000,000	95,000,000
0.594%, due 05/03/16[2]	97,000,000	97,000,000
0.620%, due 06/10/16	97,000,000	96,933,178
0.630%, due 05/18/16	38,000,000	37,988,695
0.717%, due 05/27/16[2]	90,000,000	90,000,000
Thunder Bay Funding LLC
0.680%, due 08/15/16	88,000,000	87,823,804
0.700%, due 05/19/16	95,000,000	94,966,750
0.840%, due 08/10/16	71,250,000	71,082,088
0.860%, due 09/12/16	88,000,000	87,718,302

37

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
0.521%, due 05/23/16[2]	$170,000,000	$170,000,000
0.589%, due 05/09/16[2]	96,500,000	96,500,000
0.589%, due 05/23/16[2]	115,000,000	115,000,000
Victory Receivables Corp.
0.450%, due 05/05/16	78,705,000	78,701,065
0.550%, due 07/12/16	87,000,000	86,904,300
0.580%, due 07/15/16	95,000,000	94,885,208
0.590%, due 07/08/16	47,000,000	46,947,621
Working Capital Management Co. 0.490%, due 05/18/16	93,300,000	93,278,411
		4,134,962,751
Banking-non-US—19.16%
ANZ National International Ltd. 0.860%, due 10/06/16	85,000,000	84,679,172
ASB Finance Ltd. 0.647%, due 05/03/16[2]	60,000,000	59,999,731
Australia & New Zealand Banking Group Ltd. 0.647%, due 05/05/16[2]	124,000,000	124,000,000
Bank of Nova Scotia 1.020%, due 01/05/17	100,000,000	99,294,500
Banque et Caisse d’Epargne de L’Etat
0.460%, due 05/02/16	95,000,000	94,998,786
0.760%, due 08/03/16	53,500,000	53,393,832
BNP Paribas
0.300%, due 05/02/16	30,000,000	29,999,750
0.380%, due 05/03/16	400,000,000	399,991,556
Caisse Centrale Desjardins 0.490%, due 06/01/16	150,000,000	149,936,708
Commonwealth Bank of Australia
0.647%, due 05/09/16[2]	95,000,000	95,000,000
0.820%, due 10/07/16	107,000,000	106,612,482
DnB NOR Bank ASA 0.600%, due 06/13/16	144,500,000	144,396,442
Erste Abwicklungsanstalt
0.660%, due 05/13/16	195,000,000	194,957,100
0.730%, due 09/06/16	67,250,000	67,075,449

38

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Mizuho Bank Ltd.
0.600%, due 06/07/16	$92,000,000	$91,943,267
0.710%, due 05/13/16	75,000,000	74,982,250
National Australia Bank Ltd. 0.815%, due 10/03/16	144,000,000	143,494,700
Nordea Bank AB
0.555%, due 06/07/16	97,000,000	96,944,670
0.615%, due 06/07/16	129,250,000	129,168,303
0.640%, due 05/05/16	90,500,000	90,493,564
0.800%, due 10/04/16	105,500,000	105,134,267
Rabobank Nederland NV
0.645%, due 05/03/16	95,000,000	94,996,596
0.840%, due 10/13/16	92,000,000	91,645,800
Skandinaviska Enskilda Banken AB
0.590%, due 08/05/16	77,000,000	76,878,853
0.820%, due 10/03/16	119,000,000	118,579,864
0.840%, due 10/26/16	96,000,000	95,601,280
Svenska Handelsbanken AB 0.710%, due 09/01/16	140,000,000	139,660,383
Westpac Banking Corp.
0.890%, due 08/04/16	73,000,000	72,828,551
0.980%, due 01/04/17	102,000,000	101,311,387
Westpac Securities NZ Ltd. 0.607%, due 05/10/16[2]	67,000,000	67,000,000
		3,294,999,243
Banking-US—1.56%
Bedford Row Funding Corp. 0.850%, due 10/07/16	117,000,000	116,560,762
Toronto-Dominion Holdings USA, Inc. 0.470%, due 06/06/16	150,000,000	149,929,500
		266,490,262
Supranational—0.69%
European Investment Bank 0.595%, due 06/01/16	119,350,000	119,288,850
Total commercial paper (cost—$7,815,741,106)		7,815,741,106

39

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Non-US government agency—0.41%
Export Development Canada 0.735%, due 06/06/16[2,3] (cost—$70,000,000)	$70,000,000	$70,000,000
Short-term corporate obligations—2.03%
Banking-non-US—1.01%
Royal Bank of Canada 0.747%, due 07/07/16[2,3]	175,000,000	175,000,000
Banking-US—1.02%
Wells Fargo Bank N.A.
0.754%, due 06/15/16[2]	50,000,000	50,000,000
0.804%, due 06/22/16[2]	125,000,000	125,000,000
		175,000,000
Total Short-term corporate obligations (cost—$350,000,000)		350,000,000
Repurchase agreements—9.68%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $8,804,100 US Treasury Bond, 3.375% due 05/15/44; (value—$10,200,003); proceeds:$10,000,233	10,000,000	10,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $696,886,500 US Treasury Note, 1.125% due 12/31/19; (value—$700,014,678); proceeds:$700,014,583	700,000,000	700,000,000
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.270% due 05/02/16, collateralized by $37,100,000 Federal Home Loan Bank obligations, 0.625% to 5.000% due 12/28/16 to 04/28/36, $111,346,000 Federal Home Loan Mortgage Corp. obligations, 1.250% to 5.125% due 11/17/17 to 05/22/23, $158,614,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 10/26/16 to 09/27/32 and $890,000 Tennessee Valley Authority, 3.875% due 02/15/21; (value—$311,202,396); proceeds:$305,106,865	305,100,000	305,100,000

40

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 05/03/16, collateralized by $635,970,171 Federal Home Loan Mortgage Corp. obligations, 1.856% to 6.000% due 05/15/23 to 01/15/43 and $573,075,879 Federal National Mortgage Association obligations, zero coupon to 10.500% due 03/25/19 to 04/01/46; (value—$255,000,001); proceeds:$250,014,097	$250,000,000	$250,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 06/06/16, collateralized by $1,197,621,102 various asset-backed convertible bonds, zero coupon to 7.000% due 01/15/26 to 09/27/47; (value—$321,000,000); proceeds: $300,599,083[4,5]	300,000,000	300,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.690% due 06/06/16, collateralized by $4,584,462,916 various asset-backed convertible bonds, zero coupon to 108.341% due 07/17/19 to 10/15/48; (value—$107,000,000); proceeds: $100,199,694[4]	100,000,000	100,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $503,982 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$516,739); proceeds:$505,000	505,000	505,000
Total repurchase agreements (cost—$1,665,605,000)		1,665,605,000
Total investments (cost—$17,048,156,504 which approximates cost for federal income tax purposes)—99.13%		17,048,156,504
Other assets in excess of liabilities—0.87%		149,109,842
Net assets—100.00%		$17,197,266,346

41

Prime Master Fund

Statement of net assets—April 30, 2016

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,193,619,023	$—	$1,193,619,023
Time deposits	—	2,447,000,000	—	2,447,000,000
Certificates of deposit	—	3,506,191,375	—	3,506,191,375
Commercial paper	—	7,815,741,106	—	7,815,741,106
Non-US government agency	—	70,000,000	—	70,000,000
Short-term corporate obligations	—	350,000,000	—	350,000,000
Repurchase agreements	—	1,665,605,000	—	1,665,605,000
Total	$—	$17,048,156,504	$—	$17,048,156,504

At April 30, 2016, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	51.0%
Sweden	11.8
France	10.0
Japan	5.8
Canada	5.5
Australia	4.5
Norway	3.8
Germany	3.2
Switzerland	1.4
New Zealand	1.2
Singapore	0.9
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.42% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2016.

[5]	Illiquid investment as of April 30, 2016.

43

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government obligations—45.70%
US Treasury Bills[1]
0.295%, due 06/23/16	$200,000,000	$199,913,139
0.370%, due 06/02/16	170,000,000	169,944,089
0.460%, due 09/01/16	150,000,000	149,754,000
0.467%, due 08/04/16	150,000,000	149,814,948
0.477%, due 06/09/16	50,000,000	49,974,163
0.505%, due 09/15/16	250,000,000	249,519,548
0.573%, due 03/30/17	200,000,000	198,939,950
US Treasury Notes
0.303%, due 05/02/16[2]	400,000,000	399,978,930
0.418%, due 05/02/16[2]	353,000,000	352,985,694
0.421%, due 05/02/16[2]	125,000,000	124,929,580
0.500%, due 07/31/16	200,000,000	200,107,866
0.500%, due 08/31/16	200,000,000	200,046,662
0.500%, due 11/30/16	150,000,000	149,882,480
0.500%, due 01/31/17	120,000,000	119,991,201
0.522%, due 05/02/16[2]	316,750,000	317,138,508
0.625%, due 07/15/16	425,000,000	425,253,086
0.625%, due 10/15/16	440,000,000	440,230,670
0.625%, due 11/15/16	100,000,000	100,012,796
0.625%, due 12/31/16	250,000,000	250,280,732
0.625%, due 02/15/17	125,000,000	125,090,480
0.750%, due 01/15/17	150,000,000	150,229,774
0.875%, due 09/15/16	275,000,000	275,386,298
1.000%, due 08/31/16	350,000,000	350,782,808
1.000%, due 09/30/16	50,000,000	50,130,343
1.750%, due 05/31/16	130,000,000	130,158,614
3.000%, due 08/31/16	100,000,000	100,780,310
Total US government obligations (cost—$5,431,256,669)		5,431,256,669
Repurchase agreements—47.55%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $403,571,700 US Treasury Bond, 3.000% due 05/15/45 and $61,519,200 US Treasury Note, 2.250% due 04/30/21; (value—$499,800,013); proceeds: $490,011,433	490,000,000	490,000,000

44

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/29/16 with
BNP Paribas Securities Corp., 0.280% due 05/02/16, collateralized by $106,124,000 US Treasury Bills, zero coupon due 05/26/16 to 10/20/16, $208,444,200 US Treasury Bonds, 3.125% to 7.875% due 05/15/16 to 02/15/44, $29,900,100 US Treasury Inflation Index Notes, 0.250% to 0.625% due 07/15/21 to 01/15/25, $69,068,400 US Treasury Notes, zero coupon to 4.625% due 05/15/16 to 01/31/23, $5,700 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/18 to 05/15/45, $271 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 11/15/30 and $200 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$459,000,001);
proceeds: $450,010,500

	$450,000,000	$450,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $1,089,081,200 US Treasury Bonds, 5.250% to 6.250% due 08/15/23 to 11/15/28 and $1,466,210,700 US Treasury Notes, 1.375% to 3.625% due 08/15/19 to 04/30/21; (value—$3,000,062,560); proceeds: $3,000,062,500	3,000,000,000	3,000,000,000
Repurchase agreement dated 04/26/16 with Goldman Sachs & Co., 0.270% due 05/03/16, collateralized by $324,300 US Treasury Bill, zero coupon due 06/30/16, $75,760,200 US Treasury Bonds, 2.875% to 4.750% due 02/15/41 to 08/15/45 and $153,673,200 US Treasury Note, 0.500% due 09/30/16; (value—$255,000,008); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 04/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/04/16, collateralized by $140,916,100 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $31,350,800 US Treasury Note, 2.125% due 12/31/22; (value—$204,000,034); proceeds: $200,010,500	200,000,000	200,000,000

45

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/03/16, collateralized by $241,927,300 US Treasury Inflation Index Note, 0.125% due 04/15/17; (value—$255,000,010); proceeds: $250,013,611	$250,000,000	$250,000,000
Repurchase agreement dated 04/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/02/16, collateralized by $102,204,000 US Treasury Inflation Index Note, 0.125% due 04/15/17 and $147,043,400 US Treasury Note, 2.500% due 05/15/24; (value—$265,200,014); proceeds: $260,006,067	260,000,000	260,000,000
Repurchase agreement dated 04/29/16 with Mitsubishi UFJ Securities USA, Inc. 0.260% due 05/02/16, collateralized by $15,001,300 US Treasury Bonds, 3.750% to 4.750% due 02/15/37 to 08/15/41, $32,997,700 US Treasury Inflation Index Note, 1.375% due 01/15/20 and $441,832,000 US Treasury Notes, 0.625% to 3.750% due 09/30/16 to 02/15/26; (value—$510,000,100); proceeds: $500,010,833	500,000,000	500,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $720,000 US Treasury Note, 2.250% due 07/31/21; (value—$756,136); proceeds: $737,000	737,000	737,000
Repurchase agreement dated 04/27/16 with Toronto-Dominion Bank, 0.280% due 05/04/16, collateralized by $9,157,700 US Treasury Bond, 3.000% due 11/15/44, $23,050,000 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $211,773,300 US Treasury Notes, 0.625% to 3.250% due 07/31/16 to 12/31/21; (value—$255,000,069); proceeds: $250,013,611	250,000,000	250,000,000
Total repurchase agreements (cost—$5,650,737,000)		5,650,737,000
Total investments (cost—$11,081,993,669 which approximates cost for federal income tax purposes)—93.25%		11,081,993,669
Other assets in excess of liabilities—6.75%		801,917,330
Net assets—100.00%		$11,883,910,999

46

Treasury Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 71.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,431,256,669	$—	$5,431,256,669
Repurchase agreements	—	5,650,737,000	—	5,650,737,000
Total	$—	$11,081,993,669	$—	$11,081,993,669

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

47

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—75.77%
Alabama—0.98%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.250%, VRD	$8,050,000	$8,050,000
University of Alabama Revenue (University Hospital),
Series B, 0.420%, VRD	1,875,000	1,875,000
Series C, 0.430%, VRD	3,500,000	3,500,000
		13,425,000
Alaska—0.69%
Alaska International Airports Revenue Refunding (System), Series A, 0.410%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.260%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.250%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.76%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.450%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.60%
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.390%, VRD	1,960,000	1,960,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series D, 0.390%, VRD	7,600,000	7,600,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Kindergarten, Series B3, 0.230%, VRD	$7,745,000	$7,745,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.390%, VRD	17,900,000	17,900,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.410%, VRD	2,000,000	2,000,000
Los Angeles Water and Power Revenue, Subseries B-8, 0.380%, VRD	8,400,000	8,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.370%, VRD	1,665,000	1,665,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.400%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.370%, VRD	14,700,000	14,700,000
Series B, 0.390%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.390%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.370%, VRD	4,850,000	4,850,000
Series C, 0.430%, VRD	870,000	870,000
		104,585,000
Colorado—3.19%
Denver City & County Certificates of Participation Refunding, Series A1, 0.300%, VRD	28,105,000	28,105,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, (concluded)
Series A2, 0.300%, VRD	$14,365,000	$14,365,000
Series A3, 0.300%, VRD	1,420,000	1,420,000
		43,890,000
Connecticut—0.44%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.210%, VRD	6,000,000	6,000,000
District of Columbia—1.35%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.400%, VRD	3,900,000	3,900,000
Subseries B-2, 0.400%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.280%, VRD	6,210,000	6,210,000
		18,610,000
Florida—0.60%
Gainesville Utilities System Revenue, Series A, 0.420%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.400%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—0.36%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.410%, VRD	5,000,000	5,000,000
Illinois—10.82%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.430%, VRD	4,845,000	4,845,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.420%, VRD	$11,200,000	$11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.430%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.420%, VRD	8,100,000	8,100,000
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.450%, VRD	2,767,000	2,767,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.410%, VRD	2,980,000	2,980,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.410%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.280%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.440%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.410%, VRD	1,000,000	1,000,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.410%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.440%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.280%, VRD	7,300,000	7,300,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.410%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.410%, VRD	3,300,000	3,300,000
Illinois State,
Series B-5, 0.390%, VRD	27,700,000	27,700,000
Series B-6, 0.420%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.280%, VRD	3,630,000	3,630,000
		148,955,000
Indiana—1.92%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.280%, VRD	3,000,000	3,000,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.400%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.400%, VRD	5,640,000	5,640,000
Series B, 0.300%, VRD	3,030,000	3,030,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.400%, VRD	7,700,000	7,700,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.420%, VRD	2,600,000	2,600,000
		26,495,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kansas—0.84%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.390%, VRD	$11,500,000	$11,500,000
Louisiana—1.99%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.260%, VRD	16,100,000	16,100,000
Series B, 0.260%, VRD	700,000	700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.260%, VRD	4,150,000	4,150,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.380%, VRD	6,500,000	6,500,000
		27,450,000
Maryland—0.68%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.390%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A, 0.380%, VRD	800,000	800,000
Series B-3, 0.400%, VRD	8,000,000	8,000,000
		9,350,000
Massachusetts—1.98%
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.270%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.390%, VRD	24,500,000	24,500,000
		27,190,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.27%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.300%, VRD	$3,780,000	$3,780,000
Minnesota—2.54%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.390%, VRD	6,860,000	6,860,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.390%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.390%, VRD	15,000,000	15,000,000
		35,010,000
Mississippi—3.99%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.280%, VRD	300,000	300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D, 0.270%, VRD	24,000,000	24,000,000
Series G, 0.250%, VRD	1,700,000	1,700,000
Series I, 0.250%, VRD	20,500,000	20,500,000
Series K, 0.280%, VRD	3,000,000	3,000,000
Series L, 0.280%, VRD	1,800,000	1,800,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series F, 0.380%, VRD	3,700,000	3,700,000
		55,000,000
Missouri—2.14%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.280%, VRD	3,335,000	3,335,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B, 0.300%, VRD	$11,500,000	$11,500,000
Series C, 0.280%, VRD	7,200,000	7,200,000
Series C, 0.280%, VRD	3,600,000	3,600,000
Series D, 0.280%, VRD	3,800,000	3,800,000
		29,435,000
Nebraska—0.62%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.280%, VRD	8,555,000	8,555,000
New Hampshire—0.93%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.250%, VRD	12,850,000	12,850,000
New York—11.09%
Metropolitan Transportation Authority Revenue Dedicated Tax Fund, Subseries B-1, 0.400%, VRD	5,000,000	5,000,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.390%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.410%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.420%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.380%, VRD	6,000,000	6,000,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.370%, VRD	$8,300,000	$8,300,000
Series BB-2, 0.280%, VRD	18,000,000	18,000,000
Series BB-5, 0.270%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.250%, VRD	2,200,000	2,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.370%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries A-4, 0.250%, VRD	9,265,000	9,265,000
Subseries E-4, 0.320%, VRD	8,000,000	8,000,000
New York City, Subseries D-4, 0.280%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.420%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.380%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.380%, VRD	5,100,000	5,100,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.400%, VRD	6,000,000	6,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.390%, VRD	4,030,000	4,030,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.390%, VRD	$3,720,000	$3,720,000
		152,755,000
North Carolina—2.27%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E, 0.380%, VRD	2,200,000	2,200,000
Series H, 0.280%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.440%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.390%, VRD	1,750,000	1,750,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.370%, VRD	1,410,000	1,410,000
		31,290,000
Ohio—3.05%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.440%, VRD	16,040,000	16,040,000
Columbus Sewer Revenue, Series B, 0.390%, VRD	16,000,000	16,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.400%, VRD	7,580,000	7,580,000
Ohio (Common Schools),
Series A, 0.390%, VRD	730,000	730,000
Series B, 0.390%, VRD	1,705,000	1,705,000
		42,055,000
Oregon—0.56%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.390%, VRD	7,700,000	7,700,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.11%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.380%, VRD	$2,580,000	$2,580,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.410%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.410%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.360%, VRD	1,315,000	1,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.420%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.420%, VRD	5,245,000	5,245,000
		29,005,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.410%, VRD	2,555,000	2,555,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.250%, VRD	300,000	300,000
		2,855,000
Tennessee—0.31%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.430%, VRD	4,300,000	4,300,000
Texas—8.39%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.440%, VRD[1,2]	7,750,000	7,750,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.280%, VRD	$28,700,000	$28,700,000
Subseries C-2, 0.280%, VRD	7,100,000	7,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.280%, VRD	4,295,000	4,295,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.410%, VRD	29,605,000	29,605,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.260%, VRD	1,452,000	1,452,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.260%, VRD	17,640,000	17,640,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.260%, VRD	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.420%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.440%, VRD[1,2]	30,000	30,000
University of Texas Permanent University (Funding System), Series A, 0.360%, VRD	1,900,000	1,900,000
University of Texas Revenues (Financing Systems), Series B, 0.360%, VRD	6,000,000	6,000,000
		115,572,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Utah—0.93%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.250%, VRD	$12,830,000	$12,830,000
Virginia—1.02%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.430%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.400%, VRD	3,340,000	3,340,000
		14,040,000
Washington—0.92%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.440%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.400%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.400%, VRD	3,750,000	3,750,000
		12,645,000
Wyoming—0.22%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.250%, VRD	3,000,000	3,000,000
Total municipal bonds and notes (cost—$1,043,417,000)		1,043,417,000
Short-term US government obligation[3]—1.45%
US Treasury Bill 0.196%, due 05/05/16 (cost—$19,999,566)	20,000,000	19,999,566

60

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—22.80%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.430%, due 05/24/16	$6,000,000	$6,000,000
Illinois—2.08%
Illinois Educational Facilities Authority Revenue,
0.090%, due 05/02/16	18,000,000	18,000,000
0.450%, due 05/18/16	10,615,000	10,615,000
		28,615,000
Maryland—0.86%
Johns Hopkins University, 0.030%, due 05/04/16	11,900,000	11,900,000
Massachusetts—1.09%
Harvard University, 0.390%, due 05/10/16	15,000,000	15,000,000
Michigan—1.09%
Trinity Health Credit Group, 0.140%, due 05/04/16	15,000,000	15,000,000
Minnesota—2.18%
Mayo Clinic,
0.390%, due 05/16/16	20,000,000	20,000,000
0.390%, due 05/17/16	10,000,000	10,000,000
		30,000,000
Missouri—3.67%
Curators University,
0.060%, due 05/04/16	30,543,000	30,543,000
0.440%, due 05/17/16	20,000,000	20,000,000
		50,543,000
Pennsylvania—2.36%
Montgomery County,
0.430%, due 05/04/16	5,000,000	5,000,000
0.410%, due 05/05/16	15,000,000	15,000,000
0.420%, due 05/18/16	12,500,000	12,500,000
		32,500,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—2.03%
Vanderbilt University,
0.060%, due 05/04/16	$20,000,000	$20,000,000
0.290%, due 05/23/16	8,000,000	8,000,000
		28,000,000
Texas—5.52%
Dallas Area Rapid Transit,
0.400%, due 05/03/16	10,000,000	10,000,000
0.160%, due 05/10/16	6,000,000	6,000,000
0.140%, due 05/17/16	4,000,000	4,000,000
University of Texas,
0.090%, due 05/04/16	7,000,000	7,000,000
0.050%, due 05/09/16	10,000,000	10,000,000
0.400%, due 05/09/16	12,000,000	12,000,000
0.420%, due 05/10/16	12,000,000	12,000,000
0.400%, due 05/13/16	5,000,000	5,000,000
0.430%, due 05/18/16	10,000,000	10,000,000
		76,000,000
Virginia—0.67%
University of Virginia, 0.420%, due 05/17/16	9,200,000	9,200,000
Washington—0.82%
University of Washington, 0.210%, due 05/04/16	11,250,000	11,250,000
Total tax-exempt commercial paper (cost—$314,008,000)		314,008,000
Total investments (cost—$1,377,424,566 which approximates cost for federal income tax purposes)—100.02%		1,377,424,566
Liabilities in excess of other assets—(0.02)%		(336,978)
Net assets—100.00%		$1,377,087,588

62

Tax-Free Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 71.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,043,417,000	$—	$1,043,417,000
Short-term US government obligation	—	19,999,566	—	19,999,566
Tax-exempt commercial paper	—	314,008,000	—	314,008,000
Total	$—	$1,377,424,566	$—	$1,377,424,566

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.20% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

63

See accompanying notes to financial statements

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.84%
Federal Home Loan Bank
0.290%, due 05/26/16[1]	$3,500,000	$3,499,295
0.290%, due 06/06/16[1]	7,000,000	6,997,970
0.300%, due 05/25/16[1]	5,000,000	4,999,000
0.531%, due 05/22/16[2]	5,000,000	5,000,000
US Treasury Bill 0.290%, due 05/12/16[1]	13,000,000	12,998,850
US Treasury Note 0.522%, due 05/02/16[2]	250,000	250,164
Total US government and agency obligations (cost—$33,745,279)		33,745,279
Time deposits—12.98%
Banking-non-US—12.98%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	12,000,000	12,000,000
Natixis 0.300%, due 05/02/16	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	20,000,000	20,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	20,000,000	20,000,000
Total time deposits (cost—$64,000,000)		64,000,000
Certificates of deposit—17.64%
Banking-non-US—16.27%
Bank of Nova Scotia 0.636%, due 05/19/16	500,000	500,008
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.610%, due 07/05/16	3,000,000	3,000,000
Canadian Imperial Bank of Commerce 0.370%, due 05/05/16	5,000,000	5,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	10,000,000	10,000,000
Credit Suisse 0.630%, due 05/03/16	750,000	750,000

64

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
DZ Bank AG
0.600%, due 05/11/16	$1,000,000	$1,000,000
0.650%, due 08/08/16	2,000,000	2,000,000
0.750%, due 09/12/16	3,000,000	3,000,000
KBC Bank N.V. 0.360%, due 05/03/16	10,000,000	10,000,000
Mizuho Bank Ltd. 0.670%, due 05/31/16	5,000,000	5,000,914
Norinchukin Bank Ltd. 0.400%, due 05/18/16	8,000,000	8,000,000
Rabobank Nederland NV 0.705%, due 08/01/16	4,000,000	4,000,864
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	10,000,000	10,000,000
0.600%, due 06/10/16	2,000,000	2,000,000
Svenska Handelsbanken AB 0.805%, due 07/15/16	500,000	500,004
Swedbank AB 0.350%, due 05/05/16	8,000,000	8,000,000
Toronto-Dominion Bank
0.490%, due 05/19/16	2,500,000	2,500,000
0.540%, due 07/28/16	5,000,000	5,000,000
		80,251,790
Banking-US—1.37%
Citibank N.A.
0.580%, due 07/14/16	4,000,000	4,000,000
0.650%, due 05/19/16	1,000,000	1,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	1,000,000	1,000,000
Wells Fargo Bank N.A. 0.850%, due 08/22/16	750,000	750,000
		6,750,000
Total certificates of deposit (cost—$87,001,790)		87,001,790

65

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—62.33%
Asset backed-miscellaneous—30.81%
Albion Capital Corp.
0.480%, due 05/25/16	$6,000,000	$5,998,080
0.610%, due 05/23/16	2,000,000	1,999,254
Antalis US Funding Corp. 0.400%, due 05/06/16	4,000,000	3,999,778
Atlantic Asset Securitization LLC
0.300%, due 05/02/16	18,000,000	17,999,850
0.587%, due 05/16/16[2]	1,000,000	1,000,000
0.589%, due 05/09/16[2]	1,250,000	1,250,000
Barton Capital LLC
0.350%, due 05/02/16	20,000,000	19,999,806
0.595%, due 05/12/16[2]	1,250,000	1,250,000
CAFCO LLC
0.580%, due 05/09/16	500,000	499,936
0.580%, due 06/08/16	5,000,000	4,996,939
Cancara Asset Securitisation LLC 0.490%, due 05/03/16	1,500,000	1,499,959
Ciesco LLC
0.570%, due 05/12/16	1,000,000	999,826
0.580%, due 05/09/16	500,000	499,936
Fairway Finance Co. LLC
0.570%, due 06/14/16	2,250,000	2,248,432
0.580%, due 05/09/16	500,000	499,936
0.650%, due 07/05/16	1,250,000	1,248,533
Gotham Funding Corp.
0.570%, due 07/07/16	1,500,000	1,498,409
0.570%, due 07/12/16	4,000,000	3,995,440
Jupiter Securitization Co. LLC 0.500%, due 05/04/16	3,000,000	2,999,875
Liberty Street Funding LLC
0.590%, due 07/25/16	5,000,000	4,993,035
0.680%, due 06/16/16	2,000,000	1,998,262
0.810%, due 08/08/16	1,000,000	997,772
LMA Americas LLC 0.599%, due 05/19/16[2]	5,000,000	5,000,000

66

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 07/11/16	$3,000,000	$2,996,450
Nieuw Amsterdam Receivables Corp. 0.450%, due 05/03/16	5,000,000	4,999,875
Old Line Funding LLC
0.700%, due 08/17/16	5,000,000	4,989,500
0.860%, due 09/09/16	1,500,000	1,495,306
0.880%, due 10/17/16	1,000,000	995,869
Regency Markets No. 1 LLC
0.440%, due 05/27/16	5,000,000	4,998,411
0.450%, due 05/16/16	5,000,000	4,999,062
Starbird Funding Corp.
0.600%, due 05/02/16	750,000	749,987
0.620%, due 06/06/16	2,250,000	2,248,605
0.620%, due 06/10/16	3,000,000	2,997,933
0.717%, due 05/27/16[2]	5,000,000	5,000,000
Thunder Bay Funding LLC
0.700%, due 05/23/16	750,000	749,679
0.840%, due 08/10/16	750,000	748,233
0.860%, due 09/12/16	2,000,000	1,993,598
Victory Receivables Corp.
0.520%, due 06/17/16	2,500,000	2,498,303
0.550%, due 07/12/16	3,000,000	2,996,700
0.580%, due 07/15/16	5,000,000	4,993,958
0.590%, due 07/08/16	3,000,000	2,996,657
Working Capital Management Co.
0.490%, due 05/18/16	3,000,000	2,999,306
0.510%, due 06/03/16	4,000,000	3,998,130
0.510%, due 06/07/16	4,000,000	3,997,903
		151,916,523
Automotive OEM—2.26%
American Honda Finance Corp. 0.380%, due 05/13/16	8,000,000	7,998,987

67

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Automotive OEM—(concluded)
BMW US Capital LLC 0.400%, due 05/25/16	$3,128,000	$3,127,166
		11,126,153
Banking-non-US—18.51%
Bank of Nova Scotia 0.580%, due 05/12/16	460,000	459,919
Banque et Caisse d’Epargne de L’Etat
0.410%, due 05/12/16	7,000,000	6,999,123
0.660%, due 07/01/16	1,500,000	1,498,323
0.760%, due 08/03/16	1,500,000	1,497,023
BNP Paribas Fortis Funding LLC 0.300%, due 05/02/16	20,000,000	19,999,833
Caisse Centrale Desjardins 0.430%, due 05/27/16	10,000,000	9,996,894
Commonwealth Bank of Australia
0.557%, due 05/04/16[2]	750,000	749,998
0.820%, due 10/07/16	1,000,000	996,378
DnB NOR Bank ASA 0.600%, due 06/13/16	1,500,000	1,498,925
Erste Abwicklungsanstalt
0.600%, due 05/18/16	1,500,000	1,499,575
0.640%, due 07/11/16	2,000,000	1,997,476
0.680%, due 08/09/16	3,000,000	2,994,333
0.730%, due 09/06/16	3,000,000	2,992,213
Mizuho Bank Ltd. 0.600%, due 06/07/16	3,000,000	2,998,150
National Australia Bank Ltd. 0.815%, due 10/03/16	2,000,000	1,992,982
Nordea Bank AB
0.530%, due 05/16/16	1,000,000	999,779
0.555%, due 06/07/16	3,000,000	2,998,289
0.615%, due 06/07/16	750,000	749,526
0.800%, due 10/04/16	1,000,000	996,533

68

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Rabobank Nederland NV 0.700%, due 06/21/16	$425,000	$424,579
0.840%, due 10/13/16	3,000,000	2,988,450
Skandinaviska Enskilda Banken AB 0.590%, due 08/05/16	1,000,000	998,427
Societe Generale 0.290%, due 05/02/16	20,000,000	19,999,839
Svenska Handelsbanken AB 0.710%, due 09/01/16	1,500,000	1,496,361
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,489,873
		91,312,801
Banking-US—0.81%
Bedford Row Funding Corp. 0.850%, due 10/07/16	4,000,000	3,984,984
Diversified manufacturing—2.03%
Siemens Capital Co. LLC
0.370%, due 05/27/16	5,000,000	4,998,664
0.450%, due 06/20/16	5,000,000	4,996,875
		9,995,539
Machinery-agriculture & construction—2.84%
Caterpillar Financial Services Corp.
0.370%, due 06/01/16	7,000,000	6,997,770
0.430%, due 06/02/16	7,000,000	6,997,324
		13,995,094
Pharmaceuticals—2.03%
Novartis Finance Corp. 0.450%, due 05/10/16	3,000,000	2,999,662
Roche Holding, Inc. 0.390%, due 05/13/16	7,000,000	6,999,090
		9,998,752
Supranational—0.20%
European Investment Bank 0.595%, due 06/01/16	1,000,000	999,488

69

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Technology-software—0.81%
Microsoft Corp. 0.370%, due 05/18/16	$4,000,000	$3,999,301
Tobacco—2.03%
Philip Morris International Co. 0.420%, due 05/17/16	10,000,000	9,998,133
Total commercial paper (cost—$307,326,768)		307,326,768
Repurchase agreement—0.20%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $981,018 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$1,005,849); proceeds: $983,001 (cost—$983,000)	983,000	983,000
Total investments (cost—$493,056,837 which approximates cost for federal income tax purposes)—99.99%		493,056,837
Other assets in excess of liabilities—0.01%		42,779
Net assets—100.00%		$493,099,616

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$33,745,279	$—	$33,745,279
Time deposits	—	64,000,000	—	64,000,000
Certificates of deposit	—	87,001,790	—	87,001,790
Commercial paper	—	307,326,768	—	307,326,768
Repurchase agreement	—	983,000	—	983,000
Total	$—	$493,056,837	$—	$493,056,837

At April 30, 2016, there were no transfers between Level 1 and Level 2.

70

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	50.1%
France	15.3
Sweden	9.9
Japan	6.3
Germany	5.8
Canada	3.7
Belgium	2.0
Luxembourg	2.0
Switzerland	1.8
Swaziland	1.4
Australia	1.3
Norway	0.3
Netherlands	0.1
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
OEM	Original Equipment Manufacturer
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2016 and reset periodically.

71

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Prime CNAV Master Fund commenced operations on January 19, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 19, 2016 through April 30, 2016) also would have been in effect during the period from November 1, 2015 to April 30, 2016.

Prime Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

73

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Treasury Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.66	0.20	0.04

Prime CNAV Master Fund

	Beginning account value	Ending account value April 30, 2016	Expenses paid during period[2] 01/19/16[3] to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.20	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	0.00	0.00

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[2]

Actual expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 366 (to reflect the inception period from January 19, 2016 to April 30, 2016). Hypothetical expenses are equal to the Master Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[3]	Commencement of operations.

74

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	42 days	33 days	44 days
Net assets (bln)	$17.2	$15.8	$14.1
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Commercial paper	45.5%	46.2%	38.1%
Certificates of deposit	20.4	21.1	28.5
Time deposits	14.2	14.8	11.3
Repurchase agreements	9.7	11.1	7.8
Short-term corporate obligations	2.0	3.4	7.7
US government and agency obligations	6.9	3.4	5.6
Non-US government agency	0.4	0.9	1.0
Other assets less liabilities	0.9	(0.9)	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime Master Fund. Although Prime Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime Master Fund cannot guarantee it will do so. An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime Master Fund’s sponsor has no legal obligation to provide financial support to Prime Master Fund, and you should not expect that Prime Master Fund’s sponsor will provide financial support to Prime Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	59 days	43 days	36 days
Net assets (bln)	$11.9	$12.7	$12.6
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Repurchase agreements	47.6%	75.8%	76.5%
US government obligations	45.7	25.8	21.8
Other assets less liabilities	6.7	(1.6)	1.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Treasury Master Fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Treasury Master Fund’s sponsor has no legal obligation to provide financial support to Treasury Master Fund, and you should not expect that Treasury Master Fund’s sponsor will provide financial support to Treasury Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

76

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Tax-Free Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	6 days	14 days	19 days
Net assets (bln)	$1.4	$1.4	$1.4
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Municipal bonds and notes	75.8%	79.6%	84.3%
Tax-exempt commercial paper	22.8	16.8	15.6
Short-term US government obligation	1.5	1.7	—
Other assets less liabilities	(0.1)	1.9	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Tax-Free Master Fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Tax-Free Master Fund’s sponsor has no legal obligation to provide financial support to Tax-Free Master Fund, and you should not expect that Tax-Free Master Fund’s sponsor will provide financial support to Tax-Free Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

77

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics	4/30/2016*
Weighted average maturity[1]	31 days
Net assets (mm)	$493.0
Portfolio composition[2]	4/30/2016
Commercial paper	62.3%
Certificates of deposit	17.7
Time deposits	13.0
Repurchase agreements	0.2
US government and agency obligations	6.8
Other assets less liabilities	0.0 [3]
Total	100.0%

*	Commenced operations on January 19, 2016

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime CNAV Master Fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. An investment in Prime CNAV Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime CNAV Master Fund’s sponsor has no legal obligation to provide financial support to Prime CNAV Master Fund, and you should not expect that Prime CNAV Master Fund’s sponsor will provide financial support to Prime CNAV Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

78

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79

Master Trust

Statement of operations

For the year ended April 30, 2016

Prime Master Fund

Investment income:
Interest	$54,765,468

Expenses:
Investment advisory and administration fees	15,279,909
Trustees’ fees	133,869
Total expenses	15,413,778
Fee waivers/expense reimbursements by investment advisor	—
Net expenses	15,413,778
Net investment income	39,351,690
Net realized gain	228,755
Net increase in net assets resulting from operations	$39,580,445

80

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund	Prime CNAV Master Fund For the period from January 19, 2016[1] to April 30, 2016

$20,365,398	$1,005,900	$314,351

12,114,709	1,455,210	67,687
108,113	32,070	4,426
12,222,822	1,487,280	72,113
(1,493,991)	(919,256)	(70,389)
10,728,831	568,024	1,724
9,636,567	437,876	312,627
935,343	70,058	—
$10,571,910	$507,934	$312,627

[1]	Commencement of operations.

81

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
Prime Master Fund
From operations:
Net investment income	$39,351,690	$17,070,374
Net realized gain	228,755	134,885
Net increase in net assets resulting from operations	39,580,445	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	3,037,555,323	(1,660,811,709)
Net increase (decrease) in net assets	3,077,135,768	(1,643,606,450)
Net assets:
Beginning of year	14,120,130,578	15,763,737,028
End of year	$17,197,266,346	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$9,636,567	$1,236,679
Net realized gain	935,343	362,897
Net increase in net assets resulting from operations	10,571,910	1,599,576
Net increase (decrease) in net assets from beneficial interest transactions	(762,944,902)	123,527,693
Net increase (decrease) in net assets	(752,372,992)	125,127,269
Net assets:
Beginning of year	12,636,283,991	12,511,156,722
End of year	$11,883,910,999	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$437,876	$154,098
Net realized gain	70,058	26,605
Net increase in net assets resulting from operations	507,934	180,703
Net increase (decrease) in net assets from beneficial interest transactions	21,560,886	(36,199,458)
Net increase (decrease) in net assets	22,068,820	(36,018,755)
Net assets:
Beginning of year	1,355,018,768	1,391,037,523
End of year	$1,377,087,588	$1,355,018,768

82

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

For the period from January 19, 2016[1] to April 30, 2016
Prime CNAV Master Fund
From operations:
Net investment income	$312,627
Net increase in net assets resulting from operations	312,627
Net increase in net assets from beneficial interest transactions	492,786,989
Net increase in net assets	493,099,616
Net assets:
Beginning of year	—
End of year	$493,099,616

[1]	Commencement of operations.

83

See accompanying notes to financial statements

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2016
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.26%
Supplemental data:
Total investment return[1]	0.26%
Net assets, end of year (000’s)	$17,197,266

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.09%
Net investment income	0.08%
Supplemental data:
Total investment return[1]	0.09%
Net assets, end of year (000’s)	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

84

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%

0.11%	0.11%	0.19%	0.20%
$14,120,131	$15,763,737	$19,137,609	$15,688,562

0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[2]	0.06%
0.01%	0.01%	0.05%	0.01%

0.01%	0.01%	0.05%	0.01%
$12,636,284	$12,511,157	$12,225,550	$13,044,384

85

See accompanying notes to financial statements

Master Trust

Financial highlights

Year ended April 30,
2016
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.03%
Supplemental data:
Total investment return[1]	0.03%
Net assets, end of year (000’s)	$1,377,088

Prime CNAV Master Fund	For the period from January 19, 2016[3] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[4]
Expenses after fee waivers	0.00%[4,5]
Net investment income	0.43%[4]
Supplemental data:
Total investment return[1]	0.12%
Net assets, end of year (000’s)	$493,100

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. For Prime CNAV Master Fund, total investment return for the period of less than one year has not been annualized.

[2]	Waiver by advisor represents less than 0.005%.

[3]	Commencement of operations.

[4]	Annualized.

[5]	Amount less than 0.005%.

86

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[2]	0.10%[2]
0.01%	0.01%	0.06%	0.06%

0.01%	0.02%	0.07%	0.06%
$1,355,019	$1,391,038	$1,556,326	$1,160,792

87

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities.

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Master Trust

Notes to financial statements

Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an

89

Master Trust

Notes to financial statements

effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

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Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2016, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,331,496, $934,156 and $111,451, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2016, UBS AM was obligated to reduce its management fees otherwise receivable by $34,287, $23,097, $7,284 and $4,426 for the independent trustees fees payable by Prime Master

91

Master Trust

Notes to financial statements

Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund, respectively. In addition, UBS AM has undertaken to waive fees and/or reimburse expenses in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived $1,493,991 and $919,256 for Treasury Master Fund and Tax Free Master Fund, respectively, for that purpose, such amounts are not subject to future recoupment. As part of the commencement of operations for Prime CNAV Master Fund, for the period February 1, 2016 through April 30, 2016, UBS AM voluntarily waived its management fee of 0.10% equaling $70,389, which is not subject to future recoupment.

Until June 16, 2016, the Master Funds invested cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operated in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market was managed by UBS AM and was offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acted as managing member and received a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM could, in its sole discretion, waive all or any portion of the management fee to which it was entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would have been reflected as securities lending income in the Statement of operations.

92

Master Trust

Notes to financial statements

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	88,108,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund

93

Master Trust

Notes to financial statements

receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2016, the Master Funds did not have any securities on loan.

Beneficial interest transactions

	For the years ended April 30,
	2016	2015
Prime Master Fund
Contributions	$47,016,868,030	$46,715,500,630
Withdrawals	(43,979,312,707)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$3,037,555,323	$(1,660,811,709)

	For the years ended April 30,
	2016	2015
Treasury Master Fund
Contributions	$28,255,411,545	$25,098,121,478
Withdrawals	(29,018,356,447)	(24,974,593,785)
Net increase (decrease) in beneficial interest	$(762,944,902)	$123,527,693

	For the years ended April 30,
	2016	2015
Tax-Free Master Fund
Contributions	$1,598,987,976	$1,679,665,637
Withdrawals	(1,577,427,090)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$21,560,886	$(36,199,458)

Prime CNAV Master Fund	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$566,064,862
Withdrawals	(73,277,873)
Net increase in beneficial interest	$492,786,989

[1]	Commencement of operations.

94

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for the Prime CNAV Master Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable price. The Master Funds’ registration statement has been supplemented with further information regarding the changes.

95

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (four of the series comprising the Master Trust) (the “Trust”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund at April 30, 2016, the results of their

96

Master Trust

operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

97

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents. The Web site referenced above also contains a variety of additional information regarding the Master Funds and certain of their feeder funds.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent
12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

98

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 21-22, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Prime Investor Fund, UBS Prime Preferred Fund and UBS Prime Reserves Fund, series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Prime Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Prime Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution

99

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be substantially similar to the services provided to those other UBS master-feeder money market funds. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Prime Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are substantially similar to the New Prime Funds.

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

100

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

101

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 74 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989).

102

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 59 portfolios) for which UBS Asset Management (Americas) Inc. (“UBS AM”) or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

103

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 80 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy, among many others) (from 1982 until 1995).

Alan S. Bernikow; 75 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).

104

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Florida Community Bank, N.A. (and serves as the chair of its audit committee).

105

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 69 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 56 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

106

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

107

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 60 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

108

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

109

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 50	Chief Compliance Officer	Since 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Rose Ann Bubloski*; 48	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

110

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 52	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver is president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Lisa N. DiPaolo*; 38	Vice President	Since November 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since November 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

111

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 50	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (from 2007 to 2011) and global head of registered fund product control (since January 2016) (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Elbridge T. Gerry III*; 59	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

112

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 58	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joanne M. Kilkeary*; 48	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Cindy Lee*; 40	Vice President and Assistant Treasurer	Since 2014	Ms. Lee is a director (since March 2016) (prior to which she was an associate director (from 2009 to 2016)) of registered fund product control of UBS AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

113

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Tammie Lee*; 45	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005)) and associate general counsel of UBS AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joshua M. Lindauer*; 28	Vice President and Assistant Secretary	Since May 2016	Mr. Lindauer is an associate director and associate general counsel of UBS AM—Americas region (since May 2016). Prior to joining UBS AM—Americas region, Mr. Lindauer was an associate counsel at Fred Alger Management, Inc. (from 2015 to 2016) and a paralegal (from 2014 to 2015). From 2010 to 2014, Mr. Lindauer was a law student. Mr. Lindauer is a vice president and assistant secretary of 7 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.

114

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

William T. MacGregor*; 40	Vice President and Assistant Secretary	Since September 2005	Mr. MacGregor is an executive director and deputy general counsel at UBS AM—Americas region. From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Ryan Nugent*; 38	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

115

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Nancy Osborn*; 50	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Robert Sabatino**; 42	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 30 portfolios) for which UBS AM serves as investment advisor or manager.

Eric Sanders*; 50	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

116

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

David Walczak**; 32	Vice President	Since February 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2016) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Keith A. Weller*; 54	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Mandy Yu*, 32	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (since 2012)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

117

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (concluded)

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

118

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa DiPaolo Vice President David Walczak Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S127

Money Market Funds

UBS Investor Funds

Annual Report

April 30, 2016

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

UBS Prime Investor Fund

UBS Investor Funds

June 10, 2016

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Prime Investor Fund (the “Funds”), for the 12 months (or since commencement period for UBS Prime Investor Fund) ended April 30, 2016 (the “reporting period”).

Performance

In December 2015, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. While the yields on a wide range of short-term investments moved higher over the period as the market anticipated the Fed action as well as potential future actions into 2016, yields still remained low by historical comparison. (For more details on the Fed’s actions, see below.) As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.11% as of April 30, 2016, versus 0.01% on April 30, 2015.

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all three Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Treasury Investor Fund—September 18, 2008

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

(continued on next page)

UBS Investor Funds

•	UBS Select Treasury Investor Fund: 0.01% as of April 30, 2016, unchanged from April 30, 2015.

•	UBS Select Tax-Free Investor Fund: 0.01% as of April 30, 2016, unchanged from April 30, 2015.

•	UBS Prime Investor Fund: 0.11% as of April 30, 2016

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, but the pace moderated
during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 3.9% seasonally adjusted annualized rate during the second quarter of 2015. GDP growth then slowed to 2.0% and 1.4% for the third and fourth quarters of 2015, respectively. Finally, first-quarter 2016 GDP grew at a 0.8% rate.[1]

Q.	How did the Fed react to the economic environment?
A.	The Fed took its initial step toward normalizing monetary policy during the reporting period. In December 2015, the Fed raised the

UBS Select Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate for GDP announced on May 27, 2016, after the reporting period had ended.

UBS Investor Funds

fed funds rates for the first time in nearly a decade. The US central bank boosted the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. In its official statement the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2% inflation…The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” During its meetings that concluded on January 27, March 16, and April 27, 2016, the Fed kept rates on hold.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the fiscal year. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period, the Master Fund’s WAM was 42 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper and time deposits, and, to lesser extents,

UBS Investor Funds

repurchase agreements and US government and agency obligations. Conversely, we decreased its exposures to certificates of deposits, short-term corporate obligations and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased and, at period-end on April 30, 2016, it was 59 days. At the security level, we increased the Master Fund’s exposure to direct Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market and the anticipated liquidation of another feeder fund. At the end of the reporting period, its WAM was six days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and, to a modest extent, to short-term US government obligations. Conversely, we reduced its exposure to municipal bonds and notes.

•

The inception date for the CNAV Prime Master Fund in which UBS Prime Investor Fund invests was January 19, 2016. We tactically adjusted its WAM and, at the end of the reporting period, the Master Fund’s WAM was 31 days. At the security level, the Master Fund’s largest exposure was in commercial paper. It also had lesser allocations to certificates of deposit, time deposits, US government and agency obligations, and repurchase agreements.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	In our view, the US economy will continue to grow in 2016. That being said, we feel the expansion will be fairly moderate and inflation

UBS Investor Funds

will remain largely benign. Against this backdrop, we believe the Fed will take a very deliberate pace in terms of normalizing monetary policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Investor Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Prime Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2016. The views and opinions in the letter were current as of June 10, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Prime Investor Fund commenced operations on January 19, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 19, 2016 through April 30, 2016) also would have been in effect during the period from November 1, 2015 to April 30, 2016.

UBS Select Prime Investor Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$1.99	0.40%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.87	2.01	0.40

UBS Select Treasury Investor Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.19	0.24%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.67	1.21	0.24

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS Select Tax-Free Investor Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.47	0.40	0.08

UBS Prime Investor Fund

	Beginning account value	Ending account value[2] April 30, 2016	Expenses paid during period[4] 01/19/16 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.99	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.12	1.76	0.35

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[4]

UBS Prime Investor Fund commenced operations on January 19, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 366 (to reflect actual days in the period for the actual example) and 182 divided by 366 (to reflect the one-half year period for the hypothetical example).

UBS Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.11%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.11	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.03)	(0.34)	(0.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.03)	(0.34)	(0.32)
Weighted average maturity[2]	42 days	33 days	44 days
Net assets (mm)	$369.3	$347.5	$340.9

UBS Select Treasury Investor Fund
Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.28)	(0.51)	(0.54)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.28)	(0.51)	(0.54)
Weighted average maturity[2]	59 days	43 days	36 days
Net assets (mm)	$258.7	$308.0	$310.1

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

UBS Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.83)	(1.05)	(0.73)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.83)	(1.05)	(0.73)
Weighted average maturity[2]	6 days	14 days	19 days
Net assets (mm)	$27.5	$24.8	$22.5

UBS Prime Investor Fund*

Yields and characteristics	04/30/16
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.11%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.11
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(9.73)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(9.73)
Weighted average maturity[2]	31 days
Net assets (mm)	$2.3

*	Commenced operations on January 19, 2016.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

You could lose money by investing In UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund or UBS Prime Investor Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee It will do so. An investment In each Fund Is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the Funds’ sponsor will provide financial support to a Fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Investor Funds

Statement of assets and liabilities

April 30, 2016

UBS Select Prime Investor Fund

Assets:
Investment in Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (each a “Master Fund”), at value (cost—$369,431,427; $258,775,963; $27,463,187 and $2,347,626, respectively, which approximates cost for federal income tax purposes)	$369,431,427
Receivable from affiliate	—
Other assets	10,706
Total assets	369,442,133

Liabilities:
Dividends payable to shareholders	34,341
Payable to affiliate	91,227
Trustees’ fees payable	116
Organization fee payable	—
Accrued expenses and other liabilities	58,944
Total liabilities	184,628

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 369,255,501; 258,698,196; 27,454,829 and 2,346,459 outstanding, respectively	369,255,501
Accumulated net realized gain	2,004
Net assets	$369,257,505
Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund	UBS Prime Investor Fund

$258,775,963	$27,463,187	$2,347,626
—	19,150	33,650
7,851	7,356	833
258,783,814	27,489,693	2,382,109

2,081	181	154
30,566	—	—
254	213	3,249
—	—	13,649
49,142	34,308	18,598
82,043	34,702	35,650

258,698,196	27,454,829	2,346,459
3,575	162	—
$258,701,771	$27,454,991	$2,346,459
$1.00	$1.00	$1.00

See accompanying notes to financial statements

UBS Investor Funds

Statement of operations

For the year ended April 30, 2016

UBS Select Prime Investor Fund

Investment income:
Interest income allocated from Master Fund	$1,221,044
Expenses allocated from Master Fund	(342,702)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	878,342

Expenses:
Service and distribution fees	1,199,128
Administration fees	342,603
Professional fees	53,203
Transfer agency fees	47,491
Trustees’ fees	22,776
State registration fees	32,299
Reports and notices to shareholders	16,025
Other expenses	17,797
Accounting fees	14,000
Insurance fees	5,671
Organization fees	—
1,750,993
Fee waivers and/or expense reimbursements by administrator and distributor	(980,275)
Net expenses	770,718
Net investment income	107,624
Net realized gain allocated from Master Fund	4,941
Net increase in net assets resulting from operations	$112,565

See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund	UBS Prime Investor Fund[1]

$485,115	$15,413	$5,214
(287,822)	(22,890)	(1,221)
34,344	14,138	1,042
231,637	6,661	5,035

1,007,280	80,107	4,269
287,631	22,886	1,220
53,230	53,049	23,386
29,662	3,796	148
22,431	20,103	7,035
20,630	16,967	167
13,910	10,466	7,598
17,391	7,115	4,023
14,000	14,000	3,940
4,027	974	—
—	—	13,649
1,470,192	229,463	65,435
(1,267,413)	(225,099)	(61,319)
202,779	4,364	4,116
28,858	2,297	919
20,762	1,106	—
$49,620	$3,403	$919

[1]	Commencement of operations on January 19, 2016.

See accompanying notes to financial statements

UBS Investor Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Prime Investor Fund
From operations:
Net investment income	$107,624	$35,287
Net realized gain	4,941	3,268
Net increase in net assets resulting from operations	112,565	38,555
Dividends and distributions to shareholders from:
Net investment income	(107,624)	(35,287)
Net realized gains	(5,086)	(1,134)
Total dividends and distributions to shareholders	(112,710)	(36,421)
Net increase in net assets from beneficial interest transactions	28,312,907	13,462,549
Net increase in net assets	28,312,762	13,464,683
Net assets:
Beginning of year	340,944,743	327,480,060
End of year	$369,257,505	$340,944,743
Accumulated undistributed net investment income	$—	$—

UBS Select Treasury Investor Fund
From operations:
Net investment income	$28,858	$29,673
Net realized gain	20,762	9,087
Net increase in net assets resulting from operations	49,620	38,760
Dividends and distributions to shareholders from:
Net investment income	(28,858)	(29,673)
Net realized gains	(24,719)	(2,939)
Total dividends and distributions to shareholders	(53,577)	(32,612)
Net increase (decrease) in net assets from beneficial interest transactions	(51,347,865)	43,599,589
Net increase (decrease) in net assets	(51,351,822)	43,605,737
Net assets:
Beginning of year	310,053,593	266,447,856
End of year	$258,701,771	$310,053,593
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Investor Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Tax-Free Investor Fund
From operations:
Net investment income	$2,297	$2,680
Net realized gain	1,106	598
Net increase in net assets resulting from operations	3,403	3,278
Dividends and distributions to shareholders from:
Net investment income	(2,297)	(2,680)
Net realized gains	(1,541)	(1,569)
Total dividends and distributions to shareholders	(3,838)	(4,249)
Net increase (decrease) in net assets from beneficial interest transactions	4,973,729	(4,163,641)
Net increase (decrease) in net assets	4,973,294	(4,164,612)
Net assets:
Beginning of year	22,481,697	26,646,309
End of year	$27,454,991	$22,481,697
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Investor Funds

Statement of changes in net assets

For the period from January 19, 2016[1] to April 30, 2016
UBS Prime Investor Fund
From operations:
Net investment income	$919
Net increase in net assets resulting from operations	919
Dividends and distributions to shareholders from:
Net investment income	(919)
Net increase in net assets from beneficial interest transactions	2,346,459
Net increase in net assets	2,346,459
Net assets:
Beginning of period	—
End of period	$2,346,459
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%	0.61%	0.60%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.33%	0.20%	0.20%	0.28%	0.29%
Net investment income[3]	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$369,258	$340,945	$327,480	$324,525	$357,966

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%	0.61%	0.60%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.16%	0.06%	0.06%	0.14%	0.07%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$258,702	$310,054	$266,448	$323,605	$340,622

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2016	2015	2014	2013	2012
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.02%	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	1.10%	0.97%	0.92%	0.88%	0.88%
Expenses after fee waivers and/or expense reimbursements[3]	0.06%	0.04%	0.08%	0.15%	0.15%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$27,455	$22,482	$26,646	$26,980	$26,453

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gains	0.000
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.35%[5]
Net investment income[4]	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,346

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on a fund distribution.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

[5]	Annualized.

See accompanying notes to financial statements

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) and UBS Prime Investor Fund (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, September 22, 2008, and January 19, 2016, respectively. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, Tax-Free Investor Fund and UBS Prime Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund, and Prime CNAV Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (2.15% for Prime Investor Fund, 2.18% for Treasury Investor Fund, 1.99% for Tax-Free Investor Fund, and 0.48% for UBS Prime Investor Fund at April 30, 2016). All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statements of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

UBS Investor Funds

Notes to financial statements

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

UBS Investor Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2016, each Fund owed, or was owed by, UBS AM for administrative services/ expense reimbursements as follows:

Fund	Amounts due to/(owed by) UBS AM
Prime Investor Fund	$30,035
Treasury Investor Fund	19,067
Tax-Free Investor Fund	(9,324)
UBS Prime Investor Fund	176

UBS AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2016 (or January 31, 2017, with respect to UBS Prime Investor Fund) (excluding interest expense, if any, and extraordinary

UBS Investor Funds

Notes to financial statements

items) will not exceed 0.50%. At April 30, 2016, UBS AM owed each Fund for fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS AM
Prime Investor Fund	$30,309
Treasury Investor Fund	24,306
Tax-Free Investor Fund	12,579
UBS Prime Investor Fund	34,442

For the year (or period) ended April 30, 2016, UBS AM was contractually obligated to waive administration fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$380,661
Treasury Investor Fund	284,862
Tax-Free Investor Fund	123,777
UBS Prime Investor Fund	60,558

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

UBS Investor Funds

Notes to financial statements

At April 30, 2016, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2017	Expires April 30, 2018	Expires April 30, 2019
Prime Investor Fund	$1,115,128	$352,232	$382,235	$380,661
Treasury Investor Fund	654,883	181,047	188,974	284,862
Tax-Free Investor Fund	345,072	110,528	110,767	123,777
UBS Prime Investor Fund	60,558	—	—	60,558

Shareholder servicing and distribution plans

UBS Asset Management (US) Inc. (“UBS AM—US”) is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2016, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets.

At April 30, 2016, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts due to UBS AM—US
Prime Investor Fund	$106,751
Treasury Investor Fund	73,687
Tax-Free Investor Fund	6,297
UBS Prime Investor Fund	616

In addition to UBS AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees and/or reimburse Fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain

UBS Investor Funds

Notes to financial statements

level. These additional undertakings are voluntary and not contractual and may be terminated at any time.

As part of the commencement of operations for UBS Prime Investor Fund, for the period February 1, 2016 through April 30, 2016, UBS AM voluntarily waived its management fee of 0.10%, which is charged at the Master Fund. Such waived amount is not subject to future recoupment.

At April 30, 2016, UBS AM—US owed each Fund for voluntary fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS AM—US
Prime Investor Fund	$15,250
Treasury Investor Fund	37,882
Tax-Free Investor Fund	3,544

For the year (or period) ended April 30, 2016, UBS AM—US voluntarily waived shareholder servicing and distribution fees as follows:

Fund	Amounts waived
Prime Investor Fund	$599,614
Treasury Investor Fund	982,551
Tax-Free Investor Fund	80,107
UBS Prime Investor Fund	761

Such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. During the year ended April 30, 2016, UBS AM reimbursed the Tax-Free Investor Fund $21,215.

UBS Investor Funds

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Investor Fund	2016	2015
Shares sold	497,694,518	487,189,907
Shares repurchased	(469,458,407)	(473,761,758)
Dividends reinvested	76,796	34,400
Net increase in shares outstanding	28,312,907	13,462,549

	For the years ended April 30,
Treasury Investor Fund	2016	2015
Shares sold	377,878,862	371,582,529
Shares repurchased	(429,277,079)	(328,012,711)
Dividends reinvested	50,352	29,771
Net increase (decrease) in shares outstanding	(51,347,865)	43,599,589

	For the years ended April 30,
Tax-Free Investor Fund	2016	2015
Shares sold	34,098,699	38,329,211
Shares repurchased	(29,128,554)	(42,496,882)
Dividends reinvested	3,584	4,030
Net increase (decrease) in shares outstanding	4,973,729	(4,163,641)

UBS Prime Investor Fund	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	9,291,683
Shares repurchased	(6,945,638)
Dividends reinvested	414
Net increase in shares outstanding	2,346,459

[1]	Commencement of operations.

UBS Investor Funds

Notes to financial statements

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by UBS Prime Investor Fund during the fiscal period ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal years ended April 30, 2016 and April 30, 2015 was 46.72% and 63.08% tax-exempt income, and 13.13% and 0.02% ordinary income, 40.15% and 36.90% long-term capital gain, respectively.

At April 30, 2016, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $36,345 for Prime Investor Fund, (2) undistributed ordinary income of $5,639 and undistributed long-term capital gains of $17 for Treasury Investor Fund, (3) undistributed tax-exempt income of $181, and undistributed long-term capital gains of $162 for Tax-Free Investor Fund, and (4) undistributed ordinary income of 154 for UBS Prime Investor Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2016, none of the Funds had capital loss carryforwards.

UBS Investor Funds

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for UBS Prime Investor Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. The prospectus for Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund has been supplemented with further information regarding the changes.

UBS Investor Funds

Report of independent registered public

accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Investor Fund,

UBS Select Treasury Investor Fund,

UBS Select Tax-Free Investor Fund and

UBS Prime Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Prime Investor Fund (four of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

UBS Investor Funds

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Prime Investor Fund at April 30, 2016, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the Web address noted in each Fund’s prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Investor Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2015 as short-term capital gain dividends.

UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund herby designate 90.34% and 58.18%, respectively, of the ordinary income dividends paid during the fiscal year ended April 30, 2016 as interest related dividends.

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.94%
Federal Home Loan Bank
0.300%, due 05/25/16[1]	$250,000,000	$249,950,000
0.395%, due 06/01/16[1]	50,000,000	49,982,993
0.531%, due 05/22/16[2]	77,000,000	77,000,000
US Treasury Bills
0.411%, due 06/02/16[1]	40,000,000	39,985,387
0.507%, due 09/15/16[1]	250,000,000	249,517,646
US Treasury Notes
0.418%, due 05/02/16[2]	150,000,000	150,013,671
0.522%, due 05/02/16[2]	227,000,000	227,141,970
0.625%, due 07/15/16	150,000,000	150,027,356
Total US government and agency obligations (cost—$1,193,619,023)		1,193,619,023
Time deposits—14.23%
Banking-non-US—14.23%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	672,000,000	672,000,000
Credit Industriel et Commercial 0.300%, due 05/02/16	150,000,000	150,000,000
DnB NOR Bank ASA 0.290%, due 05/02/16	500,000,000	500,000,000
Natixis 0.300%, due 05/02/16	325,000,000	325,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	400,000,000	400,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	400,000,000	400,000,000
Total time deposits (cost—$2,447,000,000)		2,447,000,000
Certificates of deposit—20.39%
Banking-non-US—17.50%
Bank of Montreal 0.616%, due 05/13/16[2]	134,000,000	134,000,000
Bank of Nova Scotia 0.808%, due 07/29/16[2]	137,000,000	137,000,000

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(continued)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.610%, due 07/05/16	$183,500,000	$183,500,000
0.610%, due 07/07/16	100,000,000	100,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	224,000,000	224,000,000
Credit Suisse
0.630%, due 05/03/16	135,250,000	135,250,000
0.650%, due 06/14/16	100,000,000	100,000,000
DZ Bank AG
0.600%, due 05/11/16	62,000,000	62,000,000
0.650%, due 08/08/16	105,000,000	105,000,000
0.750%, due 09/12/16	119,000,000	119,000,000
Mizuho Bank Ltd. 0.660%, due 07/21/16	50,000,000	50,001,115
Natixis
0.587%, due 05/05/16[2]	86,000,000	86,000,000
0.588%, due 05/31/16[2]	240,000,000	240,000,000
Norinchukin Bank 0.400%, due 05/18/16	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd. 0.510%, due 05/13/16	150,000,000	150,000,000
Rabobank Nederland NV
0.705%, due 08/01/16	50,000,000	50,010,806
0.960%, due 01/05/17	96,000,000	96,000,000
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	100,000,000	100,000,000
0.600%, due 06/10/16	148,000,000	148,000,000
0.600%, due 07/12/16	195,000,000	195,000,000
Svenska Handelsbanken
0.540%, due 07/25/16	50,000,000	50,000,000
0.820%, due 07/22/16	50,000,000	50,029,454
Swedbank AB 0.350%, due 05/05/16	263,000,000	263,000,000

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Toronto-Dominion Bank
0.540%, due 07/28/16	$85,000,000	$85,000,000
0.786%, due 05/16/16[2]	96,000,000	96,000,000
		3,008,791,375
Banking-US—2.89%
Branch Banking & Trust Co. 0.370%, due 05/05/16	150,000,000	150,000,000
Citibank N.A.
0.580%, due 07/14/16	116,000,000	116,000,000
0.650%, due 05/19/16	114,000,000	114,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	117,400,000	117,400,000
		497,400,000
Total certificates of deposit (cost—$3,506,191,375)		3,506,191,375
Commercial paper[1]—45.45%
Asset backed-miscellaneous—24.04%
Antalis US Funding Corp. 0.460%, due 05/31/16	88,160,000	88,126,205
Atlantic Asset Securitization LLC
0.587%, due 05/16/16[2]	240,000,000	240,000,000
0.589%, due 05/09/16[2]	139,750,000	139,750,000
Barton Capital LLC
0.589%, due 05/23/16[2]	150,000,000	150,000,000
0.595%, due 05/12/16[2]	194,750,000	194,750,000
CAFCO LLC 0.580%, due 05/09/16	79,500,000	79,489,753
Chariot Funding LLC
0.667%, due 05/11/16[2]	90,000,000	90,000,000
0.707%, due 05/05/16[2]	50,000,000	50,000,000
Ciesco LLC 0.570%, due 05/12/16	44,000,000	43,992,337
Fairway Finance Co. LLC 0.700%, due 05/26/16	45,000,000	44,978,125

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Gotham Funding Corp.
0.570%, due 07/07/16	$94,500,000	$94,399,751
0.570%, due 07/12/16	92,000,000	91,895,120
0.580%, due 07/07/16	95,000,000	94,897,453
Jupiter Securitization Co. LLC 0.689%, due 05/25/16[2]	97,000,000	97,000,000
Liberty Street Funding LLC
0.680%, due 06/16/16	98,000,000	97,914,849
0.700%, due 05/05/16	50,000,000	49,996,111
0.810%, due 08/08/16	99,000,000	98,779,478
LMA Americas LLC
0.400%, due 05/06/16	97,350,000	97,344,592
0.599%, due 05/19/16[2]	90,000,000	90,000,000
0.607%, due 05/03/16[2]	90,000,000	90,000,000
Manhattan Asset Funding Co. LLC
0.590%, due 07/08/16	47,523,000	47,470,038
0.600%, due 07/11/16	38,000,000	37,955,033
Old Line Funding LLC
0.690%, due 07/05/16	100,000,000	99,875,417
0.860%, due 09/09/16	55,500,000	55,326,316
0.870%, due 07/15/16	50,000,000	49,909,375
0.880%, due 10/17/16	143,000,000	142,409,251
Regency Markets No. 1 LLC 0.450%, due 05/16/16	138,000,000	137,974,125
Starbird Funding Corp.
0.587%, due 05/16/16[2]	95,000,000	95,000,000
0.594%, due 05/03/16[2]	97,000,000	97,000,000
0.620%, due 06/10/16	97,000,000	96,933,178
0.630%, due 05/18/16	38,000,000	37,988,695
0.717%, due 05/27/16[2]	90,000,000	90,000,000
Thunder Bay Funding LLC
0.680%, due 08/15/16	88,000,000	87,823,804
0.700%, due 05/19/16	95,000,000	94,966,750
0.840%, due 08/10/16	71,250,000	71,082,088
0.860%, due 09/12/16	88,000,000	87,718,302

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
0.521%, due 05/23/16[2]	$170,000,000	$170,000,000
0.589%, due 05/09/16[2]	96,500,000	96,500,000
0.589%, due 05/23/16[2]	115,000,000	115,000,000
Victory Receivables Corp.
0.450%, due 05/05/16	78,705,000	78,701,065
0.550%, due 07/12/16	87,000,000	86,904,300
0.580%, due 07/15/16	95,000,000	94,885,208
0.590%, due 07/08/16	47,000,000	46,947,621
Working Capital Management Co. 0.490%, due 05/18/16	93,300,000	93,278,411
		4,134,962,751
Banking-non-US—19.16%
ANZ National International Ltd. 0.860%, due 10/06/16	85,000,000	84,679,172
ASB Finance Ltd. 0.647%, due 05/03/16[2]	60,000,000	59,999,731
Australia & New Zealand Banking Group Ltd. 0.647%, due 05/05/16[2]	124,000,000	124,000,000
Bank of Nova Scotia 1.020%, due 01/05/17	100,000,000	99,294,500
Banque et Caisse d’Epargne de L’Etat
0.460%, due 05/02/16	95,000,000	94,998,786
0.760%, due 08/03/16	53,500,000	53,393,832
BNP Paribas
0.300%, due 05/02/16	30,000,000	29,999,750
0.380%, due 05/03/16	400,000,000	399,991,556
Caisse Centrale Desjardins 0.490%, due 06/01/16	150,000,000	149,936,708
Commonwealth Bank of Australia
0.647%, due 05/09/16[2]	95,000,000	95,000,000
0.820%, due 10/07/16	107,000,000	106,612,482
DnB NOR Bank ASA 0.600%, due 06/13/16	144,500,000	144,396,442
Erste Abwicklungsanstalt
0.660%, due 05/13/16	195,000,000	194,957,100
0.730%, due 09/06/16	67,250,000	67,075,449

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Mizuho Bank Ltd.
0.600%, due 06/07/16	$92,000,000	$91,943,267
0.710%, due 05/13/16	75,000,000	74,982,250
National Australia Bank Ltd. 0.815%, due 10/03/16	144,000,000	143,494,700
Nordea Bank AB
0.555%, due 06/07/16	97,000,000	96,944,670
0.615%, due 06/07/16	129,250,000	129,168,303
0.640%, due 05/05/16	90,500,000	90,493,564
0.800%, due 10/04/16	105,500,000	105,134,267
Rabobank Nederland NV
0.645%, due 05/03/16	95,000,000	94,996,596
0.840%, due 10/13/16	92,000,000	91,645,800
Skandinaviska Enskilda Banken AB
0.590%, due 08/05/16	77,000,000	76,878,853
0.820%, due 10/03/16	119,000,000	118,579,864
0.840%, due 10/26/16	96,000,000	95,601,280
Svenska Handelsbanken AB 0.710%, due 09/01/16	140,000,000	139,660,383
Westpac Banking Corp.
0.890%, due 08/04/16	73,000,000	72,828,551
0.980%, due 01/04/17	102,000,000	101,311,387
Westpac Securities NZ Ltd. 0.607%, due 05/10/16[2]	67,000,000	67,000,000
		3,294,999,243
Banking-US—1.56%
Bedford Row Funding Corp. 0.850%, due 10/07/16	117,000,000	116,560,762
Toronto-Dominion Holdings USA, Inc. 0.470%, due 06/06/16	150,000,000	149,929,500
		266,490,262
Supranational—0.69%
European Investment Bank 0.595%, due 06/01/16	119,350,000	119,288,850
Total commercial paper (cost—$7,815,741,106)		7,815,741,106

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Non-US government agency—0.41%
Export Development Canada 0.735%, due 06/06/16[2,3] (cost—$70,000,000)	$70,000,000	$70,000,000
Short-term corporate obligations—2.03%
Banking-non-US—1.01%
Royal Bank of Canada 0.747%, due 07/07/16[2,3]	175,000,000	175,000,000
Banking-US—1.02%
Wells Fargo Bank N.A.
0.754%, due 06/15/16[2]	50,000,000	50,000,000
0.804%, due 06/22/16[2]	125,000,000	125,000,000
		175,000,000
Total Short-term corporate obligations (cost—$350,000,000)		350,000,000
Repurchase agreements—9.68%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $8,804,100 US Treasury Bond, 3.375% due 05/15/44; (value—$10,200,003); proceeds:$10,000,233	10,000,000	10,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $696,886,500 US Treasury Note, 1.125% due 12/31/19; (value—$700,014,678); proceeds:$700,014,583	700,000,000	700,000,000
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.270% due 05/02/16, collateralized by $37,100,000 Federal Home Loan Bank obligations, 0.625% to 5.000% due 12/28/16 to 04/28/36, $111,346,000 Federal Home Loan Mortgage Corp. obligations, 1.250% to 5.125% due 11/17/17 to 05/22/23, $158,614,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 10/26/16 to 09/27/32 and $890,000 Tennessee Valley Authority, 3.875% due 02/15/21; (value—$311,202,396); proceeds:$305,106,865	305,100,000	305,100,000

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 05/03/16, collateralized by $635,970,171 Federal Home Loan Mortgage Corp. obligations, 1.856% to 6.000% due 05/15/23 to 01/15/43 and $573,075,879 Federal National Mortgage Association obligations, zero coupon to 10.500% due 03/25/19 to 04/01/46; (value—$255,000,001); proceeds: $250,014,097	$250,000,000	$250,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 06/06/16, collateralized by $1,197,621,102 various asset-backed convertible bonds, zero coupon to 7.000% due 01/15/26 to 09/27/47; (value—$321,000,000); proceeds: $300,599,083[4,5]	300,000,000	300,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.690% due 06/06/16, collateralized by $4,584,462,916 various asset-backed convertible bonds, zero coupon to 108.341% due 07/17/19 to 10/15/48; (value—$107,000,000); proceeds: $100,199,694[4]	100,000,000	100,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $503,982 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$516,739); proceeds: $505,000	505,000	505,000
Total repurchase agreements (cost—$1,665,605,000)		1,665,605,000
Total investments (cost—$17,048,156,504 which approximates cost for federal income tax purposes)—99.13%		17,048,156,504
Other assets in excess of liabilities—0.87%		149,109,842
Net assets—100.00%		$17,197,266,346

Prime Master Fund

Statement of net assets—April 30, 2016

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,193,619,023	$—	$1,193,619,023
Time deposits	—	2,447,000,000	—	2,447,000,000
Certificates of deposit	—	3,506,191,375	—	3,506,191,375
Commercial paper	—	7,815,741,106	—	7,815,741,106
Non-US government agency	—	70,000,000	—	70,000,000
Short-term corporate obligations	—	350,000,000	—	350,000,000
Repurchase agreements	—	1,665,605,000	—	1,665,605,000
Total	$—	$17,048,156,504	$—	$17,048,156,504

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	51.0%
Sweden	11.8
France	10.0
Japan	5.8
Canada	5.5
Australia	4.5
Norway	3.8
Germany	3.2
Switzerland	1.4
New Zealand	1.2
Singapore	0.9
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.42% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2016.

[5]	Illiquid investment as of April 30, 2016.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government obligations—45.70%
US Treasury Bills[1]
0.295%, due 06/23/16	$200,000,000	$199,913,139
0.370%, due 06/02/16	170,000,000	169,944,089
0.460%, due 09/01/16	150,000,000	149,754,000
0.467%, due 08/04/16	150,000,000	149,814,948
0.477%, due 06/09/16	50,000,000	49,974,163
0.505%, due 09/15/16	250,000,000	249,519,548
0.573%, due 03/30/17	200,000,000	198,939,950
US Treasury Notes
0.303%, due 05/02/16[2]	400,000,000	399,978,930
0.418%, due 05/02/16[2]	353,000,000	352,985,694
0.421%, due 05/02/16[2]	125,000,000	124,929,580
0.500%, due 07/31/16	200,000,000	200,107,866
0.500%, due 08/31/16	200,000,000	200,046,662
0.500%, due 11/30/16	150,000,000	149,882,480
0.500%, due 01/31/17	120,000,000	119,991,201
0.522%, due 05/02/16[2]	316,750,000	317,138,508
0.625%, due 07/15/16	425,000,000	425,253,086
0.625%, due 10/15/16	440,000,000	440,230,670
0.625%, due 11/15/16	100,000,000	100,012,796
0.625%, due 12/31/16	250,000,000	250,280,732
0.625%, due 02/15/17	125,000,000	125,090,480
0.750%, due 01/15/17	150,000,000	150,229,774
0.875%, due 09/15/16	275,000,000	275,386,298
1.000%, due 08/31/16	350,000,000	350,782,808
1.000%, due 09/30/16	50,000,000	50,130,343
1.750%, due 05/31/16	130,000,000	130,158,614
3.000%, due 08/31/16	100,000,000	100,780,310
Total US government obligations (cost—$5,431,256,669)		5,431,256,669
Repurchase agreements—47.55%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $403,571,700 US Treasury Bond, 3.000% due 05/15/45 and $61,519,200 US Treasury Note, 2.250% due 04/30/21; (value—$499,800,013); proceeds: $490,011,433	490,000,000	490,000,000

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/29/16 with
BNP Paribas Securities Corp., 0.280% due 05/02/16, collateralized by $106,124,000 US Treasury Bills, zero coupon due 05/26/16 to 10/20/16, $208,444,200 US Treasury Bonds, 3.125% to 7.875% due 05/15/16 to 02/15/44, $29,900,100 US Treasury Inflation Index Notes, 0.250% to 0.625% due 07/15/21 to 01/15/25, $69,068,400 US Treasury Notes, zero coupon to 4.625% due 05/15/16 to 01/31/23, $5,700 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/18 to 05/15/45, $271 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 11/15/30 and $200 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$459,000,001);
proceeds: $450,010,500

	$450,000,000	$450,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $1,089,081,200 US Treasury Bonds, 5.250% to 6.250% due 08/15/23 to 11/15/28 and $1,466,210,700 US Treasury Notes, 1.375% to 3.625% due 08/15/19 to 04/30/21; (value—$3,000,062,560); proceeds: $3,000,062,500	3,000,000,000	3,000,000,000
Repurchase agreement dated 04/26/16 with Goldman Sachs & Co., 0.270% due 05/03/16, collateralized by $324,300 US Treasury Bill, zero coupon due 06/30/16, $75,760,200 US Treasury Bonds, 2.875% to 4.750% due 02/15/41 to 08/15/45 and $153,673,200 US Treasury Note, 0.500% due 09/30/16; (value—$255,000,008); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 04/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/04/16, collateralized by $140,916,100 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $31,350,800 US Treasury Note, 2.125% due 12/31/22; (value—$204,000,034); proceeds: $200,010,500	200,000,000	200,000,000

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/03/16, collateralized by $241,927,300 US Treasury Inflation Index Note, 0.125% due 04/15/17; (value—$255,000,010); proceeds: $250,013,611	$250,000,000	$250,000,000
Repurchase agreement dated 04/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/02/16, collateralized by $102,204,000 US Treasury Inflation Index Note, 0.125% due 04/15/17 and $147,043,400 US Treasury Note, 2.500% due 05/15/24; (value—$265,200,014); proceeds: $260,006,067	260,000,000	260,000,000
Repurchase agreement dated 04/29/16 with Mitsubishi UFJ Securities USA, Inc. 0.260% due 05/02/16, collateralized by $15,001,300 US Treasury Bonds, 3.750% to 4.750% due 02/15/37 to 08/15/41, $32,997,700 US Treasury Inflation Index Note, 1.375% due 01/15/20 and $441,832,000 US Treasury Notes, 0.625% to 3.750% due 09/30/16 to 02/15/26; (value—$510,000,100); proceeds: $500,010,833	500,000,000	500,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $720,000 US Treasury Note, 2.250% due 07/31/21; (value—$756,136); proceeds: $737,000	737,000	737,000
Repurchase agreement dated 04/27/16 with Toronto-Dominion Bank, 0.280% due 05/04/16, collateralized by $9,157,700 US Treasury Bond, 3.000% due 11/15/44, $23,050,000 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $211,773,300 US Treasury Notes, 0.625% to 3.250% due 07/31/16 to 12/31/21; (value—$255,000,069); proceeds: $250,013,611	250,000,000	250,000,000
Total repurchase agreements (cost—$5,650,737,000)		5,650,737,000
Total investments (cost—$11,081,993,669 which approximates cost for federal income tax purposes)—93.25%		11,081,993,669
Other assets in excess of liabilities—6.75%		801,917,330
Net assets—100.00%		$11,883,910,999

Treasury Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,431,256,669	$—	$5,431,256,669
Repurchase agreements	—	5,650,737,000	—	5,650,737,000
Total	$—	$11,081,993,669	$—	$11,081,993,669

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—75.77%
Alabama—0.98%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.250%, VRD	$8,050,000	$8,050,000
University of Alabama Revenue (University Hospital),
Series B, 0.420%, VRD	1,875,000	1,875,000
Series C, 0.430%, VRD	3,500,000	3,500,000
		13,425,000
Alaska—0.69%
Alaska International Airports Revenue Refunding (System), Series A, 0.410%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.260%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.250%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.76%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.450%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.60%
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.390%, VRD	1,960,000	1,960,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series D, 0.390%, VRD	7,600,000	7,600,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Kindergarten, Series B3, 0.230%, VRD	$7,745,000	$7,745,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.390%, VRD	17,900,000	17,900,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.410%, VRD	2,000,000	2,000,000
Los Angeles Water and Power Revenue, Subseries B-8, 0.380%, VRD	8,400,000	8,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.370%, VRD	1,665,000	1,665,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.400%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.370%, VRD	14,700,000	14,700,000
Series B, 0.390%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.390%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.370%, VRD	4,850,000	4,850,000
Series C, 0.430%, VRD	870,000	870,000
		104,585,000
Colorado—3.19%
Denver City & County Certificates of Participation Refunding, Series A1, 0.300%, VRD	28,105,000	28,105,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, (concluded)
Series A2, 0.300%, VRD	$14,365,000	$14,365,000
Series A3, 0.300%, VRD	1,420,000	1,420,000
		43,890,000
Connecticut—0.44%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.210%, VRD	6,000,000	6,000,000
District of Columbia—1.35%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.400%, VRD	3,900,000	3,900,000
Subseries B-2, 0.400%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.280%, VRD	6,210,000	6,210,000
		18,610,000
Florida—0.60%
Gainesville Utilities System Revenue, Series A, 0.420%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.400%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—0.36%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.410%, VRD	5,000,000	5,000,000
Illinois—10.82%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.430%, VRD	4,845,000	4,845,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.420%, VRD	$11,200,000	$11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.430%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.420%, VRD	8,100,000	8,100,000
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.450%, VRD	2,767,000	2,767,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.410%, VRD	2,980,000	2,980,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.410%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.280%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.440%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.410%, VRD	1,000,000	1,000,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.410%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.440%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.280%, VRD	7,300,000	7,300,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.410%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.410%, VRD	3,300,000	3,300,000
Illinois State,
Series B-5, 0.390%, VRD	27,700,000	27,700,000
Series B-6, 0.420%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.280%, VRD	3,630,000	3,630,000
		148,955,000
Indiana—1.92%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.280%, VRD	3,000,000	3,000,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.400%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.400%, VRD	5,640,000	5,640,000
Series B, 0.300%, VRD	3,030,000	3,030,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.400%, VRD	7,700,000	7,700,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.420%, VRD	2,600,000	2,600,000
		26,495,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kansas—0.84%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.390%, VRD	$11,500,000	$11,500,000
Louisiana—1.99%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.260%, VRD	16,100,000	16,100,000
Series B, 0.260%, VRD	700,000	700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.260%, VRD	4,150,000	4,150,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.380%, VRD	6,500,000	6,500,000
		27,450,000
Maryland—0.68%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.390%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A, 0.380%, VRD	800,000	800,000
Series B-3, 0.400%, VRD	8,000,000	8,000,000
		9,350,000
Massachusetts—1.98%
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.270%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.390%, VRD	24,500,000	24,500,000
		27,190,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.27%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.300%, VRD	$3,780,000	$3,780,000
Minnesota—2.54%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.390%, VRD	6,860,000	6,860,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.390%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.390%, VRD	15,000,000	15,000,000
		35,010,000
Mississippi—3.99%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.280%, VRD	300,000	300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D, 0.270%, VRD	24,000,000	24,000,000
Series G, 0.250%, VRD	1,700,000	1,700,000
Series I, 0.250%, VRD	20,500,000	20,500,000
Series K, 0.280%, VRD	3,000,000	3,000,000
Series L, 0.280%, VRD	1,800,000	1,800,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series F, 0.380%, VRD	3,700,000	3,700,000
		55,000,000
Missouri—2.14%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.280%, VRD	3,335,000	3,335,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B, 0.300%, VRD	$11,500,000	$11,500,000
Series C, 0.280%, VRD	7,200,000	7,200,000
Series C, 0.280%, VRD	3,600,000	3,600,000
Series D, 0.280%, VRD	3,800,000	3,800,000
		29,435,000
Nebraska—0.62%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.280%, VRD	8,555,000	8,555,000
New Hampshire—0.93%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.250%, VRD	12,850,000	12,850,000
New York—11.09%
Metropolitan Transportation Authority Revenue Dedicated Tax Fund, Subseries B-1, 0.400%, VRD	5,000,000	5,000,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.390%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.410%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.420%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.380%, VRD	6,000,000	6,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.370%, VRD	$8,300,000	$8,300,000
Series BB-2, 0.280%, VRD	18,000,000	18,000,000
Series BB-5, 0.270%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.250%, VRD	2,200,000	2,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.370%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries A-4, 0.250%, VRD	9,265,000	9,265,000
Subseries E-4, 0.320%, VRD	8,000,000	8,000,000
New York City, Subseries D-4, 0.280%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.420%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.380%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.380%, VRD	5,100,000	5,100,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.400%, VRD	6,000,000	6,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.390%, VRD	4,030,000	4,030,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.390%, VRD	$3,720,000	$3,720,000
		152,755,000
North Carolina—2.27%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E, 0.380%, VRD	2,200,000	2,200,000
Series H, 0.280%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.440%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.390%, VRD	1,750,000	1,750,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.370%, VRD	1,410,000	1,410,000
		31,290,000
Ohio—3.05%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.440%, VRD	16,040,000	16,040,000
Columbus Sewer Revenue, Series B, 0.390%, VRD	16,000,000	16,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.400%, VRD	7,580,000	7,580,000
Ohio (Common Schools),
Series A, 0.390%, VRD	730,000	730,000
Series B, 0.390%, VRD	1,705,000	1,705,000
		42,055,000
Oregon—0.56%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.390%, VRD	7,700,000	7,700,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.11%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.380%, VRD	$2,580,000	$2,580,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.410%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.410%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.360%, VRD	1,315,000	1,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.420%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.420%, VRD	5,245,000	5,245,000
		29,005,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.410%, VRD	2,555,000	2,555,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.250%, VRD	300,000	300,000
		2,855,000
Tennessee—0.31%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.430%, VRD	4,300,000	4,300,000
Texas—8.39%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.440%, VRD[1,2]	7,750,000	7,750,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.280%, VRD	$28,700,000	$28,700,000
Subseries C-2, 0.280%, VRD	7,100,000	7,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.280%, VRD	4,295,000	4,295,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.410%, VRD	29,605,000	29,605,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.260%, VRD	1,452,000	1,452,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.260%, VRD	17,640,000	17,640,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.260%, VRD	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.420%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.440%, VRD[1,2]	30,000	30,000
University of Texas Permanent University (Funding System), Series A, 0.360%, VRD	1,900,000	1,900,000
University of Texas Revenues (Financing Systems), Series B, 0.360%, VRD	6,000,000	6,000,000
		115,572,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Utah—0.93%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.250%, VRD	$12,830,000	$12,830,000
Virginia—1.02%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.430%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.400%, VRD	3,340,000	3,340,000
		14,040,000
Washington—0.92%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.440%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.400%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.400%, VRD	3,750,000	3,750,000
		12,645,000
Wyoming—0.22%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.250%, VRD	3,000,000	3,000,000
Total municipal bonds and notes (cost—$1,043,417,000)		1,043,417,000
Short-term US government obligation[3]—1.45%
US Treasury Bill 0.196%, due 05/05/16 (cost—$19,999,566)	20,000,000	19,999,566

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—22.80%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.430%, due 05/24/16	$6,000,000	$6,000,000
Illinois—2.08%
Illinois Educational Facilities Authority Revenue,
0.090%, due 05/02/16	18,000,000	18,000,000
0.450%, due 05/18/16	10,615,000	10,615,000
		28,615,000
Maryland—0.86%
Johns Hopkins University, 0.030%, due 05/04/16	11,900,000	11,900,000
Massachusetts—1.09%
Harvard University, 0.390%, due 05/10/16	15,000,000	15,000,000
Michigan—1.09%
Trinity Health Credit Group, 0.140%, due 05/04/16	15,000,000	15,000,000
Minnesota—2.18%
Mayo Clinic,
0.390%, due 05/16/16	20,000,000	20,000,000
0.390%, due 05/17/16	10,000,000	10,000,000
		30,000,000
Missouri—3.67%
Curators University,
0.060%, due 05/04/16	30,543,000	30,543,000
0.440%, due 05/17/16	20,000,000	20,000,000
		50,543,000
Pennsylvania—2.36%
Montgomery County,
0.430%, due 05/04/16	5,000,000	5,000,000
0.410%, due 05/05/16	15,000,000	15,000,000
0.420%, due 05/18/16	12,500,000	12,500,000
		32,500,000

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—2.03%
Vanderbilt University,
0.060%, due 05/04/16	$20,000,000	$20,000,000
0.290%, due 05/23/16	8,000,000	8,000,000
		28,000,000
Texas—5.52%
Dallas Area Rapid Transit,
0.400%, due 05/03/16	10,000,000	10,000,000
0.160%, due 05/10/16	6,000,000	6,000,000
0.140%, due 05/17/16	4,000,000	4,000,000
University of Texas,
0.090%, due 05/04/16	7,000,000	7,000,000
0.050%, due 05/09/16	10,000,000	10,000,000
0.400%, due 05/09/16	12,000,000	12,000,000
0.420%, due 05/10/16	12,000,000	12,000,000
0.400%, due 05/13/16	5,000,000	5,000,000
0.430%, due 05/18/16	10,000,000	10,000,000
		76,000,000
Virginia—0.67%
University of Virginia, 0.420%, due 05/17/16	9,200,000	9,200,000
Washington—0.82%
University of Washington, 0.210%, due 05/04/16	11,250,000	11,250,000
Total tax-exempt commercial paper (cost—$314,008,000)		314,008,000
Total investments (cost—$1,377,424,566 which approximates cost for federal income tax purposes)—100.02%		1,377,424,566
Liabilities in excess of other assets—(0.02)%		(336,978)
Net assets—100.00%		$1,377,087,588

Tax-Free Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,043,417,000	$—	$1,043,417,000
Short-term US government obligation	—	19,999,566	—	19,999,566
Tax-exempt commercial paper	—	314,008,000	—	314,008,000
Total	$—	$1,377,424,566	$—	$1,377,424,566

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.20% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

See accompanying notes to financial statements

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.84%
Federal Home Loan Bank
0.290%, due 05/26/16[1]	$3,500,000	$3,499,295
0.290%, due 06/06/16[1]	7,000,000	6,997,970
0.300%, due 05/25/16[1]	5,000,000	4,999,000
0.531%, due 05/22/16[2]	5,000,000	5,000,000
US Treasury Bill 0.290%, due 05/12/16[1]	13,000,000	12,998,850
US Treasury Note 0.522%, due 05/02/16[2]	250,000	250,164
Total US government and agency obligations (cost—$33,745,279)		33,745,279
Time deposits—12.98%
Banking-non-US—12.98%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	12,000,000	12,000,000
Natixis 0.300%, due 05/02/16	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	20,000,000	20,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	20,000,000	20,000,000
Total time deposits (cost—$64,000,000)		64,000,000
Certificates of deposit—17.64%
Banking-non-US—16.27%
Bank of Nova Scotia 0.636%, due 05/19/16	500,000	500,008
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.610%, due 07/05/16	3,000,000	3,000,000
Canadian Imperial Bank of Commerce 0.370%, due 05/05/16	5,000,000	5,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	10,000,000	10,000,000
Credit Suisse 0.630%, due 05/03/16	750,000	750,000

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
DZ Bank AG
0.600%, due 05/11/16	$1,000,000	$1,000,000
0.650%, due 08/08/16	2,000,000	2,000,000
0.750%, due 09/12/16	3,000,000	3,000,000
KBC Bank N.V. 0.360%, due 05/03/16	10,000,000	10,000,000
Mizuho Bank Ltd. 0.670%, due 05/31/16	5,000,000	5,000,914
Norinchukin Bank Ltd. 0.400%, due 05/18/16	8,000,000	8,000,000
Rabobank Nederland NV 0.705%, due 08/01/16	4,000,000	4,000,864
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	10,000,000	10,000,000
0.600%, due 06/10/16	2,000,000	2,000,000
Svenska Handelsbanken AB 0.805%, due 07/15/16	500,000	500,004
Swedbank AB 0.350%, due 05/05/16	8,000,000	8,000,000
Toronto-Dominion Bank
0.490%, due 05/19/16	2,500,000	2,500,000
0.540%, due 07/28/16	5,000,000	5,000,000
		80,251,790
Banking-US—1.37%
Citibank N.A.
0.580%, due 07/14/16	4,000,000	4,000,000
0.650%, due 05/19/16	1,000,000	1,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	1,000,000	1,000,000
Wells Fargo Bank N.A. 0.850%, due 08/22/16	750,000	750,000
		6,750,000
Total certificates of deposit (cost—$87,001,790)		87,001,790

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—62.33%
Asset backed-miscellaneous—30.81%
Albion Capital Corp.
0.480%, due 05/25/16	$6,000,000	$5,998,080
0.610%, due 05/23/16	2,000,000	1,999,254
Antalis US Funding Corp. 0.400%, due 05/06/16	4,000,000	3,999,778
Atlantic Asset Securitization LLC
0.300%, due 05/02/16	18,000,000	17,999,850
0.587%, due 05/16/16[2]	1,000,000	1,000,000
0.589%, due 05/09/16[2]	1,250,000	1,250,000
Barton Capital LLC
0.350%, due 05/02/16	20,000,000	19,999,806
0.595%, due 05/12/16[2]	1,250,000	1,250,000
CAFCO LLC
0.580%, due 05/09/16	500,000	499,936
0.580%, due 06/08/16	5,000,000	4,996,939
Cancara Asset Securitisation LLC 0.490%, due 05/03/16	1,500,000	1,499,959
Ciesco LLC
0.570%, due 05/12/16	1,000,000	999,826
0.580%, due 05/09/16	500,000	499,936
Fairway Finance Co. LLC
0.570%, due 06/14/16	2,250,000	2,248,432
0.580%, due 05/09/16	500,000	499,936
0.650%, due 07/05/16	1,250,000	1,248,533
Gotham Funding Corp.
0.570%, due 07/07/16	1,500,000	1,498,409
0.570%, due 07/12/16	4,000,000	3,995,440
Jupiter Securitization Co. LLC 0.500%, due 05/04/16	3,000,000	2,999,875
Liberty Street Funding LLC
0.590%, due 07/25/16	5,000,000	4,993,035
0.680%, due 06/16/16	2,000,000	1,998,262
0.810%, due 08/08/16	1,000,000	997,772
LMA Americas LLC 0.599%, due 05/19/16[2]	5,000,000	5,000,000

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 07/11/16	$3,000,000	$2,996,450
Nieuw Amsterdam Receivables Corp. 0.450%, due 05/03/16	5,000,000	4,999,875
Old Line Funding LLC
0.700%, due 08/17/16	5,000,000	4,989,500
0.860%, due 09/09/16	1,500,000	1,495,306
0.880%, due 10/17/16	1,000,000	995,869
Regency Markets No. 1 LLC
0.440%, due 05/27/16	5,000,000	4,998,411
0.450%, due 05/16/16	5,000,000	4,999,062
Starbird Funding Corp.
0.600%, due 05/02/16	750,000	749,987
0.620%, due 06/06/16	2,250,000	2,248,605
0.620%, due 06/10/16	3,000,000	2,997,933
0.717%, due 05/27/16[2]	5,000,000	5,000,000
Thunder Bay Funding LLC
0.700%, due 05/23/16	750,000	749,679
0.840%, due 08/10/16	750,000	748,233
0.860%, due 09/12/16	2,000,000	1,993,598
Victory Receivables Corp.
0.520%, due 06/17/16	2,500,000	2,498,303
0.550%, due 07/12/16	3,000,000	2,996,700
0.580%, due 07/15/16	5,000,000	4,993,958
0.590%, due 07/08/16	3,000,000	2,996,657
Working Capital Management Co.
0.490%, due 05/18/16	3,000,000	2,999,306
0.510%, due 06/03/16	4,000,000	3,998,130
0.510%, due 06/07/16	4,000,000	3,997,903
		151,916,523
Automotive OEM—2.26%
American Honda Finance Corp. 0.380%, due 05/13/16	8,000,000	7,998,987

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Automotive OEM—(concluded)
BMW US Capital LLC 0.400%, due 05/25/16	$3,128,000	$3,127,166
		11,126,153
Banking-non-US—18.51%
Bank of Nova Scotia 0.580%, due 05/12/16	460,000	459,919
Banque et Caisse d’Epargne de L’Etat
0.410%, due 05/12/16	7,000,000	6,999,123
0.660%, due 07/01/16	1,500,000	1,498,323
0.760%, due 08/03/16	1,500,000	1,497,023
BNP Paribas Fortis Funding LLC 0.300%, due 05/02/16	20,000,000	19,999,833
Caisse Centrale Desjardins 0.430%, due 05/27/16	10,000,000	9,996,894
Commonwealth Bank of Australia
0.557%, due 05/04/16[2]	750,000	749,998
0.820%, due 10/07/16	1,000,000	996,378
DnB NOR Bank ASA 0.600%, due 06/13/16	1,500,000	1,498,925
Erste Abwicklungsanstalt
0.600%, due 05/18/16	1,500,000	1,499,575
0.640%, due 07/11/16	2,000,000	1,997,476
0.680%, due 08/09/16	3,000,000	2,994,333
0.730%, due 09/06/16	3,000,000	2,992,213
Mizuho Bank Ltd. 0.600%, due 06/07/16	3,000,000	2,998,150
National Australia Bank Ltd. 0.815%, due 10/03/16	2,000,000	1,992,982
Nordea Bank AB
0.530%, due 05/16/16	1,000,000	999,779
0.555%, due 06/07/16	3,000,000	2,998,289
0.615%, due 06/07/16	750,000	749,526
0.800%, due 10/04/16	1,000,000	996,533

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Rabobank Nederland NV 0.700%, due 06/21/16	$425,000	$424,579
0.840%, due 10/13/16	3,000,000	2,988,450
Skandinaviska Enskilda Banken AB 0.590%, due 08/05/16	1,000,000	998,427
Societe Generale 0.290%, due 05/02/16	20,000,000	19,999,839
Svenska Handelsbanken AB 0.710%, due 09/01/16	1,500,000	1,496,361
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,489,873
		91,312,801
Banking-US—0.81%
Bedford Row Funding Corp. 0.850%, due 10/07/16	4,000,000	3,984,984
Diversified manufacturing—2.03%
Siemens Capital Co. LLC
0.370%, due 05/27/16	5,000,000	4,998,664
0.450%, due 06/20/16	5,000,000	4,996,875
		9,995,539
Machinery-agriculture & construction—2.84%
Caterpillar Financial Services Corp.
0.370%, due 06/01/16	7,000,000	6,997,770
0.430%, due 06/02/16	7,000,000	6,997,324
		13,995,094
Pharmaceuticals—2.03%
Novartis Finance Corp. 0.450%, due 05/10/16	3,000,000	2,999,662
Roche Holding, Inc. 0.390%, due 05/13/16	7,000,000	6,999,090
		9,998,752
Supranational—0.20%
European Investment Bank 0.595%, due 06/01/16	1,000,000	999,488

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Technology-software—0.81%
Microsoft Corp. 0.370%, due 05/18/16	$4,000,000	$3,999,301
Tobacco—2.03%
Philip Morris International Co. 0.420%, due 05/17/16	10,000,000	9,998,133
Total commercial paper (cost—$307,326,768)		307,326,768
Repurchase agreement—0.20%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $981,018 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$1,005,849); proceeds: $983,001 (cost—$983,000)	983,000	983,000
Total investments (cost—$493,056,837 which approximates cost for federal income tax purposes)—99.99%		493,056,837
Other assets in excess of liabilities—0.01%		42,779
Net assets—100.00%		$493,099,616

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$33,745,279	$—	$33,745,279
Time deposits	—	64,000,000	—	64,000,000
Certificates of deposit	—	87,001,790	—	87,001,790
Commercial paper	—	307,326,768	—	307,326,768
Repurchase agreement	—	983,000	—	983,000
Total	$—	$493,056,837	$—	$493,056,837

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Prime CNAV Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	50.1%
France	15.3
Sweden	9.9
Japan	6.3
Germany	5.8
Canada	3.7
Belgium	2.0
Luxembourg	2.0
Switzerland	1.8
Swaziland	1.4
Australia	1.3
Norway	0.3
Netherlands	0.1
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
OEM	Original Equipment Manufacturer
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2016 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Prime CNAV Master Fund commenced operations on January 19, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that Fund’s expense ratio in effect during its initial period (January 19, 2016 through April 30, 2016) also would have been in effect during the period from November 1, 2015 to April 30, 2016.

Prime Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Tax-Free Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.66	0.20	0.04

Prime CNAV Master Fund

	Beginning account value	Ending account value April 30, 2016	Expenses paid during period[2] 01/19/16[3] to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.20	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	0.00	0.00

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[2]

Actual expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 366 (to reflect the inception period from January 19, 2016 to April 30, 2016). Hypothetical expenses are equal to the Master Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

[3]	Commencement of operations.

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	42 days	33 days	44 days
Net assets (bln)	$17.2	$15.8	$14.1
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Commercial paper	45.5%	46.2%	38.1%
Certificates of deposit	20.4	21.1	28.5
Time deposits	14.2	14.8	11.3
Repurchase agreements	9.7	11.1	7.8
Short-term corporate obligations	2.0	3.4	7.7
US government and agency obligations	6.9	3.4	5.6
Non-US government agency	0.4	0.9	1.0
Other assets less liabilities	0.9	(0.9)	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime Master Fund. Although Prime Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime Master Fund cannot guarantee it will do so. An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime Master Fund’s sponsor has no legal obligation to provide financial support to Prime Master Fund, and you should not expect that Prime Master Fund’s sponsor will provide financial support to Prime Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	59 days	43 days	36 days
Net assets (bln)	$11.9	$12.7	$12.6
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Repurchase agreements	47.6%	75.8%	76.5%
US government obligations	45.7	25.8	21.8
Other assets less liabilities	6.7	(1.6)	1.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Treasury Master Fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Treasury Master Fund’s sponsor has no legal obligation to provide financial support to Treasury Master Fund, and you should not expect that Treasury Master Fund’s sponsor will provide financial support to Treasury Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Tax-Free Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	6 days	14 days	19 days
Net assets (bln)	$1.4	$1.4	$1.4
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Municipal bonds and notes	75.8%	79.6%	84.3%
Tax-exempt commercial paper	22.8	16.8	15.6
Short-term US government obligation	1.5	1.7	—
Other assets less liabilities	(0.1)	1.9	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Tax-Free Master Fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Tax-Free Master Fund’s sponsor has no legal obligation to provide financial support to Tax-Free Master Fund, and you should not expect that Tax-Free Master Fund’s sponsor will provide financial support to Tax-Free Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics	4/30/2016*
Weighted average maturity[1]	31 days
Net assets (mm)	$493.0
Portfolio composition[2]	4/30/2016
Commercial paper	62.3%
Certificates of deposit	17.7
Time deposits	13.0
Repurchase agreements	0.2
US government and agency obligations	6.8
Other assets less liabilities	0.0 [3]
Total	100.0%

*	Commenced operations on January 19, 2016

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime CNAV Master Fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. An investment in Prime CNAV Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime CNAV Master Fund’s sponsor has no legal obligation to provide financial support to Prime CNAV Master Fund, and you should not expect that Prime CNAV Master Fund’s sponsor will provide financial support to Prime CNAV Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

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Master Trust

Statement of operations

For the year ended April 30, 2016

Prime Master Fund

Investment income:
Interest	$54,765,468

Expenses:
Investment advisory and administration fees	15,279,909
Trustees’ fees	133,869
Total expenses	15,413,778
Fee waivers/expense reimbursements by investment advisor	—
Net expenses	15,413,778
Net investment income	39,351,690
Net realized gain	228,755
Net increase in net assets resulting from operations	$39,580,445

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund	Prime CNAV Master Fund For the period from January 19, 2016[1] to April 30, 2016

$20,365,398	$1,005,900	$314,351

12,114,709	1,455,210	67,687
108,113	32,070	4,426
12,222,822	1,487,280	72,113
(1,493,991)	(919,256)	(70,389)
10,728,831	568,024	1,724
9,636,567	437,876	312,627
935,343	70,058	—
$10,571,910	$507,934	$312,627

[1]	Commencement of operations.

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
Prime Master Fund
From operations:
Net investment income	$39,351,690	$17,070,374
Net realized gain	228,755	134,885
Net increase in net assets resulting from operations	39,580,445	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	3,037,555,323	(1,660,811,709)
Net increase (decrease) in net assets	3,077,135,768	(1,643,606,450)
Net assets:
Beginning of year	14,120,130,578	15,763,737,028
End of year	$17,197,266,346	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$9,636,567	$1,236,679
Net realized gain	935,343	362,897
Net increase in net assets resulting from operations	10,571,910	1,599,576
Net increase (decrease) in net assets from beneficial interest transactions	(762,944,902)	123,527,693
Net increase (decrease) in net assets	(752,372,992)	125,127,269
Net assets:
Beginning of year	12,636,283,991	12,511,156,722
End of year	$11,883,910,999	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$437,876	$154,098
Net realized gain	70,058	26,605
Net increase in net assets resulting from operations	507,934	180,703
Net increase (decrease) in net assets from beneficial interest transactions	21,560,886	(36,199,458)
Net increase (decrease) in net assets	22,068,820	(36,018,755)
Net assets:
Beginning of year	1,355,018,768	1,391,037,523
End of year	$1,377,087,588	$1,355,018,768

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

For the period from January 19, 2016[1] to April 30, 2016
Prime CNAV Master Fund
From operations:
Net investment income	$312,627
Net increase in net assets resulting from operations	312,627
Net increase in net assets from beneficial interest transactions	492,786,989
Net increase in net assets	493,099,616
Net assets:
Beginning of year	—
End of year	$493,099,616

[1]	Commencement of operations.

See accompanying notes to financial statements

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2016
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.26%
Supplemental data:
Total investment return[1]	0.26%
Net assets, end of year (000’s)	$17,197,266

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.09%
Net investment income	0.08%
Supplemental data:
Total investment return[1]	0.09%
Net assets, end of year (000’s)	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%

0.11%	0.11%	0.19%	0.20%
$14,120,131	$15,763,737	$19,137,609	$15,688,562

0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[2]	0.06%
0.01%	0.01%	0.05%	0.01%

0.01%	0.01%	0.05%	0.01%
$12,636,284	$12,511,157	$12,225,550	$13,044,384

See accompanying notes to financial statements

Master Trust

Financial highlights

Year ended April 30,
2016
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.03%
Supplemental data:
Total investment return[1]	0.03%
Net assets, end of year (000’s)	$1,377,088

Prime CNAV Master Fund	For the period from January 19, 2016[3] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[4]
Expenses after fee waivers	0.00%[4,5]
Net investment income	0.43%[4]
Supplemental data:
Total investment return[1]	0.12%
Net assets, end of year (000’s)	$493,100

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. For Prime CNAV Master Fund, total investment return for the period of less than one year has not been annualized.

[2]	Waiver by advisor represents less than 0.005%.

[3]	Commencement of operations.

[4]	Annualized.

[5]	Amount less than 0.005%.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[2]	0.10%[2]
0.01%	0.01%	0.06%	0.06%

0.01%	0.02%	0.07%	0.06%
$1,355,019	$1,391,038	$1,556,326	$1,160,792

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities.

Master Trust

Notes to financial statements

Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an

Master Trust

Notes to financial statements

effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2016, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,331,496, $934,156 and $111,451, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2016, UBS AM was obligated to reduce its management fees otherwise receivable by $34,287, $23,097, $7,284 and $4,426 for the independent trustees fees payable by Prime Master

Master Trust

Notes to financial statements

Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund, respectively. In addition, UBS AM has undertaken to waive fees and/or reimburse expenses in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived $1,493,991 and $919,256 for Treasury Master Fund and Tax Free Master Fund, respectively, for that purpose, such amounts are not subject to future recoupment. As part of the commencement of operations for Prime CNAV Master Fund, for the period February 1, 2016 through April 30, 2016, UBS AM voluntarily waived its management fee of 0.10% equaling $70,389, which is not subject to future recoupment.

Until June 16, 2016, the Master Funds invested cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operated in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market was managed by UBS AM and was offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acted as managing member and received a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM could, in its sole discretion, waive all or any portion of the management fee to which it was entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would have been reflected as securities lending income in the Statement of operations.

Master Trust

Notes to financial statements

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	88,108,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund

Master Trust

Notes to financial statements

receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2016, the Master Funds did not have any securities on loan.

Beneficial interest transactions

	For the years ended April 30,
	2016	2015
Prime Master Fund
Contributions	$47,016,868,030	$46,715,500,630
Withdrawals	(43,979,312,707)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$3,037,555,323	$(1,660,811,709)

	For the years ended April 30,
	2016	2015
Treasury Master Fund
Contributions	$28,255,411,545	$25,098,121,478
Withdrawals	(29,018,356,447)	(24,974,593,785)
Net increase (decrease) in beneficial interest	$(762,944,902)	$123,527,693

	For the years ended April 30,
	2016	2015
Tax-Free Master Fund
Contributions	$1,598,987,976	$1,679,665,637
Withdrawals	(1,577,427,090)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$21,560,886	$(36,199,458)

Prime CNAV Master Fund	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$566,064,862
Withdrawals	(73,277,873)
Net increase in beneficial interest	$492,786,989

[1]	Commencement of operations.

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for the Prime CNAV Master Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable price. The Master Funds’ registration statement has been supplemented with further information regarding the changes.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund (four of the series comprising the Master Trust) (the “Trust”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and Prime CNAV Master Fund at April 30, 2016, the results of their

Master Trust

operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents. The Web site referenced above also contains a variety of additional information regarding the Master Funds and certain of their feeder funds.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent
12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 21-22, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Prime Investor Fund, UBS Prime Preferred Fund and UBS Prime Reserves Fund, series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Prime Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Prime Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be substantially similar to the services provided to those other UBS master-feeder money market funds. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Prime Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are substantially similar to the New Prime Funds.

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Master Trust

Board approval of the management contract for Prime CNAV Master Fund (unaudited)

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

UBS Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 74 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989).

UBS Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 59 portfolios) for which UBS Asset Management (Americas) Inc. (“UBS AM”) or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 80 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy, among many others) (from 1982 until 1995).

Alan S. Bernikow; 75 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).

UBS Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Florida Community Bank, N.A. (and serves as the chair of its audit committee).

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 69 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 56 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

UBS Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 60 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

UBS Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

UBS Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 50	Chief Compliance Officer	Since 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) and had served as a vice president and assistant secretary (from 2005 to 2016) of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Rose Ann Bubloski*; 48	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) (from 2008 to 2012) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 52	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver is president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Lisa N. DiPaolo*; 38	Vice President	Since November 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since November 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 50	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (from 2007 to 2011) and global head of registered fund product control (since January 2016) (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Elbridge T. Gerry III*; 59	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 58	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joanne M. Kilkeary*; 48	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 40	Vice President and Assistant Treasurer	Since 2014	Ms. Lee is a director (since March 2016) (prior to which she was an associate director (from 2009 to 2016)) of registered fund product control of UBS AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Tammie Lee*; 45	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005)) and associate general counsel of UBS AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joshua M. Lindauer*; 28	Vice President and Assistant Secretary	Since May 2016	Mr. Lindauer is an associate director and associate general counsel of UBS AM-Americas region (since May 2016). Prior to joining UBS AM-Americas region, Mr. Lindauer was an associate counsel at Fred Alger Management, Inc. (from 2015 to 2016) and a paralegal (from 2014 to 2015). From 2010 to 2014, Mr. Lindauer was a law student. Mr. Lindauer is a vice president and assistant secretary of 7 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

William T. MacGregor*; 40	Vice President and Assistant Secretary	Since September 2015	Mr. MacGregor is an executive director and deputy general counsel at UBS AM—Americas region. From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Ryan Nugent*; 38	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Nancy Osborn*; 50	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Robert Sabatino**; 42	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 30 portfolios) for which UBS AM serves as investment advisor or manager.

Eric Sanders*; 50	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

David Walczak**; 32	Vice President	Since February 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2016) and portfolio manager of UBS AM— Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Keith A. Weller*; 54	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Mandy Yu*, 32	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (since 2012)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (concluded)

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa DiPaolo Vice President David Walczak Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1149

Money Market Funds

UBS Select Capital Funds

Annual Report

April 30, 2016

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

June 10, 2016

Dear Shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (the “Funds”) for the 12 months ended April 30, 2016 (the “reporting period”).

Performance

In December 2015, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. While the yields on a wide range of short-term investments moved higher over the period as the market anticipated the Fed action as well as potential future actions into 2016, yields still remained low by historical comparison. (For more details on the Fed’s actions, see below.) As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Capital Fund: 0.36% as of April 30, 2016, versus 0.04% on April 30, 2015.

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

UBS Select Tax-Free Capital Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

1

UBS Select Capital Funds

•	UBS Select Treasury Capital Fund: 0.13% as of April 30, 2016, versus 0.01% on April 30, 2015.

•	UBS Select Tax-Free Capital Fund: 0.13% as of April 30, 2016, versus 0.01% on April 30, 2015.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand, but the pace moderated during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 3.9% seasonally adjusted annualized rate during the second quarter of 2015. GDP growth then slowed to 2.0% and 1.4% for the third and fourth quarters of 2015, respectively. Finally, first-quarter 2016 GDP grew at a 0.8% rate.[1]

Q.	How did the Fed react to the economic environment?
A.	The Fed took its initial step toward normalizing monetary policy during the reporting period. In December 2015, the Fed raised the fed funds rates for the first time in nearly a decade. The US central bank boosted the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. In its official statement the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2% inflation…The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate for GDP announced on May 27, 2016, after the reporting period had ended.

2

UBS Select Capital Funds

funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” During its meetings that concluded on January 27, March 16, and April 27, 2016, the Fed kept rates on hold.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

With respect to the weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Capital Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the fiscal year. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period, the Master Fund’s WAM was 42 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper and time deposits, and, to lesser extents, repurchase agreements and US government and agency obligations. Conversely, we decreased its exposures to certificates of deposits, short-term corporate obligations and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Capital Funds

•

The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased and, at period-end on April 30, 2016, it was 59 days. At the security level, we increased the Master Fund’s exposure to direct Treasuries and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market as well as the upcoming liquidation of the Fund. At the end of the reporting period, its WAM was six days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and, to a modest extent, to short-term US government obligations. Conversely, we reduced its exposure to municipal bonds and notes.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	As previously communicated to shareholders, both UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund are closing in late June 2016 and will be liquidated; UBS Select Government Capital Fund was offered as an alternative investment for impacted shareholders. The Fund closures were in response to federal regulatory changes impacting money market funds.

Turning to the economy, in our view, the US economy will continue to grow in 2016. That being said, we feel the expansion will be fairly moderate and inflation will remain largely benign. Against this backdrop, we believe the Fed will take a very deliberate pace in terms of normalizing monetary policy. We anticipate continuing to manage UBS Select Treasury Capital Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on

4

UBS Select Capital Funds

the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Asset Management (Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

5

UBS Select Capital Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2016. The views and opinions in the letter were current as of June 10, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Capital Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.20	$1.00	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	1.01	0.20

UBS Select Treasury Capital Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

8

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

	Beginning account value November 1, 2015	Ending account value[2] April 30, 2016	Expenses paid during period[3] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.57	0.30	0.06

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

9

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.36%	0.07%	0.04%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.36	0.07	0.04
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.19	(0.10)	(0.12)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.19	(0.10)	(0.12)
Weighted average maturity[2]	42 days	33 days	44 days
Net assets (mm)	$2,943.5	$2,270.7	$1,908.5

UBS Select Treasury Capital Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.13%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.14	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.03)	(0.27)	(0.29)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.03)	(0.27)	(0.29)
Weighted average maturity[2]	59 days	43 days	36 days
Net assets (mm)	$1,328.8	$1,376.5	$1,582.6

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

10

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	04/30/16	10/31/15	04/30/15
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.13%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.13	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.06)	(0.36)	(0.27)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.06)	(0.36)	(0.27)
Weighted average maturity[2]	6 days	14 days	19 days
Net assets (mm)	$976.5	$995.0	849.4

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

You could lose money by investing in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund’s sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the Funds’ sponsor will provide financial support to a Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Capital Funds

Statement of assets and liabilities

April 30, 2016

UBS Select Prime Capital Fund

Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$2,944,633,769; $1,329,063,515 and $976,630,466, respectively, which approximates cost for federal income tax purposes)	$2,944,633,769
Other assets	39,454
Total assets	2,944,673,223

Liabilities:
Dividends payable to shareholders	865,577
Payable to affiliate	203,749
Trustees’ fees payable	—
Accrued expenses and other liabilities	92,086
Total liabilities	1,161,412

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,943,477,744; 1,328,765,754 and 976,510,090 outstanding, respectively	$2,943,477,744
Accumulated net realized gain	34,067
Net assets	$2,943,511,811
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$1,329,063,515	$976,630,466
17,756	88,580
1,329,081,271	976,719,046

143,500	94,838
89,610	45,439
307	464
64,547	60,626
297,964	201,367

$1,328,765,754	$976,510,090
17,553	7,589
$1,328,783,307	$976,517,679
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of operations

For the year ended April 30, 2016

UBS Select Prime Capital Fund

Investment income:
Interest income allocated from Master Fund	$9,124,353
Expenses allocated from Master Fund	(2,490,764)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	6,633,589

Expenses:
Service fees	3,735,508
Administration fees	2,490,255
Transfer agency fees	169,840
Professional fees	56,553
Trustees’ fees	40,405
Insurance fees	36,808
State registration fees	28,726
Reports and notices to shareholders	19,745
Accounting fees	14,000
Other expenses	17,540
6,609,380
Fee waivers and/or expense reimbursements by administrator and distributor	(4,119,550)
Net expenses	2,489,830
Net investment income	4,143,759
Net realized gain allocated from Master Fund	36,088
Net increase in net assets resulting from operations	$4,179,847

14

See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$2,439,533	$702,855
(1,427,762)	(1,037,801)
169,023	645,442
1,180,794	310,496

2,141,518	1,556,733
1,427,046	1,037,631
100,064	71,739
55,745	64,735
32,452	28,922
15,650	38,903
24,275	40,185
14,364	14,410
14,000	14,000
13,058	11,447
3,838,172	2,878,705
(3,273,596)	(2,767,720)
564,576	110,985
616,218	199,511
102,814	47,332
$719,032	$246,843

15

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Prime Capital Fund
From operations:
Net investment income	$4,143,759	$381,868
Net realized gain	36,088	20,287
Net increase in net assets resulting from operations	4,179,847	402,155
Dividends and distributions to shareholders from:
Net investment income	(4,143,759)	(381,868)
Net realized gains	(15,572)	(6,830)
Total dividends and distributions to shareholders	(4,159,331)	(388,698)
Net increase in net assets from beneficial interest transactions	1,035,041,295	158,946,612
Net increase in net assets	1,035,061,811	158,960,069
Net assets:
Beginning of year	1,908,450,000	1,749,489,931
End of year	$2,943,511,811	$1,908,450,000
Accumulated undistributed net investment income	$—	$—

UBS Select Treasury Capital Fund
From operations:
Net investment income	$616,218	$134,898
Net realized gain	102,814	39,972
Net increase in net assets resulting from operations	719,032	174,870
Dividends and distributions to shareholders from:
Net investment income	(616,218)	(134,898)
Net realized gains	(118,366)	(13,483)
Total dividends and distributions to shareholders	(734,584)	(148,381)
Net increase (decrease) in net assets from beneficial interest transactions	(253,832,361)	249,309,843
Net increase (decrease) in net assets	(253,847,913)	249,336,332
Net assets:
Beginning of year	1,582,631,220	1,333,294,888
End of year	$1,328,783,307	$1,582,631,220
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
UBS Select Tax-Free Capital Fund
From operations:
Net investment income	$199,511	$94,111
Net realized gain	47,332	16,526
Net increase in net assets resulting from operations	246,843	110,637
Dividends and distributions to shareholders from:
Net investment income	(199,511)	(94,111)
Net realized gains	(56,236)	(51,538)
Total dividends and distributions to shareholders	(255,747)	(145,649)
Net increase in net assets from beneficial interest transactions	127,130,238	4,248,699
Net increase in net assets	127,121,334	4,213,687
Net assets:
Beginning of year	849,396,345	845,182,658
End of year	$976,517,679	$849,396,345
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,			For the period July 16, 2012[1] to April 30, 2013
	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.000 [2]	0.000 [2]	0.001
Net realized gains	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.002	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.002)	(0.000)[2]	(0.000)[2]	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.002)	(0.000)[2]	(0.000)[2]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.15%	0.02%	0.02%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%	0.37%	0.36%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%	0.20%	0.20%	0.20%[5]
Net investment income[4]	0.17%	0.02%	0.02%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,943,512	$1,908,450	$1,749,490	$2,788,335

[1]	Operations commenced on July 16, 2012.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

[5]	Annualized.

18

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,			For the period July 16, 2012[1] to April 30, 2013
	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gains	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.05%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.13%	0.06%	0.06%	0.14%[5]
Net investment income[4]	0.04%	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,328,783	$1,582,631	$1,333,295	$1,637,033

[1]	Operations commenced on July 16, 2012.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

[5]	Annualized.

19

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,			For the period July 16, 2012[1] to April 30, 2013
	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gains	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.38%	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.05%	0.04%	0.07%	0.14%[5]
Net investment income[4]	0.02%	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$976,518	$849,396	$845,183	$758,888

[1]	Operations commenced on July 16, 2012.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

[5]	Annualized.

20

See accompanying notes to financial statements

UBS Select Capital Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Capital Fund (“Prime Capital Fund”), UBS Select Treasury Capital Fund (“Treasury Capital Fund”), and UBS Select Tax-Free Capital Fund (“Tax-Free Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (17.12% for Prime Capital Fund, 11.18% for Treasury Capital Fund and 70.92% for Tax-Free Capital Fund at April 30, 2016). All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statements of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

21

UBS Select Capital Funds

Notes to financial statements

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such

22

UBS Select Capital Funds

Notes to financial statements

amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2016, each Fund owed UBS AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts due to UBS AM
Prime Capital Fund	$244,812
Treasury Capital Fund	111,543
Tax-Free Capital Fund	77,576

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Asset Management (US) Inc. (“UBS AM—US”) to waive its shareholder servicing fee, so that each Fund’s total ordinary annual operating expenses through August 31, 2016 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further

23

UBS Select Capital Funds

Notes to financial statements

below.) For the year ended April 30, 2016, UBS AM was contractually obligated to waive administration fees as follows:

Fund	Amounts waived by UBS AM
Prime Capital Fund	$384,042
Treasury Capital Fund	100,667

Each Fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those years to exceed such expense cap.

At April 30, 2016, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to recoupment by UBS AM:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2017	Expires April 30, 2018	Expires April 30, 2019
Prime Capital Fund	$11,479,999	$3,843,885	$3,516,564	$4,119,550
Treasury Capital Fund	5,796,528	1,866,189	1,688,154	2,242,185
Tax-Free Capital Fund	3,534,753	1,226,032	1,113,109	1,195,612

UBS AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived fees and/or reimbursed expenses as follows:

Fund	Amounts waived by UBS AM
Treasury Capital Fund	$1,031,411
Tax-Free Capital Fund	1,572,108

Such voluntary waived and/or reimbursed amounts are not subject to future recoupment.

24

UBS Select Capital Funds

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund’s average daily net assets. UBS AM—US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver arrangement that continues until August 31, 2016, as explained above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the fund.

At April 30, 2016, each Fund was due from UBS AM-US and/or UBS AM for waived shareholder service fees/expense reimbursements as follows:

Fund	Amounts due from UBS AM
Prime Capital Fund	$41,063
Treasury Capital Fund	21,933
Tax-Free Capital Fund	32,137

For the year ended April 30, 2016, UBS AM—US waived service fees otherwise payable to it under the shareholder services plans as follows:

Fund	Amounts waived by UBS AM—US
Prime Capital Fund	$3,735,508
Treasury Capital Fund	2,141,518
Tax-Free Capital Fund	1,195,612

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Capital Fund	2016	2015
Shares sold	24,519,128,453	23,559,163,219
Shares repurchased	(23,487,244,376)	(23,400,529,523)
Dividends reinvested	3,157,218	312,916
Net increase in shares outstanding	1,035,041,295	158,946,612

25

UBS Select Capital Funds

Notes to financial statements

	For the years ended April 30,
Treasury Capital Fund	2016	2015
Shares sold	9,401,463,988	9,474,516,075
Shares repurchased	(9,655,882,460)	(9,225,349,583)
Dividends reinvested	586,111	143,351
Net increase (decrease) in shares outstanding	(253,832,361)	249,309,843

	For the years ended April 30,
Tax-Free Capital Fund	2016	2015
Shares sold	6,919,482,909	6,932,008,491
Shares repurchased	(6,792,518,293)	(6,927,902,016)
Dividends reinvested	165,622	142,224
Net increase in shares outstanding	127,130,238	4,248,699

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal years ended April 30, 2016 and April 30, 2015, was 67.02% and 64.62% tax-exempt income, 10.99% and 0.02% ordinary income, and 21.99% and 35.36% long-term capital gain, respectively.

At April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $899,644 for Prime Capital Fund, (2) undistributed ordinary income of $160,970 and undistributed long-term capital gains of $83 for Treasury Capital Fund, and (3) undistributed tax-exempt income of $94,838 and undistributed long-term capital gains of $7,589 for Tax-Free Capital Fund.

26

UBS Select Capital Funds

Notes to financial statements

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2016, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years since Fund inception in 2012 to period ended April 30, 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. The prospectus for Prime Capital Fund,

27

Treasury Capital Fund and Tax-Free Capital Fund has been supplemented with further information regarding the changes. For further information, also please see the Subsequent Event note below.

Subsequent Event

As a result of the amendments to Rule 2a-7 under the 1940 Act, the primary rule governing money market funds, upon the recommendation of UBS AM, the Board of Trustees of Prime Capital Fund and Tax-Free Capital Fund (the “Liquidating Funds”) approved the liquidation of each Liquidating Fund pursuant to a plan of liquidation. Accordingly, effective June 23, 2016, shares of the Liquidating Funds were no longer offered for purchase; all shares of each Liquidating Fund were redeemed in accordance with the respective plan of liquidation on June 24, 2016. The prospectus for the Liquidating Funds has been supplemented with further information regarding the liquidation.

28

UBS Select Capital Funds

Report of independent registered public

accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Capital Fund,

UBS Select Treasury Capital Fund and

UBS Select Tax-Free Capital Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2016, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

29

UBS Select Capital Funds

UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund at April 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

30

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

(If UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund are closed as expected in late June 2016, information related to those Funds is expected to be removed from the above referenced Web site shortly after their closure.)

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on

31

UBS Select Capital Funds

General information (unaudited)

UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2015 as short-term capital gain dividends.

UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund hereby designate 93.71% and 85.71%, respectively, of the ordinary income dividends paid during the fiscal year ended April 30, 2016 as interest related dividends.

32

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government and agency obligations—6.94%
Federal Home Loan Bank
0.300%, due 05/25/16[1]	$250,000,000	$249,950,000
0.395%, due 06/01/16[1]	50,000,000	49,982,993
0.531%, due 05/22/16[2]	77,000,000	77,000,000
US Treasury Bills
0.411%, due 06/02/16[1]	40,000,000	39,985,387
0.507%, due 09/15/16[1]	250,000,000	249,517,646
US Treasury Notes
0.418%, due 05/02/16[2]	150,000,000	150,013,671
0.522%, due 05/02/16[2]	227,000,000	227,141,970
0.625%, due 07/15/16	150,000,000	150,027,356
Total US government and agency obligations (cost—$1,193,619,023)		1,193,619,023
Time deposits—14.23%
Banking-non-US—14.23%
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/16	672,000,000	672,000,000
Credit Industriel et Commercial 0.300%, due 05/02/16	150,000,000	150,000,000
DnB NOR Bank ASA 0.290%, due 05/02/16	500,000,000	500,000,000
Natixis 0.300%, due 05/02/16	325,000,000	325,000,000
Skandinaviska Enskilda Banken AB 0.300%, due 05/02/16	400,000,000	400,000,000
Svenska Handelsbanken 0.290%, due 05/02/16	400,000,000	400,000,000
Total time deposits (cost—$2,447,000,000)		2,447,000,000
Certificates of deposit—20.39%
Banking-non-US—17.50%
Bank of Montreal 0.616%, due 05/13/16[2]	134,000,000	134,000,000
Bank of Nova Scotia 0.808%, due 07/29/16[2]	137,000,000	137,000,000

33

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(continued)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.610%, due 07/05/16	$183,500,000	$183,500,000
0.610%, due 07/07/16	100,000,000	100,000,000
Credit Industriel et Commercial 0.350%, due 05/06/16	224,000,000	224,000,000
Credit Suisse
0.630%, due 05/03/16	135,250,000	135,250,000
0.650%, due 06/14/16	100,000,000	100,000,000
DZ Bank AG
0.600%, due 05/11/16	62,000,000	62,000,000
0.650%, due 08/08/16	105,000,000	105,000,000
0.750%, due 09/12/16	119,000,000	119,000,000
Mizuho Bank Ltd. 0.660%, due 07/21/16	50,000,000	50,001,115
Natixis
0.587%, due 05/05/16[2]	86,000,000	86,000,000
0.588%, due 05/31/16[2]	240,000,000	240,000,000
Norinchukin Bank 0.400%, due 05/18/16	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd. 0.510%, due 05/13/16	150,000,000	150,000,000
Rabobank Nederland NV
0.705%, due 08/01/16	50,000,000	50,010,806
0.960%, due 01/05/17	96,000,000	96,000,000
Sumitomo Mitsui Banking Corp.
0.370%, due 05/13/16	100,000,000	100,000,000
0.600%, due 06/10/16	148,000,000	148,000,000
0.600%, due 07/12/16	195,000,000	195,000,000
Svenska Handelsbanken
0.540%, due 07/25/16	50,000,000	50,000,000
0.820%, due 07/22/16	50,000,000	50,029,454
Swedbank AB 0.350%, due 05/05/16	263,000,000	263,000,000

34

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Toronto-Dominion Bank
0.540%, due 07/28/16	$85,000,000	$85,000,000
0.786%, due 05/16/16[2]	96,000,000	96,000,000
		3,008,791,375
Banking-US—2.89%
Branch Banking & Trust Co. 0.370%, due 05/05/16	150,000,000	150,000,000
Citibank N.A.
0.580%, due 07/14/16	116,000,000	116,000,000
0.650%, due 05/19/16	114,000,000	114,000,000
HSBC Bank USA N.A. 0.570%, due 05/25/16	117,400,000	117,400,000
		497,400,000
Total certificates of deposit (cost—$3,506,191,375)		3,506,191,375
Commercial paper[1]—45.45%
Asset backed-miscellaneous—24.04%
Antalis US Funding Corp. 0.460%, due 05/31/16	88,160,000	88,126,205
Atlantic Asset Securitization LLC
0.587%, due 05/16/16[2]	240,000,000	240,000,000
0.589%, due 05/09/16[2]	139,750,000	139,750,000
Barton Capital LLC
0.589%, due 05/23/16[2]	150,000,000	150,000,000
0.595%, due 05/12/16[2]	194,750,000	194,750,000
CAFCO LLC 0.580%, due 05/09/16	79,500,000	79,489,753
Chariot Funding LLC
0.667%, due 05/11/16[2]	90,000,000	90,000,000
0.707%, due 05/05/16[2]	50,000,000	50,000,000
Ciesco LLC 0.570%, due 05/12/16	44,000,000	43,992,337
Fairway Finance Co. LLC 0.700%, due 05/26/16	45,000,000	44,978,125

35

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Gotham Funding Corp.
0.570%, due 07/07/16	$94,500,000	$94,399,751
0.570%, due 07/12/16	92,000,000	91,895,120
0.580%, due 07/07/16	95,000,000	94,897,453
Jupiter Securitization Co. LLC 0.689%, due 05/25/16[2]	97,000,000	97,000,000
Liberty Street Funding LLC
0.680%, due 06/16/16	98,000,000	97,914,849
0.700%, due 05/05/16	50,000,000	49,996,111
0.810%, due 08/08/16	99,000,000	98,779,478
LMA Americas LLC
0.400%, due 05/06/16	97,350,000	97,344,592
0.599%, due 05/19/16[2]	90,000,000	90,000,000
0.607%, due 05/03/16[2]	90,000,000	90,000,000
Manhattan Asset Funding Co. LLC
0.590%, due 07/08/16	47,523,000	47,470,038
0.600%, due 07/11/16	38,000,000	37,955,033
Old Line Funding LLC
0.690%, due 07/05/16	100,000,000	99,875,417
0.860%, due 09/09/16	55,500,000	55,326,316
0.870%, due 07/15/16	50,000,000	49,909,375
0.880%, due 10/17/16	143,000,000	142,409,251
Regency Markets No. 1 LLC 0.450%, due 05/16/16	138,000,000	137,974,125
Starbird Funding Corp.
0.587%, due 05/16/16[2]	95,000,000	95,000,000
0.594%, due 05/03/16[2]	97,000,000	97,000,000
0.620%, due 06/10/16	97,000,000	96,933,178
0.630%, due 05/18/16	38,000,000	37,988,695
0.717%, due 05/27/16[2]	90,000,000	90,000,000
Thunder Bay Funding LLC
0.680%, due 08/15/16	88,000,000	87,823,804
0.700%, due 05/19/16	95,000,000	94,966,750
0.840%, due 08/10/16	71,250,000	71,082,088
0.860%, due 09/12/16	88,000,000	87,718,302

36

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
0.521%, due 05/23/16[2]	$170,000,000	$170,000,000
0.589%, due 05/09/16[2]	96,500,000	96,500,000
0.589%, due 05/23/16[2]	115,000,000	115,000,000
Victory Receivables Corp.
0.450%, due 05/05/16	78,705,000	78,701,065
0.550%, due 07/12/16	87,000,000	86,904,300
0.580%, due 07/15/16	95,000,000	94,885,208
0.590%, due 07/08/16	47,000,000	46,947,621
Working Capital Management Co. 0.490%, due 05/18/16	93,300,000	93,278,411
		4,134,962,751
Banking-non-US—19.16%
ANZ National International Ltd. 0.860%, due 10/06/16	85,000,000	84,679,172
ASB Finance Ltd. 0.647%, due 05/03/16[2]	60,000,000	59,999,731
Australia & New Zealand Banking Group Ltd. 0.647%, due 05/05/16[2]	124,000,000	124,000,000
Bank of Nova Scotia 1.020%, due 01/05/17	100,000,000	99,294,500
Banque et Caisse d’Epargne de L’Etat
0.460%, due 05/02/16	95,000,000	94,998,786
0.760%, due 08/03/16	53,500,000	53,393,832
BNP Paribas
0.300%, due 05/02/16	30,000,000	29,999,750
0.380%, due 05/03/16	400,000,000	399,991,556
Caisse Centrale Desjardins 0.490%, due 06/01/16	150,000,000	149,936,708
Commonwealth Bank of Australia
0.647%, due 05/09/16[2]	95,000,000	95,000,000
0.820%, due 10/07/16	107,000,000	106,612,482
DnB NOR Bank ASA 0.600%, due 06/13/16	144,500,000	144,396,442
Erste Abwicklungsanstalt
0.660%, due 05/13/16	195,000,000	194,957,100
0.730%, due 09/06/16	67,250,000	67,075,449

37

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Mizuho Bank Ltd.
0.600%, due 06/07/16	$92,000,000	$91,943,267
0.710%, due 05/13/16	75,000,000	74,982,250
National Australia Bank Ltd. 0.815%, due 10/03/16	144,000,000	143,494,700
Nordea Bank AB
0.555%, due 06/07/16	97,000,000	96,944,670
0.615%, due 06/07/16	129,250,000	129,168,303
0.640%, due 05/05/16	90,500,000	90,493,564
0.800%, due 10/04/16	105,500,000	105,134,267
Rabobank Nederland NV
0.645%, due 05/03/16	95,000,000	94,996,596
0.840%, due 10/13/16	92,000,000	91,645,800
Skandinaviska Enskilda Banken AB
0.590%, due 08/05/16	77,000,000	76,878,853
0.820%, due 10/03/16	119,000,000	118,579,864
0.840%, due 10/26/16	96,000,000	95,601,280
Svenska Handelsbanken AB 0.710%, due 09/01/16	140,000,000	139,660,383
Westpac Banking Corp.
0.890%, due 08/04/16	73,000,000	72,828,551
0.980%, due 01/04/17	102,000,000	101,311,387
Westpac Securities NZ Ltd. 0.607%, due 05/10/16[2]	67,000,000	67,000,000
		3,294,999,243
Banking-US—1.56%
Bedford Row Funding Corp. 0.850%, due 10/07/16	117,000,000	116,560,762
Toronto-Dominion Holdings USA, Inc. 0.470%, due 06/06/16	150,000,000	149,929,500
		266,490,262
Supranational—0.69%
European Investment Bank 0.595%, due 06/01/16	119,350,000	119,288,850
Total commercial paper (cost—$7,815,741,106)		7,815,741,106

38

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Non-US government agency—0.41%
Export Development Canada 0.735%, due 06/06/16[2,3] (cost—$70,000,000)	$70,000,000	$70,000,000
Short-term corporate obligations—2.03%
Banking-non-US—1.01%
Royal Bank of Canada 0.747%, due 07/07/16[2,3]	175,000,000	175,000,000
Banking-US—1.02%
Wells Fargo Bank N.A.
0.754%, due 06/15/16[2]	50,000,000	50,000,000
0.804%, due 06/22/16[2]	125,000,000	125,000,000
		175,000,000
Total Short-term corporate obligations (cost—$350,000,000)		350,000,000
Repurchase agreements—9.68%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $8,804,100 US Treasury Bond, 3.375% due 05/15/44; (value—$10,200,003); proceeds:$10,000,233	10,000,000	10,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $696,886,500 US Treasury Note, 1.125% due 12/31/19; (value—$700,014,678); proceeds:$700,014,583	700,000,000	700,000,000
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.270% due 05/02/16, collateralized by $37,100,000 Federal Home Loan Bank obligations, 0.625% to 5.000% due 12/28/16 to 04/28/36, $111,346,000 Federal Home Loan Mortgage Corp. obligations, 1.250% to 5.125% due 11/17/17 to 05/22/23, $158,614,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 10/26/16 to 09/27/32 and $890,000 Tennessee Valley Authority, 3.875% due 02/15/21; (value—$311,202,396); proceeds:$305,106,865	305,100,000	305,100,000

39

Prime Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 05/03/16, collateralized by $635,970,171 Federal Home Loan Mortgage Corp. obligations, 1.856% to 6.000% due 05/15/23 to 01/15/43 and $573,075,879 Federal National Mortgage Association obligations, zero coupon to 10.500% due 03/25/19 to 04/01/46; (value—$255,000,001); proceeds:$250,014,097	$250,000,000	$250,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 06/06/16, collateralized by $1,197,621,102 various asset-backed convertible bonds, zero coupon to 7.000% due 01/15/26 to 09/27/47; (value—$321,000,000); proceeds: $300,599,083[4,5]	300,000,000	300,000,000
Repurchase agreement dated 03/07/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.690% due 06/06/16, collateralized by $4,584,462,916 various asset-backed convertible bonds, zero coupon to 108.341% due 07/17/19 to 10/15/48; (value—$107,000,000); proceeds: $100,199,694[4]	100,000,000	100,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $503,982 US Treasury Notes, 1.625% to 1.750% due 06/30/19 to 09/30/19; (value—$516,739); proceeds:$505,000	505,000	505,000
Total repurchase agreements (cost—$1,665,605,000)		1,665,605,000
Total investments (cost—$17,048,156,504 which approximates cost for federal income tax purposes)—99.13%		17,048,156,504
Other assets in excess of liabilities—0.87%		149,109,842
Net assets—100.00%		$17,197,266,346

40

Prime Master Fund

Statement of net assets—April 30, 2016

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,193,619,023	$—	$1,193,619,023
Time deposits	—	2,447,000,000	—	2,447,000,000
Certificates of deposit	—	3,506,191,375	—	3,506,191,375
Commercial paper	—	7,815,741,106	—	7,815,741,106
Non-US government agency	—	70,000,000	—	70,000,000
Short-term corporate obligations	—	350,000,000	—	350,000,000
Repurchase agreements	—	1,665,605,000	—	1,665,605,000
Total	$—	$17,048,156,504	$—	$17,048,156,504

At April 30, 2016, there were no transfers between Level 1 and Level 2.

41

Prime Master Fund

Statement of net assets—April 30, 2016

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	51.0%
Sweden	11.8
France	10.0
Japan	5.8
Canada	5.5
Australia	4.5
Norway	3.8
Germany	3.2
Switzerland	1.4
New Zealand	1.2
Singapore	0.9
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.42% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2016.

[5]	Illiquid investment as of April 30, 2016.

42

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
US government obligations—45.70%
US Treasury Bills[1]
0.295%, due 06/23/16	$200,000,000	$199,913,139
0.370%, due 06/02/16	170,000,000	169,944,089
0.460%, due 09/01/16	150,000,000	149,754,000
0.467%, due 08/04/16	150,000,000	149,814,948
0.477%, due 06/09/16	50,000,000	49,974,163
0.505%, due 09/15/16	250,000,000	249,519,548
0.573%, due 03/30/17	200,000,000	198,939,950
US Treasury Notes
0.303%, due 05/02/16[2]	400,000,000	399,978,930
0.418%, due 05/02/16[2]	353,000,000	352,985,694
0.421%, due 05/02/16[2]	125,000,000	124,929,580
0.500%, due 07/31/16	200,000,000	200,107,866
0.500%, due 08/31/16	200,000,000	200,046,662
0.500%, due 11/30/16	150,000,000	149,882,480
0.500%, due 01/31/17	120,000,000	119,991,201
0.522%, due 05/02/16[2]	316,750,000	317,138,508
0.625%, due 07/15/16	425,000,000	425,253,086
0.625%, due 10/15/16	440,000,000	440,230,670
0.625%, due 11/15/16	100,000,000	100,012,796
0.625%, due 12/31/16	250,000,000	250,280,732
0.625%, due 02/15/17	125,000,000	125,090,480
0.750%, due 01/15/17	150,000,000	150,229,774
0.875%, due 09/15/16	275,000,000	275,386,298
1.000%, due 08/31/16	350,000,000	350,782,808
1.000%, due 09/30/16	50,000,000	50,130,343
1.750%, due 05/31/16	130,000,000	130,158,614
3.000%, due 08/31/16	100,000,000	100,780,310
Total US government obligations (cost—$5,431,256,669)		5,431,256,669
Repurchase agreements—47.55%
Repurchase agreement dated 04/29/16 with Barclays Capital, Inc., 0.280% due 05/02/16, collateralized by $403,571,700 US Treasury Bond, 3.000% due 05/15/45 and $61,519,200 US Treasury Note, 2.250% due 04/30/21; (value—$499,800,013); proceeds: $490,011,433	490,000,000	490,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/29/16 with
BNP Paribas Securities Corp., 0.280% due 05/02/16, collateralized by $106,124,000 US Treasury Bills, zero coupon due 05/26/16 to 10/20/16, $208,444,200 US Treasury Bonds, 3.125% to 7.875% due 05/15/16 to 02/15/44, $29,900,100 US Treasury Inflation Index Notes, 0.250% to 0.625% due 07/15/21 to 01/15/25, $69,068,400 US Treasury Notes, zero coupon to 4.625% due 05/15/16 to 01/31/23, $5,700 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/18 to 05/15/45, $271 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 11/15/30 and $200 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$459,000,001);
proceeds: $450,010,500

	$450,000,000	$450,000,000
Repurchase agreement dated 04/29/16 with Federal Reserve Bank of New York, 0.250% due 05/02/16, collateralized by $1,089,081,200 US Treasury Bonds, 5.250% to 6.250% due 08/15/23 to 11/15/28 and $1,466,210,700 US Treasury Notes, 1.375% to 3.625% due 08/15/19 to 04/30/21; (value—$3,000,062,560); proceeds: $3,000,062,500	3,000,000,000	3,000,000,000
Repurchase agreement dated 04/26/16 with Goldman Sachs & Co., 0.270% due 05/03/16, collateralized by $324,300 US Treasury Bill, zero coupon due 06/30/16, $75,760,200 US Treasury Bonds, 2.875% to 4.750% due 02/15/41 to 08/15/45 and $153,673,200 US Treasury Note, 0.500% due 09/30/16; (value—$255,000,008); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 04/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/04/16, collateralized by $140,916,100 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $31,350,800 US Treasury Note, 2.125% due 12/31/22; (value—$204,000,034); proceeds: $200,010,500	200,000,000	200,000,000

44

Treasury Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/03/16, collateralized by $241,927,300 US Treasury Inflation Index Note, 0.125% due 04/15/17; (value—$255,000,010); proceeds: $250,013,611	$250,000,000	$250,000,000
Repurchase agreement dated 04/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 05/02/16, collateralized by $102,204,000 US Treasury Inflation Index Note, 0.125% due 04/15/17 and $147,043,400 US Treasury Note, 2.500% due 05/15/24; (value—$265,200,014); proceeds: $260,006,067	260,000,000	260,000,000
Repurchase agreement dated 04/29/16 with Mitsubishi UFJ Securities USA, Inc. 0.260% due 05/02/16, collateralized by $15,001,300 US Treasury Bonds, 3.750% to 4.750% due 02/15/37 to 08/15/41, $32,997,700 US Treasury Inflation Index Note, 1.375% due 01/15/20 and $441,832,000 US Treasury Notes, 0.625% to 3.750% due 09/30/16 to 02/15/26; (value—$510,000,100); proceeds: $500,010,833	500,000,000	500,000,000
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $720,000 US Treasury Note, 2.250% due 07/31/21; (value—$756,136); proceeds: $737,000	737,000	737,000
Repurchase agreement dated 04/27/16 with Toronto-Dominion Bank, 0.280% due 05/04/16, collateralized by $9,157,700 US Treasury Bond, 3.000% due 11/15/44, $23,050,000 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $211,773,300 US Treasury Notes, 0.625% to 3.250% due 07/31/16 to 12/31/21; (value—$255,000,069); proceeds: $250,013,611	250,000,000	250,000,000
Total repurchase agreements (cost—$5,650,737,000)		5,650,737,000
Total investments (cost—$11,081,993,669 which approximates cost for federal income tax purposes)—93.25%		11,081,993,669
Other assets in excess of liabilities—6.75%		801,917,330
Net assets—100.00%		$11,883,910,999

45

Treasury Master Fund

Statement of net assets—April 30, 2016

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 62.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,431,256,669	$—	$5,431,256,669
Repurchase agreements	—	5,650,737,000	—	5,650,737,000
Total	$—	$11,081,993,669	$—	$11,081,993,669

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

46

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—75.77%
Alabama—0.98%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.250%, VRD	$8,050,000	$8,050,000
University of Alabama Revenue (University Hospital),
Series B, 0.420%, VRD	1,875,000	1,875,000
Series C, 0.430%, VRD	3,500,000	3,500,000
		13,425,000
Alaska—0.69%
Alaska International Airports Revenue Refunding (System), Series A, 0.410%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.260%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.250%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.76%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.450%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.60%
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.390%, VRD	1,960,000	1,960,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series D, 0.390%, VRD	7,600,000	7,600,000

47

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Kindergarten, Series B3, 0.230%, VRD	$7,745,000	$7,745,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.390%, VRD	17,900,000	17,900,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.410%, VRD	2,000,000	2,000,000
Los Angeles Water and Power Revenue, Subseries B-8, 0.380%, VRD	8,400,000	8,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.370%, VRD	1,665,000	1,665,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.400%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.370%, VRD	14,700,000	14,700,000
Series B, 0.390%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.390%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.370%, VRD	4,850,000	4,850,000
Series C, 0.430%, VRD	870,000	870,000
		104,585,000
Colorado—3.19%
Denver City & County Certificates of Participation Refunding, Series A1, 0.300%, VRD	28,105,000	28,105,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, (concluded)
Series A2, 0.300%, VRD	$14,365,000	$14,365,000
Series A3, 0.300%, VRD	1,420,000	1,420,000
		43,890,000
Connecticut—0.44%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.210%, VRD	6,000,000	6,000,000
District of Columbia—1.35%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.400%, VRD	3,900,000	3,900,000
Subseries B-2, 0.400%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.280%, VRD	6,210,000	6,210,000
		18,610,000
Florida—0.60%
Gainesville Utilities System Revenue, Series A, 0.420%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.400%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—0.36%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.410%, VRD	5,000,000	5,000,000
Illinois—10.82%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.430%, VRD	4,845,000	4,845,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.420%, VRD	$11,200,000	$11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.430%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.420%, VRD	8,100,000	8,100,000
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.450%, VRD	2,767,000	2,767,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.410%, VRD	2,980,000	2,980,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.410%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.280%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.440%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.410%, VRD	1,000,000	1,000,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.410%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.440%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.280%, VRD	7,300,000	7,300,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.410%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.410%, VRD	3,300,000	3,300,000
Illinois State,
Series B-5, 0.390%, VRD	27,700,000	27,700,000
Series B-6, 0.420%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.280%, VRD	3,630,000	3,630,000
		148,955,000
Indiana—1.92%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.280%, VRD	3,000,000	3,000,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.400%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.400%, VRD	5,640,000	5,640,000
Series B, 0.300%, VRD	3,030,000	3,030,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.400%, VRD	7,700,000	7,700,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.420%, VRD	2,600,000	2,600,000
		26,495,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kansas—0.84%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.390%, VRD	$11,500,000	$11,500,000
Louisiana—1.99%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.260%, VRD	16,100,000	16,100,000
Series B, 0.260%, VRD	700,000	700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.260%, VRD	4,150,000	4,150,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.380%, VRD	6,500,000	6,500,000
		27,450,000
Maryland—0.68%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.390%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A, 0.380%, VRD	800,000	800,000
Series B-3, 0.400%, VRD	8,000,000	8,000,000
		9,350,000
Massachusetts—1.98%
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.270%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.390%, VRD	24,500,000	24,500,000
		27,190,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.27%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.300%, VRD	$3,780,000	$3,780,000
Minnesota—2.54%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.390%, VRD	6,860,000	6,860,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.390%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.390%, VRD	15,000,000	15,000,000
		35,010,000
Mississippi—3.99%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.280%, VRD	300,000	300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D, 0.270%, VRD	24,000,000	24,000,000
Series G, 0.250%, VRD	1,700,000	1,700,000
Series I, 0.250%, VRD	20,500,000	20,500,000
Series K, 0.280%, VRD	3,000,000	3,000,000
Series L, 0.280%, VRD	1,800,000	1,800,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series F, 0.380%, VRD	3,700,000	3,700,000
		55,000,000
Missouri—2.14%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.280%, VRD	3,335,000	3,335,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B, 0.300%, VRD	$11,500,000	$11,500,000
Series C, 0.280%, VRD	7,200,000	7,200,000
Series C, 0.280%, VRD	3,600,000	3,600,000
Series D, 0.280%, VRD	3,800,000	3,800,000
		29,435,000
Nebraska—0.62%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.280%, VRD	8,555,000	8,555,000
New Hampshire—0.93%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.250%, VRD	12,850,000	12,850,000
New York—11.09%
Metropolitan Transportation Authority Revenue Dedicated Tax Fund, Subseries B-1, 0.400%, VRD	5,000,000	5,000,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.390%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.410%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.420%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.380%, VRD	6,000,000	6,000,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.370%, VRD	$8,300,000	$8,300,000
Series BB-2, 0.280%, VRD	18,000,000	18,000,000
Series BB-5, 0.270%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.250%, VRD	2,200,000	2,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.370%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries A-4, 0.250%, VRD	9,265,000	9,265,000
Subseries E-4, 0.320%, VRD	8,000,000	8,000,000
New York City, Subseries D-4, 0.280%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.420%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.380%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.380%, VRD	5,100,000	5,100,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.400%, VRD	6,000,000	6,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.390%, VRD	4,030,000	4,030,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.390%, VRD	$3,720,000	$3,720,000
		152,755,000
North Carolina—2.27%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E, 0.380%, VRD	2,200,000	2,200,000
Series H, 0.280%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.440%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.390%, VRD	1,750,000	1,750,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.370%, VRD	1,410,000	1,410,000
		31,290,000
Ohio—3.05%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.440%, VRD	16,040,000	16,040,000
Columbus Sewer Revenue, Series B, 0.390%, VRD	16,000,000	16,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.400%, VRD	7,580,000	7,580,000
Ohio (Common Schools),
Series A, 0.390%, VRD	730,000	730,000
Series B, 0.390%, VRD	1,705,000	1,705,000
		42,055,000
Oregon—0.56%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.390%, VRD	7,700,000	7,700,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.11%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.380%, VRD	$2,580,000	$2,580,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.410%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.410%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.360%, VRD	1,315,000	1,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.420%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.420%, VRD	5,245,000	5,245,000
		29,005,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.410%, VRD	2,555,000	2,555,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.250%, VRD	300,000	300,000
		2,855,000
Tennessee—0.31%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.430%, VRD	4,300,000	4,300,000
Texas—8.39%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.440%, VRD[1,2]	7,750,000	7,750,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.280%, VRD	$28,700,000	$28,700,000
Subseries C-2, 0.280%, VRD	7,100,000	7,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.280%, VRD	4,295,000	4,295,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.410%, VRD	29,605,000	29,605,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.260%, VRD	1,452,000	1,452,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.260%, VRD	17,640,000	17,640,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.260%, VRD	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.420%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.440%, VRD[1,2]	30,000	30,000
University of Texas Permanent University (Funding System), Series A, 0.360%, VRD	1,900,000	1,900,000
University of Texas Revenues (Financing Systems), Series B, 0.360%, VRD	6,000,000	6,000,000
		115,572,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Utah—0.93%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.250%, VRD	$12,830,000	$12,830,000
Virginia—1.02%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.430%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.400%, VRD	3,340,000	3,340,000
		14,040,000
Washington—0.92%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.440%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.400%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.400%, VRD	3,750,000	3,750,000
		12,645,000
Wyoming—0.22%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.250%, VRD	3,000,000	3,000,000
Total municipal bonds and notes (cost—$1,043,417,000)		1,043,417,000
Short-term US government obligation[3]—1.45%
US Treasury Bill 0.196%, due 05/05/16 (cost—$19,999,566)	20,000,000	19,999,566

59

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—22.80%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.430%, due 05/24/16	$6,000,000	$6,000,000
Illinois—2.08%
Illinois Educational Facilities Authority Revenue,
0.090%, due 05/02/16	18,000,000	18,000,000
0.450%, due 05/18/16	10,615,000	10,615,000
		28,615,000
Maryland—0.86%
Johns Hopkins University, 0.030%, due 05/04/16	11,900,000	11,900,000
Massachusetts—1.09%
Harvard University, 0.390%, due 05/10/16	15,000,000	15,000,000
Michigan—1.09%
Trinity Health Credit Group, 0.140%, due 05/04/16	15,000,000	15,000,000
Minnesota—2.18%
Mayo Clinic,
0.390%, due 05/16/16	20,000,000	20,000,000
0.390%, due 05/17/16	10,000,000	10,000,000
		30,000,000
Missouri—3.67%
Curators University,
0.060%, due 05/04/16	30,543,000	30,543,000
0.440%, due 05/17/16	20,000,000	20,000,000
		50,543,000
Pennsylvania—2.36%
Montgomery County,
0.430%, due 05/04/16	5,000,000	5,000,000
0.410%, due 05/05/16	15,000,000	15,000,000
0.420%, due 05/18/16	12,500,000	12,500,000
		32,500,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—2.03%
Vanderbilt University,
0.060%, due 05/04/16	$20,000,000	$20,000,000
0.290%, due 05/23/16	8,000,000	8,000,000
		28,000,000
Texas—5.52%
Dallas Area Rapid Transit,
0.400%, due 05/03/16	10,000,000	10,000,000
0.160%, due 05/10/16	6,000,000	6,000,000
0.140%, due 05/17/16	4,000,000	4,000,000
University of Texas,
0.090%, due 05/04/16	7,000,000	7,000,000
0.050%, due 05/09/16	10,000,000	10,000,000
0.400%, due 05/09/16	12,000,000	12,000,000
0.420%, due 05/10/16	12,000,000	12,000,000
0.400%, due 05/13/16	5,000,000	5,000,000
0.430%, due 05/18/16	10,000,000	10,000,000
		76,000,000
Virginia—0.67%
University of Virginia, 0.420%, due 05/17/16	9,200,000	9,200,000
Washington—0.82%
University of Washington, 0.210%, due 05/04/16	11,250,000	11,250,000
Total tax-exempt commercial paper (cost—$314,008,000)		314,008,000
Total investments (cost—$1,377,424,566 which approximates cost for federal income tax purposes)—100.02%		1,377,424,566
Liabilities in excess of other assets—(0.02)%		(336,978)
Net assets—100.00%		$1,377,087,588

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 62.

61

Tax-Free Master Fund

Statement of net assets—April 30, 2016

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,043,417,000	$—	$1,043,417,000
Short-term US government obligation	—	19,999,566	—	19,999,566
Tax-exempt commercial paper	—	314,008,000	—	314,008,000
Total	$—	$1,377,424,566	$—	$1,377,424,566

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.20% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
OEM	Original Equipment Manufacturer
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2016 and reset periodically.

62

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 to April 30, 2016.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account

63

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,001.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10
Treasury Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

64

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Tax-Free Master Fund

	Beginning account value November 1, 2015	Ending account value April 30, 2016	Expenses paid during period[1] 11/01/15 to 04/30/16	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.66	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

65

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	42 days	33 days	44 days
Net assets (bln)	$17.2	$15.8	$14.1
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Commercial paper	45.5%	46.2%	38.1%
Certificates of deposit	20.4	21.1	28.5
Time deposits	14.2	14.8	11.3
Repurchase agreements	9.7	11.1	7.8
Short-term corporate obligations	2.0	3.4	7.7
US government and agency obligations	6.9	3.4	5.6
Non-US government agency	0.4	0.9	1.0
Other assets less liabilities	0.9	(0.9)	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

You could lose money by investing in Prime Master Fund. Although Prime Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime Master Fund cannot guarantee it will do so. An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Prime Master Fund’s sponsor has no legal obligation to provide financial support to Prime Master Fund, and you should not expect that Prime Master Fund’s sponsor will provide financial support to Prime Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

66

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	59 days	43 days	36 days
Net assets (bln)	$11.9	$12.7	$12.6
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Repurchase agreements	47.6%	75.8%	76.5%
US government obligations	45.7	25.8	21.8
Other assets less liabilities	6.7	(1.6)	1.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Treasury Master Fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Treasury Master Fund’s sponsor has no legal obligation to provide financial support to Treasury Master Fund, and you should not expect that Treasury Master Fund’s sponsor will provide financial support to Treasury Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/16	10/31/15	04/30/15
Weighted average maturity[1]	6 days	14 days	19 days
Net assets (bln)	$1.4	$1.4	$1.4
Portfolio composition[2]	04/30/16	10/31/15	04/30/15
Municipal bonds and notes	75.8%	79.6%	84.3%
Tax-exempt commercial paper	22.8	16.8	15.6
Short-term US government obligation	1.5	1.7	—
Other assets less liabilities	(0.1)	1.9	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in Tax-Free Master Fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Tax-Free Master Fund’s sponsor has no legal obligation to provide financial support to Tax-Free Master Fund, and you should not expect that Tax-Free Master Fund’s sponsor will provide financial support to Tax-Free Master Fund at any time.

Not FDIC Insured. May lose value. No bank guarantee.

68

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69

Master Trust

Statement of operations

For the year ended April 30, 2016

Prime Master Fund

Investment income:
Interest	$54,765,468

Expenses:
Investment advisory and administration fees	15,279,909
Trustees’ fees	133,869
Total expenses	15,413,778
Fee waivers/expense reimbursements by investment advisor	—
Net expenses	15,413,778
Net investment income	39,351,690
Net realized gain	228,755
Net increase in net assets resulting from operations	$39,580,445

70

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$20,365,398	$1,005,900

12,114,709	1,455,210
108,113	32,070
12,222,822	1,487,280
(1,493,991)	(919,256)
10,728,831	568,024
9,636,567	437,876
935,343	70,058
$10,571,910	$507,934

71

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2016	2015
Prime Master Fund
From operations:
Net investment income	$39,351,690	$17,070,374
Net realized gain	228,755	134,885
Net increase in net assets resulting from operations	39,580,445	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	3,037,555,323	(1,660,811,709)
Net increase (decrease) in net assets	3,077,135,768	(1,643,606,450)
Net assets:
Beginning of year	14,120,130,578	15,763,737,028
End of year	$17,197,266,346	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$9,636,567	$1,236,679
Net realized gain	935,343	362,897
Net increase in net assets resulting from operations	10,571,910	1,599,576
Net increase (decrease) in net assets from beneficial interest transactions	(762,944,902)	123,527,693
Net increase (decrease) in net assets	(752,372,992)	125,127,269
Net assets:
Beginning of year	12,636,283,991	12,511,156,722
End of year	$11,883,910,999	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$437,876	$154,098
Net realized gain	70,058	26,605
Net increase in net assets resulting from operations	507,934	180,703
Net increase (decrease) in net assets from beneficial interest transactions	21,560,886	(36,199,458)
Net increase (decrease) in net assets	22,068,820	(36,018,755)
Net assets:
Beginning of year	1,355,018,768	1,391,037,523
End of year	$1,377,087,588	$1,355,018,768

72

See accompanying notes to financial statements

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73

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2016
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.26%
Supplemental data:
Total investment return[1]	0.26%
Net assets, end of year (000’s)	$17,197,266

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.09%
Net investment income	0.08%
Supplemental data:
Total investment return[1]	0.09%
Net assets, end of year (000’s)	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

74

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%

0.11%	0.11%	0.19%	0.20%
$14,120,131	$15,763,737	$19,137,609	$15,688,562

0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[2]	0.06%
0.01%	0.01%	0.05%	0.01%

0.01%	0.01%	0.05%	0.01%
$12,636,284	$12,511,157	$12,225,550	$13,044,384

75

See accompanying notes to financial statements

Master Trust

Financial highlights

Year ended April 30,
2016
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.03%
Supplemental data:
Total investment return[1]	0.03%
Net assets, end of year (000’s)	$1,377,088

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

76

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012

0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[2]	0.10%[2]
0.01%	0.01%	0.06%	0.06%

0.01%	0.02%	0.07%	0.06%
$1,355,019	$1,391,038	$1,556,326	$1,160,792

77

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

78

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

79

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

80

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2016, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,331,496, $934,156 and $111,451, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2016, UBS AM was obligated to reduce its management fees otherwise receivable by $34,287, $23,097 and $7,284 for the independent trustees fees payable by Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In

81

Master Trust

Notes to financial statements

addition, UBS AM has undertaken to waive fees and/or reimburse expenses in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2016, UBS AM voluntarily waived $1,493,991 and $919,256 for Treasury Master Fund and Tax-Free Master Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Until June 16, 2016, the Master Funds invested cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operated in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market was managed by UBS AM and was offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acted as managing member and received a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM could, in its sole discretion, waive all or any portion of the management fee to which it was entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would have been reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any

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Master Trust

Notes to financial statements

UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	88,108,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2016, the Master Funds did not have any securities on loan.

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Master Trust

Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
	2016	2015
Prime Master Fund
Contributions	$47,016,868,030	$46,715,500,630
Withdrawals	(43,979,312,707)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$3,037,555,323	$(1,660,811,709)

	For the years ended April 30,
	2016	2015
Treasury Master Fund
Contributions	$28,255,411,545	$25,098,121,478
Withdrawals	(29,018,356,447)	(24,974,593,785)
Net increase (decrease) in beneficial interest	$(762,944,902)	$123,527,693

	For the years ended April 30,
	2016	2015
Tax-Free Master Fund
Contributions	$1,598,987,976	$1,679,665,637
Withdrawals	(1,577,427,090)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$21,560,886	$(36,199,458)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and

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Master Trust

Notes to financial statements

concluded, as of April 30, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes become mandatory in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable price. The Master Funds’ registration statement has been supplemented with further information regarding the changes.

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Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (three of the series comprising the Master Trust) (the “Trust”) as of April 30, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund at April 30, 2016, the results of their operations, the changes in their net

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assets and the financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2016

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Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents. The Web site referenced above also contains a variety of additional information regarding the Master Funds and certain of their feeder funds.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent
12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Select Capital Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 74 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989).

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UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 59 portfolios) for which UBS Asset Management (Americas) Inc. (“UBS AM”) or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

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UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 80 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy, among many others) (from 1982 until 1995).

Alan S. Bernikow; 75 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).

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Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Florida Community Bank, N.A. (and serves as the chair of its audit committee).

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Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 69 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 56 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

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UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	None

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UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 60 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

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UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 51 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

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UBS Select Capital Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 50	Chief Compliance Officer	Since 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Rose Ann Bubloski*; 48	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 52	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver is president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Lisa N. DiPaolo*; 38	Vice President	Since November 2015	Ms. DiPaolo is director (since 2008) and portfolio manager (since November 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

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UBS Select Capital Funds

Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 50	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (from 2007 to 2011) and global head of registered fund product control (since January 2016) (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Elbridge T. Gerry III*; 59	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 58	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joanne M. Kilkeary*; 48	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Cindy Lee*; 40	Vice President and Assistant Treasurer	Since 2014	Ms. Lee is a director (since March 2016) (prior to which she was an associate director (from 2009 to 2016)) of registered fund product control of UBS AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Tammie Lee*; 45	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005)) and associate general counsel of UBS AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Joshua M. Lindauer*; 28	Vice President and Assistant Secretary	Since May 2016	Mr. Lindauer is an associate director and associate general counsel of UBS AM—Americas region (since May 2016). Prior to joining UBS AM—Americas region, Mr. Lindauer was an associate counsel at Fred Alger Management, Inc. (from 2015 to 2016) and a paralegal (from 2014 to 2015). From 2010 to 2014, Mr. Lindauer was a law student. Mr. Lindauer is a vice president and assistant secretary of 7 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.

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UBS Select Capital Funds

Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

William T. MacGregor*; 40	Vice President and Assistant Secretary	Since September 2015	Mr. MacGregor is an executive director and deputy general counsel at UBS AM—Americas region. From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Ryan Nugent*; 38	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.

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UBS Select Capital Funds

Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Nancy Osborn*; 50	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Robert Sabatino**; 42	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 30 portfolios) for which UBS AM serves as investment advisor or manager.

Eric Sanders*; 50	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

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UBS Select Capital Funds

Supplemental information (unaudited)

Officers  (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

David Walczak**; 32	Vice President	Since February 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2016) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Keith A. Weller*; 54	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

Mandy Yu*, 32	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (since 2012)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 82 portfolios) for which UBS AM serves as investment advisor or manager.

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UBS Select Capital Funds

Supplemental information (unaudited)

Officers  (concluded)

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa M. DiPaolo Vice President David Walczak Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1522

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2016 and April 30, 2015, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $297,269 and $262,694, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2016 and April 30, 2015, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $38,350 and $43,378, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2015 and 2014 semiannual financial statements and (2) review of the consolidated 2014 and 2013 reports on the profitability of the UBS Funds to UBS Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2016 and April 30, 2015, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $140,855 and $170,925, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2016 and April 30, 2015, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through May 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the

Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2016 and April 30, 2015 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2016 and April 30, 2015 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2016 and April 30, 2015 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2016 and April 30, 2015 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2016 and April 30, 2015 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2016 and April 30, 2015 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2016, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)	For the fiscal years ended April 30, 2016 and April 30, 2015, the aggregate fees billed by E&Y of $481,252 and $488,530, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2016	2015
Covered Services	$179,205	$214,303
Non-Covered Services	302,047	274,227

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 8, 2016